Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
November 30, 2025
SEI-NPRT3-0126
1.810690.121
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	130,267	1,688,260
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	3,111	16,022
TOTAL AUSTRALIA		1,704,282
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	540,118	11,029,210
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	739,435	8,436,953
Liberty Global Ltd Class B (b)	2	22
Liberty Global Ltd Class C (b)	847,983	9,734,846

TOTAL BELGIUM		18,171,821
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Kestrel Group Ltd (c)	35,367	526,615
RenaissanceRe Holdings Ltd	245,889	64,218,830

TOTAL BERMUDA		64,745,445
CANADA - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	491,048	260,796
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)(c)	497,655	1,871,183
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	2,198	18,419
TOTAL CONSUMER STAPLES		1,889,602

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	110,473	1,436,149
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	154,244	308,488
TuHURA Biosciences Inc rights (b)(d)	314,697	3
		308,491
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	84,847	92,483
TOTAL HEALTH CARE		400,974

Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	970,636	95,316,455
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	1,772,254	40,176,998
Hut 8 Corp (United States) (b)(c)	491,329	22,109,805
		62,286,803
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)(c)	126,316	144,000
Metals & Mining - 0.0%
McEwen Inc (b)(c)	235,990	4,391,775
US Goldmining Inc (b)	12,651	124,865
		4,516,640
TOTAL MATERIALS		4,660,640

TOTAL CANADA		166,251,419
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,045,756	3,722,891
Software - 0.0%
Nukkleus Inc (b)(c)	23,870	132,479
TOTAL CHINA		3,855,370
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	700	690
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	4,696	83,494
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	296,290	1,505,153
Paper & Forest Products - 0.0%
Mercer International Inc	235,064	425,466
TOTAL GERMANY		1,930,619
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	2,653,213	2,971,599
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	32,419	44,090
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	246,035	3,028,691
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,072,781
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	45,524	135,661
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)	703,300	285,539
TOTAL HONG KONG		421,200
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	227,221	2,442,626
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)	3,180	5,533
TOTAL HEALTH CARE		2,448,159

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	77,197	5,315,013
TOTAL IRELAND		7,763,172
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	849,532	10,041,468
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	1,977	13,444
Materials - 0.0%
Chemicals - 0.0%
N2OFF Inc (b)(c)	2,018	6,135
TOTAL ISRAEL		10,061,047
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (b)(d)	101,138	1
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	648,517	17,308,919
TOTAL JAPAN		17,308,920
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	29,708	91,500
KOREA (SOUTH) - 0.6%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	96,398	1,340,896
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Coupang Inc Class A (b)	7,058,464	198,766,347
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	32,666	122,824
TOTAL KOREA (SOUTH)		200,230,067
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	317,072	8,722,651
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)	327,700	10,001,404
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)	662,754	2,730,546
TOTAL NORWAY		12,731,950
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	80,633	924,861
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	163,897	1,422,626
Liberty Latin America Ltd Class C (b)	661,216	5,785,640
		7,208,266
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	825,745	16,324,979
Ofg Bancorp	231,190	9,185,178
Popular Inc	353,905	40,596,443
		66,106,600
Financial Services - 0.0%
EVERTEC Inc	336,009	9,710,660
TOTAL FINANCIALS		75,817,260

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	145,956	1,277,115
TOTAL PUERTO RICO		84,302,641
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	242,373	3,109,646
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	274,709	12,392,123
TOTAL SINGAPORE		15,501,769
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	368,949	43,532,293
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	540,034	11,232,707
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)(c)	23,922	29,902
TOTAL SWEDEN		54,794,902
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	713,774	11,798,684
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	478,610	25,591,277
TOTAL SWITZERLAND		37,389,961
THAILAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	92,456	2,552,710
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	187,587	86,179,344
TOTAL THAILAND		88,732,054
UNITED KINGDOM - 0.9%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (b)	919,527	192,006,434
Soho House & Co Inc Class A (b)(c)	156,033	1,382,452
		193,388,886
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	2,146,420	97,146,969
Health Care - 0.1%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	13,735	0
F-star Therapeutics Inc rights (b)(d)	13,735	0
Zura Bio Ltd Class A (b)	172,088	660,818
		660,818
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	151,760	280,756
Pharmaceuticals - 0.1%
Indivior PLC (b)	653,493	21,957,365
TOTAL HEALTH CARE		22,898,939

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (b)	252,986	1,644
Machinery - 0.0%
Luxfer Holdings PLC	143,870	1,798,375
TOTAL INDUSTRIALS		1,800,019

TOTAL UNITED KINGDOM		315,234,813
UNITED STATES - 97.0%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)	99,869	2,053,307
AST SpaceMobile Inc Class A (b)(c)	1,225,787	68,889,229
Atn International Inc	47,977	1,011,835
Bandwidth Inc Class A (b)	137,999	1,965,106
Cogent Communications Holdings Inc	261,033	4,980,510
Frontier Communications Parent Inc (b)	1,311,114	49,717,443
GCI Liberty Inc/DEL Class A (b)(d)	444,709	3
GCI LLC Class A (c)	15,918	530,706
GCI LLC Class A rights 12/17/2025 (b)(c)	51,978	322,264
GCI LLC Class C (c)	119,513	3,982,173
Globalstar Inc (b)	266,252	16,174,809
IDT Corp Class B	108,258	5,388,001
iQSTEL Inc (b)(c)	19,768	83,026
Iridium Communications Inc	568,051	9,316,036
Lumen Technologies Inc (b)	4,938,233	40,049,070
NextPlat Corp (b)(c)	92,747	56,223
Shenandoah Telecommunications Co (c)	226,751	2,478,388
Uniti Group Inc (b)	941,707	5,998,674
		212,996,803
Entertainment - 1.6%
AMC Entertainment Holdings Inc Class A (b)(c)	2,867,045	7,024,260
Atlanta Braves Holdings Inc Class A (b)(c)	71,809	3,128,718
Atlanta Braves Holdings Inc Class C (b)	220,847	8,789,711
Brag House Holdings Inc (b)(c)	5,185	4,896
Cinemark Holdings Inc	525,548	14,389,504
Cineverse Corp (b)	84,402	212,693
CuriosityStream Inc Class A	178,307	857,657
Dolphin Entertainment Inc (b)	51,892	84,065
Eventbrite Inc Class A (b)	426,722	1,062,538
Gaia Inc Class A (b)	93,523	360,064
Gaxos.ai Inc (b)	34,489	45,525
Golden Matrix Group Inc (b)(c)	150,664	109,533
Kartoon Studios Inc (b)	226,438	167,587
Liberty Media Corp-Liberty Formula One Class A (b)	137,053	12,044,217
Liberty Media Corp-Liberty Formula One Class C (b)	1,159,625	111,300,808
Liberty Media Corp-Liberty Live Class A (b)	96,812	7,446,779
Liberty Media Corp-Liberty Live Class C (b)	271,332	21,492,208
Lionsgate Studios Corp	1,188,849	8,868,814
LiveOne Inc (b)	55,058	258,773
Madison Square Garden Entertainment Corp Class A (b)	213,391	10,556,453
Madison Square Garden Sports Corp Class A (b)	93,503	21,321,489
Marcus Corp/The	120,215	1,887,376
Motorsport Games Inc Class A (b)(c)	16,001	44,643
Moving Image Technologies Inc (b)	37,248	29,512
Playstudios Inc Class A (b)	474,150	304,404
Playtika Holding Corp	274,267	1,110,781
PodcastOne Inc (b)	40,726	100,593
Reading International Inc Class A (b)	91,258	117,723
Reading International Inc Class B (b)	2,791	32,096
Reservoir Media Inc (b)(c)	183,761	1,400,259
ROBLOX Corp Class A (b)	3,376,445	320,863,568
Roku Inc Class A (b)	681,030	65,916,894
Skillz Inc Class A (b)	52,952	296,002
Snail Inc Class A (b)(c)	48,878	43,135
Sphere Entertainment Co Class A (b)(c)	143,955	12,177,153
Starz Entertainment Corp	67,959	745,510
TruGolf Holdings Inc Class A (b)(c)	3,426	4,590
Vivid Seats Inc Class A (b)(c)	16,891	130,230
Warner Music Group Corp Class A	767,475	21,673,494
		656,404,255
Interactive Media & Services - 0.9%
Angi Inc Class A (b)	193,819	2,213,413
Arena Group Holdings Inc/The (b)(c)	62,281	261,580
Bumble Inc Class A (b)	346,641	1,230,576
BuzzFeed Inc Class A (b)	136,321	127,542
Cargurus Inc Class A (b)	445,169	15,705,562
Cars.com Inc (b)	300,854	3,489,906
DHI Group Inc (b)	206,550	388,314
EverQuote Inc Class A (b)	147,070	3,881,177
fuboTV Inc Class A (b)(c)	1,779,212	5,408,804
Getty Images Holdings Inc Class A (b)(c)	196,559	302,701
Giftify Inc (b)	87,243	96,840
HWH International Inc Class A (b)(c)	10,049	15,575
IAC Inc Class A (b)(c)	365,369	12,813,491
Intelligent Protection Management Corp (b)	33,306	60,950
IZEA Worldwide Inc (b)	66,444	334,213
MediaAlpha Inc Class A (b)	171,834	2,192,602
Nextdoor Holdings Inc Class A (b)	1,171,123	2,049,465
Onfolio Holdings Inc (b)(c)	18,604	15,948
Pinterest Inc Class A (b)	3,131,607	81,797,575
PSQ Holdings Inc Class A (b)(c)	190,586	247,762
QuinStreet Inc (b)	299,703	4,183,854
Reddit Inc Class A (b)	648,107	140,295,722
Rumble Inc Class A (b)(c)	589,440	3,990,509
Shutterstock Inc	120,217	2,502,918
Snap Inc Class A (b)	5,757,419	44,216,978
Society Pass Inc (b)	20,124	27,570
Super League Enterprise Inc (b)	2,834	2,557
System1 Inc Class A (b)(c)	6,238	23,580
Teads Holding Co (b)(c)	148,984	105,481
Travelzoo (b)(c)	36,897	262,338
TripAdvisor Inc Class A (c)	611,209	9,088,678
TrueCar Inc (b)	388,092	826,636
Trump Media & Technology Group Corp (b)(c)	846,051	9,763,429
Yelp Inc Class A (b)	315,058	9,108,327
Zedge Inc Class B	61,796	142,749
Ziff Davis Inc (b)(c)	215,840	7,083,869
ZipRecruiter Inc Class A (b)(c)	334,548	1,589,103
ZoomInfo Technologies Inc (b)	1,453,156	14,415,308
		380,263,602
Media - 0.7%
Advantage Solutions Inc Class A (b)	567,258	538,668
AMC Networks Inc Class A (b)(c)	150,248	1,340,212
Beasley Broadcast Group Inc Class A (b)	5,192	21,547
Boston Omaha Corp (b)(c)	116,173	1,444,030
Cable One Inc (c)	20,873	2,446,107
Cardlytics Inc (b)(c)	241,370	299,299
Clear Channel Outdoor Holdings Inc (b)	1,665,275	3,313,897
comScore Inc (b)	18,883	130,293
Creative Realities Inc (b)	44,684	129,137
Direct Digital Holdings Inc Class A (b)(c)	33,897	3,904
DoubleVerify Holdings Inc (b)	708,955	7,472,386
EchoStar Corp Class A (b)(c)	703,928	51,590,883
Emerald Holding Inc	73,574	269,281
Entravision Communications Corp Class A	340,733	947,238
EW Scripps Co/The Class A (b)	355,946	1,505,652
Fluent Inc (b)(c)	41,796	74,397
Gray Media Inc	426,924	2,100,466
Gray Media Inc Class A (c)	7,847	62,933
Harte Hanks Inc (b)	22,159	84,426
Ibotta Inc Class A (b)(c)	76,192	1,817,941
iHeartMedia Inc Class A (b)	637,159	2,504,035
Integral Ad Science Holding Corp (b)	402,385	4,136,518
John Wiley & Sons Inc Class A	213,491	7,762,533
John Wiley & Sons Inc Class B	7,019	252,684
Lee Enterprises Inc (b)(c)	22,726	90,677
Lendway Inc (b)	6,947	25,912
Liberty Broadband Corp Class A (b)	95,869	4,439,693
Liberty Broadband Corp Class C (b)	600,271	27,786,545
LQR House Inc (b)(c)	5,549	5,388
Magnite Inc (b)	749,507	11,010,258
Marchex Inc Class B (b)	190,556	306,795
Mediaco Holding Inc Class A (b)	62,496	57,496
MNTN Inc Class A	57,724	787,933
National CineMedia Inc (c)	451,169	1,944,538
New York Times Co/The Class A	843,732	54,420,714
Nexstar Media Group Inc	148,728	28,576,598
NIQ Global Intelligence Plc (c)	263,469	4,141,733
Optimum Communications Inc Class A (b)(c)	1,336,587	2,539,515
PubMatic Inc Class A (b)	184,085	1,658,606
Saga Communications Inc Class A	28,652	338,094
Scholastic Corp	116,319	3,436,063
Sinclair Inc Class A	199,478	3,143,773
Sirius XM Holdings Inc (c)	1,002,530	21,313,788
SPAR Group Inc (b)	59,416	52,755
Stagwell Inc Class A (b)(c)	585,516	3,138,366
Stran & Co Inc (b)	49,230	99,445
TechTarget Inc (c)	155,204	811,717
TEGNA Inc	843,698	16,468,985
Thryv Holdings Inc (b)	217,406	1,223,996
Townsquare Media Inc Class A	79,154	390,229
Treasure Global Inc (b)(c)	14,280	9,453
Urban One Inc Class A (b)	42,578	51,945
Urban One Inc Class D (b)	57,463	46,545
USA TODAY Co Inc (b)	630,059	3,156,596
WideOpenWest Inc (b)(c)	249,563	1,292,736
		283,015,354
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	74,641	3,670,844
Gogo Inc (b)(c)	392,605	2,807,126
Kore Group Holdings Inc (b)(c)	39,697	163,155
NII Holdings Inc (b)(d)	487,940	5
Spok Holdings Inc	111,523	1,481,025
SurgePays Inc (b)	76,865	152,193
Telephone and Data Systems Inc	509,993	20,537,418
		28,811,766
TOTAL COMMUNICATION SERVICES		1,561,491,780

Consumer Discretionary - 9.6%
Automobile Components - 0.8%
Adient PLC (b)	427,084	8,311,055
American Axle & Manufacturing Holdings Inc (b)	608,782	3,999,698
BorgWarner Inc	1,133,596	48,812,644
Cooper-Standard Holdings Inc (b)	92,642	2,895,063
Dana Inc	681,035	15,261,994
Dorman Products Inc (b)	146,154	19,331,790
Fox Factory Holding Corp (b)	214,094	3,166,450
Gentex Corp	1,163,714	26,567,591
Gentherm Inc (b)	159,008	5,671,815
Goodyear Tire & Rubber Co/The (b)	1,555,569	13,471,228
Holley Inc Class A (b)	301,733	1,285,383
LCI Industries	127,944	14,543,394
Lear Corp	274,075	29,424,692
Luminar Technologies Inc Class A (b)(c)	337,908	306,246
Modine Manufacturing Co (b)	274,309	44,473,718
Motorcar Parts of America Inc (b)	101,712	1,340,564
Patrick Industries Inc	174,997	18,938,175
Phinia Inc	204,619	11,067,842
QuantumScape Corp Class A (b)(c)	2,269,534	27,733,705
Solid Power Inc (b)(c)	888,485	4,620,122
Standard Motor Products Inc	110,193	4,136,645
Stoneridge Inc (b)	133,284	761,052
Strattec Security Corp (b)	21,296	1,597,200
Sypris Solutions Inc (b)	77,198	168,291
Visteon Corp	143,540	14,820,505
Worksport Ltd (b)(c)	8,179	21,510
XPEL Inc (b)(e)	132,616	6,163,992
		328,892,364
Automobiles - 0.3%
Cenntro Inc (b)(c)	144,083	24,148
ECD Automotive Design Inc (b)(c)	2,525	976
Empery Digital Inc (b)(c)	257,884	1,392,574
Envirotech Vehicles Inc (b)(c)	11,925	14,549
Faraday Future Intelligent Electric Inc Class A (b)(c)	557,465	641,085
FLY-E Group Inc (b)(c)	4,008	17,595
Harley-Davidson Inc	656,835	16,085,889
Livewire Group Inc (b)(c)	118,924	506,616
Lucid Group Inc (b)(c)	659,934	8,994,900
Massimo Group (b)(c)	27,362	119,846
Rivian Automotive Inc Class A (b)(c)	4,162,744	70,183,864
StableX Technologies Inc (b)(c)	1,971	6,603
Thor Industries Inc	285,272	30,130,429
Winnebago Industries Inc	154,023	5,574,092
Workhorse Group Inc (b)(c)	64,274	57,075
		133,750,241
Broadline Retail - 0.3%
1stdibs.Com Inc (b)	133,876	764,432
Dillard's Inc Class A	15,702	10,521,282
Etsy Inc (b)	517,720	28,070,778
Groupon Inc (b)(c)	150,973	2,552,953
Kohl's Corp	598,729	14,722,746
Macy's Inc	1,427,547	31,919,951
Ollie's Bargain Outlet Holdings Inc (b)	319,842	39,375,749
QVC Group Inc Class A (b)(c)	41,921	390,285
Savers Value Village Inc (b)(c)	196,806	1,792,903
		130,111,079
Distributors - 0.0%
A-Mark Precious Metals Inc	104,113	2,989,084
AMCON Distributing Co	993	112,259
Cheetah Net Supply Chain Service Inc Class A (b)(c)	12,897	18,765
Educational Development Corp (b)	30,351	37,939
GigaCloud Technology Inc Class A (b)	138,792	5,149,183
Kaival Brands Innovations Group Inc (b)(c)	30,613	14,985
Weyco Group Inc	32,934	986,703
		9,308,918
Diversified Consumer Services - 0.9%
ADT Inc	2,677,493	22,089,317
Adtalem Global Education Inc (b)	187,085	17,316,588
Allurion Technologies Inc (b)(c)	23,943	36,872
American Public Education Inc (b)(c)	94,794	3,300,253
Amesite Inc (b)	18,338	43,828
Beachbody Co Inc/The Class A (b)	16,201	143,055
Bright Horizons Family Solutions Inc (b)	301,034	30,934,254
Carriage Services Inc	82,306	3,563,850
Chegg Inc (b)	559,840	541,421
Classover Holdings Inc Class B (c)	61,476	24,013
Coursera Inc (b)	731,427	5,814,845
Driven Brands Holdings Inc (b)	310,072	4,530,152
Duolingo Inc Class A (b)	207,473	39,712,407
European Wax Center Inc Class A (b)	141,945	549,327
Frontdoor Inc (b)	380,660	20,528,994
Graham Holdings Co Class B	17,866	19,768,729
Grand Canyon Education Inc (b)	144,531	22,798,320
H&R Block Inc	700,811	29,518,159
KinderCare Learning Cos Inc (b)(c)	168,467	670,499
Laureate Education Inc (b)	701,150	21,665,535
Legacy Education Inc (b)	45,044	472,512
Lincoln Educational Services Corp (b)	154,630	3,182,285
Matthews International Corp Class A	162,577	3,989,640
McGraw Hill Inc (c)	130,312	2,286,976
Mister Car Wash Inc (b)	493,364	2,634,564
Nerdy Inc Class A (b)(c)	260,961	349,688
Perdoceo Education Corp	321,322	8,984,163
Regis Corp (b)	12,985	350,595
Service Corp International/US	733,138	58,233,151
Strategic Education Inc	124,870	9,742,357
Stride Inc (b)	225,191	14,306,384
Udemy Inc (b)	499,307	2,536,480
Universal Technical Institute Inc (b)	263,511	6,066,023
WW International Inc (c)	52,604	1,492,375
XWELL Inc (b)	29,749	23,038
Zspace Inc (b)	21,022	8,935
		358,209,584
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment Inc Class A (b)	308,414	3,158,159
Allied Gaming & Entertainment Inc (b)	71,997	29,619
Aramark	1,374,097	51,075,185
Ark Restaurants Corp (b)	10,887	76,100
Aureus Greenway Holdings Inc (b)(c)	45,843	205,377
Bally's Corp (b)(c)	36,066	629,352
Biglari Holdings Inc Class A (b)	276	420,936
Biglari Holdings Inc Class B (b)	3,211	943,745
BJ's Restaurants Inc (b)	116,367	4,462,674
Bloomin' Brands Inc	405,168	2,876,693
Boyd Gaming Corp	310,806	25,890,140
Brinker International Inc (b)	232,280	35,722,341
BT Brands Inc (b)(c)	20,097	32,959
Caesars Entertainment Inc (b)	1,106,203	25,741,344
Canterbury Park Holding Corp	13,978	210,928
Cava Group Inc (b)(c)	518,689	25,358,705
Century Casinos Inc (b)	140,575	213,674
Cheesecake Factory Inc/The (c)	241,048	11,488,348
Choice Hotels International Inc (c)	108,476	9,899,520
Churchill Downs Inc	348,401	38,007,065
Cracker Barrel Old Country Store Inc (c)	117,386	3,391,282
Dave & Buster's Entertainment Inc (b)(c)	141,971	2,483,073
Denny's Corp (b)	273,389	1,686,810
Dine Brands Global Inc (c)	76,087	2,377,719
DraftKings Inc Class A (b)	2,595,329	86,061,110
Dutch Bros Inc Class A (b)	663,443	38,884,394
El Pollo Loco Holdings Inc (b)	126,988	1,385,439
Empire Resorts Inc (b)(d)	10,999	0
FAT Brands Inc Class A (b)(c)	9,284	5,171
FAT Brands Inc Class B (b)	25,410	46,755
First Watch Restaurant Group Inc (b)	240,814	4,469,508
Flanigan's Enterprises Inc	3,625	116,000
Full House Resorts Inc (b)	172,547	464,151
GEN Restaurant Group Inc Class A (c)	23,281	58,901
Global Business Travel Group I Class A (b)(c)	578,252	4,458,323
Golden Entertainment Inc	104,023	3,122,770
Good Times Restaurants Inc (b)	42,742	55,137
High Roller Technologies Inc (b)(c)	17,055	34,622
Hilton Grand Vacations Inc (b)	324,219	13,886,300
Hyatt Hotels Corp Class A	222,057	36,503,950
Inspirato Inc Class A (b)(c)	16,933	45,550
Inspired Entertainment Inc (b)(c)	124,863	1,026,374
Jack in the Box Inc (c)	100,974	1,990,198
Krispy Kreme Inc (c)	564,704	2,360,463
Kura Sushi USA Inc Class A (b)	33,329	1,637,454
Life Time Group Holdings Inc (b)	793,754	22,161,612
Lindblad Expeditions Holdings Inc (b)	197,073	2,370,788
Lottery.com Inc (b)(c)	7,330	10,774
Lucky Strike Entertainment Corp Class A (c)	81,460	637,017
Marriott Vacations Worldwide Corp	145,992	7,971,163
Monarch Casino & Resort Inc	64,701	6,248,823
Nathan's Famous Inc	13,573	1,252,245
Noodles & Co Class A (b)	164,705	115,590
ONE Group Hospitality Inc/The (b)	126,905	255,079
Papa John's International Inc (c)	175,430	7,380,340
Penn Entertainment Inc (b)	739,183	10,969,476
Planet Fitness Inc Class A (b)	438,239	49,069,621
Portillo's Inc Class A (b)(c)	346,438	1,808,406
Pursuit Attractions and Hospitality Inc (b)	113,132	3,883,822
Rave Restaurant Group Inc (b)(c)	63,039	199,834
Rci Hospitality Holdings Inc (c)	42,373	1,032,206
Red Robin Gourmet Burgers Inc (b)(c)	82,037	359,322
Red Rock Resorts Inc Class A	250,824	14,690,762
Rush Street Interactive Inc Class A (b)	496,777	9,160,568
Sabre Corp (b)	2,007,397	3,231,909
Serve Robotics Inc (b)(c)	252,157	2,587,131
Shake Shack Inc Class A (b)	212,695	18,606,559
Sharplink Gaming Inc (b)	887,206	9,422,128
Six Flags Entertainment Corp (b)(c)	533,216	8,094,219
Sweetgreen Inc Class A (b)(c)	560,587	3,638,210
Target Hospitality Corp (b)	168,175	1,311,765
Texas Roadhouse Inc	347,036	60,818,059
Travel + Leisure Co	337,755	23,163,238
Twin Hospitality Group Inc Class A (c)	14,994	25,189
United Parks & Resorts Inc (b)(c)	144,542	5,216,521
Vail Resorts Inc (c)	195,765	27,448,211
Venu Holding Corp Class A (b)(c)	153,129	1,549,665
Vestand Inc Class A (b)	20,421	11,435
Wendy's Co/The	794,953	6,717,353
Wingstop Inc	145,930	38,632,049
Wyndham Hotels & Resorts Inc	401,707	29,404,952
Xponential Fitness Inc Class A (b)(c)	144,381	958,690
		823,409,049
Household Durables - 1.3%
Algorhythm Holdings Inc (b)(c)	14,080	20,134
Aterian Inc (b)(c)	29,714	22,241
Bassett Furniture Industries Inc	46,449	721,353
Beazer Homes USA Inc (b)(c)	143,426	3,280,153
Cavco Industries Inc (b)	41,273	24,584,262
Century Communities Inc	136,382	8,904,381
Champion Homes Inc (b)	295,372	25,354,732
Cricut Inc Class A (c)	256,469	1,215,663
Dream Finders Homes Inc Class A (b)(c)	152,089	3,006,800
Emerson Radio Corp (b)	27,426	11,958
Ethan Allen Interiors Inc	122,465	2,895,073
Flexsteel Industries Inc	19,419	767,633
Gopro Inc Class A (b)(c)	694,700	1,132,361
Green Brick Partners Inc (b)	160,227	10,876,209
Hamilton Beach Brands Holding Co Class A	33,131	528,439
Helen of Troy Ltd (b)(c)	111,515	2,113,209
Hooker Furnishings Corp	57,944	621,739
Hovnanian Enterprises Inc Class A (b)	24,086	3,169,236
Installed Building Products Inc	118,979	31,888,752
iRobot Corp (b)(c)	195,872	309,478
KB Home	362,618	23,327,216
Koss Corp (b)	27,847	139,513
La-Z-Boy Inc	216,687	8,433,458
Legacy Housing Corp (b)	46,601	928,758
Leggett & Platt Inc	689,044	7,069,591
LGI Homes Inc (b)(c)	107,113	5,572,018
Lifetime Brands Inc	71,603	272,807
Live Ventures Inc (b)	4,528	43,740
Lovesac Co/The (b)	72,517	1,040,619
M/I Homes Inc (b)	138,852	19,104,647
Meritage Homes Corp	382,704	27,968,008
Newell Brands Inc	2,207,761	8,058,328
Purple Innovation Inc Class A (b)	298,760	236,230
Smith Douglas Homes Corp Class A (b)(c)	40,400	784,568
Somnigroup International Inc	1,097,982	100,487,313
Sonos Inc (b)	635,592	11,796,588
Taylor Morrison Home Corp (b)	517,207	32,423,707
Toll Brothers Inc	512,995	71,732,091
TopBuild Corp (b)	145,834	65,989,885
Traeger Inc (b)(c)	292,751	266,696
Tri Pointe Homes Inc (b)	460,239	15,703,355
United Homes Group Inc Class A (b)	66,772	71,446
Universal Electronics Inc (b)	56,136	185,810
Whirlpool Corp (c)	298,569	23,094,312
XMAX Inc (b)(c)	35,106	194,136
Yunhong Green CTI Ltd (b)(c)	7,298	35,322
		546,383,968
Leisure Products - 0.4%
Acushnet Holdings Corp	144,698	12,169,102
American Outdoor Brands Inc (b)	63,645	456,335
Brunswick Corp/DE	333,212	22,028,645
Clarus Corp	166,587	596,381
Escalade Inc	43,780	580,523
Funko Inc Class A (b)	204,525	646,299
Interactive Strength Inc (b)(c)	5,364	11,640
JAKKS Pacific Inc	34,489	566,654
Johnson Outdoors Inc Class A	31,374	1,286,020
Latham Group Inc (b)	244,851	1,750,685
Malibu Boats Inc Class A (b)	100,906	2,864,721
Marine Products Corp	66,603	564,127
MasterCraft Boat Holdings Inc (b)	65,839	1,216,705
Mattel Inc (b)	1,694,415	35,786,046
Newton Golf Company Inc (b)(c)	15,009	24,765
Peloton Interactive Inc Class A (b)	2,032,284	13,799,208
Polaris Inc	285,726	18,960,777
Smith & Wesson Brands Inc	217,025	1,890,288
Solo Brands Inc Class A (b)(c)	8,736	73,599
Sturm Ruger & Co Inc	84,988	2,559,839
Topgolf Callaway Brands Corp (b)	763,321	9,831,574
Tron Inc (b)(c)	107,928	199,667
Twin Vee PowerCats Co (b)(c)	8,785	22,753
YETI Holdings Inc (b)	427,607	17,737,138
		145,623,491
Specialty Retail - 3.1%
1-800-Flowers.com Inc Class A (b)(c)	137,628	469,311
Abercrombie & Fitch Co Class A (b)	250,917	24,557,247
Academy Sports & Outdoors Inc	350,036	16,889,237
Advance Auto Parts Inc (c)	315,834	16,385,468
aka Brands Holding Corp (b)(c)	3,487	49,585
America's Car-Mart Inc/TX (b)(c)	41,181	891,569
American Eagle Outfitters Inc	851,522	17,371,049
Arhaus Inc Class A (b)(c)	284,941	2,946,290
Arko Corp	414,482	1,972,934
Asbury Automotive Group Inc (b)	102,172	23,762,142
AutoNation Inc (b)	147,405	31,145,202
BARK Inc (b)	642,552	459,360
Barnes & Noble Education Inc (b)(c)	115,917	1,083,824
Bath & Body Works Inc	1,107,730	19,285,579
Bed Bath & Beyond Inc (b)	302,513	1,821,128
Boot Barn Holdings Inc (b)	159,638	30,941,037
Brand House Collective Inc/The (b)(c)	61,440	74,342
Brilliant Earth Group Inc Class A	74,609	137,281
Buckle Inc/The	155,767	8,797,720
Build-A-Bear Workshop Inc	64,508	3,425,375
Burlington Stores Inc (b)	325,876	82,195,703
Caleres Inc	179,212	2,098,573
Camping World Holdings Inc Class A	329,687	3,689,198
CarMax Inc (b)	785,866	30,381,580
Carparts Com Inc (b)	281,484	151,664
Carvana Co Class A (b)	722,977	270,754,888
Cato Corp/The Class A (b)	73,747	258,115
Chewy Inc Class A (b)	1,165,190	40,513,656
Children's Place Inc/The (b)(c)	43,438	344,029
Citi Trends Inc (b)	35,799	1,621,337
Designer Brands Inc Class A	183,229	795,214
Destination XL Group Inc (b)	257,864	251,237
Dick's Sporting Goods Inc	349,331	72,161,305
Duluth Holdings Inc Class B (b)	78,512	253,594
Envela Corp (b)	34,907	402,478
EVgo Inc Class A (b)(c)	710,601	2,302,347
Five Below Inc (b)	287,846	47,462,927
Floor & Decor Holdings Inc Class A (b)	565,821	35,997,532
GameStop Corp Class A (b)(c)	2,151,128	48,464,914
Gap Inc/The	1,190,146	32,217,252
Genesco Inc (b)	52,110	1,868,144
Grabagun Digital Holdings Inc (c)	113,078	395,773
Group 1 Automotive Inc	66,363	26,614,218
Grove Collaborative Holdings Class A (b)(c)	143,347	196,385
GrowGeneration Corp (b)	293,526	454,965
Guess? Inc	162,632	2,774,502
Haverty Furniture Cos Inc	71,476	1,701,129
Haverty Furniture Cos Inc Class A	2,459	59,016
J Jill Inc (c)	39,152	617,819
Lands' End Inc (b)(c)	55,766	880,545
Lazydays Holdings Inc (b)(c)	14,323	6,031
Leslie's Inc (b)	33,436	99,305
Lithia Motors Inc Class A	134,033	42,735,082
Lulu's Fashion Lounge Holdings Inc (b)(c)	6,585	35,427
MarineMax Inc (b)(c)	99,269	2,320,909
Monro Inc	151,308	2,830,973
Murphy USA Inc	91,605	35,274,337
National Vision Holdings Inc (b)	413,737	11,936,312
ODP Corp/The (b)(c)	154,990	4,335,070
OneWater Marine Inc Class A (b)	71,311	866,429
Outdoor Holding Co (b)	558,963	1,028,492
Penske Automotive Group Inc	95,671	15,471,914
Petco Health & Wellness Co Inc Class A (b)	468,702	1,499,846
PetMed Express Inc (b)(c)	96,706	169,236
RealReal Inc/The (b)(c)	509,075	7,371,406
Rent the Runway Inc Class A (b)(c)	23,258	113,266
Revolve Group Inc Class A (b)	205,344	4,963,164
RH (b)	81,968	12,917,337
RideNow Group Inc Class B (b)(c)	125,248	627,492
Sally Beauty Holdings Inc (b)	521,245	8,266,946
Shoe Carnival Inc (c)	95,124	1,571,448
Signet Jewelers Ltd	215,645	21,599,003
Sleep Number Corp (b)(c)	119,020	607,002
Sonic Automotive Inc Class A	77,755	4,900,898
Sportsman's Warehouse Holdings Inc (b)	203,875	454,641
Stitch Fix Inc Class A (b)	578,238	2,457,512
Tandy Leather Factory Inc	14,949	41,409
ThredUp Inc Class A (b)	503,864	3,789,057
Tile Shop Holdings Inc (b)	135,450	879,071
Tilly's Inc Class A (b)(c)	121,658	166,671
Torrid Holdings Inc (b)(c)	110,124	143,161
Upbound Group Inc	275,533	4,937,551
Urban Outfitters Inc (b)	280,689	20,790,634
Valvoline Inc (b)(c)	663,941	20,787,993
Victoria's Secret & Co (b)(c)	418,801	17,309,045
Warby Parker Inc Class A (b)	512,703	10,156,646
Wayfair Inc Class A (b)	549,594	60,895,015
Winmark Corp	15,429	6,341,473
Xcel Brands Inc (b)(c)	7,068	6,651
Zumiez Inc (b)	72,962	1,897,012
		1,242,946,586
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds Inc Class A (b)(c)	28,451	143,962
Capri Holdings Ltd (b)	633,386	16,069,003
Carter's Inc	200,936	6,411,868
Columbia Sportswear Co	135,793	7,293,442
Crocs Inc (b)	286,244	24,325,015
Crown Crafts Inc	52,158	143,434
Culp Inc (b)	56,152	224,046
Figs Inc Class A (b)	815,415	7,982,913
Fossil Group Inc (b)(c)	245,153	737,911
G-III Apparel Group Ltd (b)	200,759	5,852,125
Hanesbrands Inc (b)	1,833,966	11,865,760
Kontoor Brands Inc	269,060	20,004,611
Lakeland Industries Inc (c)	40,381	612,984
Levi Strauss & Co Class A	521,811	11,495,496
Movado Group Inc (c)	84,876	1,777,303
Oxford Industries Inc	74,412	2,839,562
Playboy Inc (b)(c)	271,695	521,654
PVH Corp	253,228	21,463,605
Rocky Brands Inc	39,564	1,201,559
Steven Madden Ltd	384,547	16,066,374
Superior Group of Cos Inc	56,733	551,445
Under Armour Inc Class A (b)(c)	1,002,316	4,630,700
Under Armour Inc Class C (b)(c)	630,104	2,791,361
Unifi Inc (b)	82,678	288,546
Vera Bradley Inc (b)	106,446	302,307
VF Corp	1,724,620	30,180,850
Vince Holding Corp (b)	20,921	52,929
Wolverine World Wide Inc	427,308	6,926,663
		202,757,428
TOTAL CONSUMER DISCRETIONARY		3,921,392,708

Consumer Staples - 2.6%
Beverages - 0.3%
Amaze Holdings Inc (b)(c)	32,229	15,470
Boston Beer Co Inc/The Class A (b)	41,713	8,125,692
Celsius Holdings Inc (b)	836,579	34,249,545
Coca-Cola Consolidated Inc	313,403	51,069,020
Heritage Distilling Holding Co Inc (b)(c)	6,047	37,854
MGP Ingredients Inc	74,535	1,700,143
National Beverage Corp (b)	123,105	4,192,956
Primo Brands Corp Class A	1,322,406	20,748,550
Splash Beverage Group Inc (b)(c)	6,553	8,126
Vita Coco Co Inc/The (b)	230,388	12,305,023
Willamette Valley Vineyards Inc (b)	19,864	55,818
Zevia PBC Class A (b)	177,011	474,389
		132,982,586
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	2,107,267	38,626,204
Andersons Inc/The	178,875	9,212,063
BJ's Wholesale Club Holdings Inc (b)	690,342	61,599,217
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Casey's General Stores Inc	194,801	111,126,178
Chefs' Warehouse Inc/The (b)	190,809	11,700,408
Grocery Outlet Holding Corp (b)	503,267	5,601,362
Healthy Choice Wellness Corp Class A (b)	63,694	39,248
HF Foods Group Inc (b)	220,108	552,471
Ingles Markets Inc Class A	71,106	5,469,474
Maison Solutions Inc (b)	17,599	7,577
Mangoceuticals Inc (b)(c)	48,807	54,176
Maplebear Inc (b)	963,872	40,492,263
Natural Grocers by Vitamin Cottage Inc	56,202	1,559,606
Performance Food Group Co (b)	819,910	79,588,664
PriceSmart Inc	131,847	16,230,366
Reborn Coffee Inc (b)(c)	13,819	27,776
Sprouts Farmers Market Inc (b)	510,991	42,826,156
SRX Health Solutions Inc (b)(c)	40,597	13,884
United Natural Foods Inc (b)	316,578	11,811,525
US Foods Holding Corp (b)	1,179,738	92,809,988
Village Super Market Inc Class A	49,403	1,707,368
Weis Markets Inc	49,730	3,230,958
		534,286,932
Food Products - 0.6%
Alico Inc (c)	31,069	1,081,046
Arcadia Biosciences Inc (b)(c)	6,893	25,504
B&G Foods Inc (c)	447,730	2,064,035
Barfresh Food Group Inc (b)	47,112	155,470
Beyond Meat Inc (b)(c)	404,025	396,672
BranchOut Food Inc (b)	45,442	139,053
BRC Inc Class A (b)(c)	454,880	577,698
Bridgford Foods Corp (b)	9,050	71,948
Cal-Maine Foods Inc	238,446	19,867,321
Calavo Growers Inc	89,644	1,836,806
CIMG Inc (b)(c)	15,587	2,805
Coffee Holding Co Inc (b)	26,646	99,123
Darling Ingredients Inc (b)	828,206	30,320,622
Edible Garden AG Inc (b)(c)	6,805	8,641
Farmer Bros Co (b)	97,595	157,128
Flowers Foods Inc	1,070,729	11,488,922
Fresh Del Monte Produce Inc	174,771	6,316,224
Freshpet Inc (b)(c)	256,979	14,688,920
Hain Celestial Group Inc (b)	477,658	525,424
Ingredion Inc	335,180	36,045,257
J & J Snack Foods Corp	82,418	7,611,302
John B Sanfilippo & Son Inc	48,403	3,515,510
Laird Superfood Inc (b)	42,892	117,524
Lifeway Foods Inc (b)	31,956	792,029
Limoneira Co	78,160	1,085,642
Local Bounti Corp (b)(c)	21,926	53,719
Mama's Creations Inc (b)(c)	186,295	2,108,859
Marzetti Company/The	106,656	17,805,153
Mission Produce Inc (b)	222,482	2,674,234
Pilgrim's Pride Corp (c)	223,190	8,490,148
Post Holdings Inc (b)	249,367	25,941,649
Rocky Mountain Chocolate Factory Inc (b)	30,468	50,882
Sadot Group Inc (b)(c)	2,598	7,585
Seaboard Corp	1,356	6,345,497
Seneca Foods Corp Class A (b)	26,973	3,262,384
Seneca Foods Corp Class B (b)	16	1,960
Simply Good Foods Co/The (b)	487,098	9,586,089
SOW GOOD INC (b)(c)	16,989	10,261
Tootsie Roll Industries Inc Class A	101,942	3,910,495
TreeHouse Foods Inc (b)	234,748	5,608,130
Utz Brands Inc Class A	410,178	3,974,625
Vital Farms Inc (b)	195,307	6,386,539
Westrock Coffee Co (b)	191,175	831,611
		236,040,446
Household Products - 0.1%
Central Garden & Pet Co (b)	43,543	1,487,429
Central Garden & Pet Co Class A (b)	270,889	8,381,306
Energizer Holdings Inc	320,410	5,841,074
Oil-Dri Corp of America	54,771	2,981,186
Reynolds Consumer Products Inc	290,680	7,261,186
Spectrum Brands Holdings Inc (c)	128,524	7,627,899
WD-40 Co	69,143	13,538,200
		47,118,280
Personal Care Products - 0.2%
AXIL Brands Inc (b)	17,187	87,722
Beauty Health Co/The Class A (b)(c)	427,130	632,152
BellRing Brands Inc (b)	660,158	20,392,281
Bonk Inc (b)(c)	772,455	139,042
Coty Inc Class A (b)(c)	2,005,832	6,659,362
Edgewell Personal Care Co	244,708	4,370,485
elf Beauty Inc (b)	310,455	23,647,357
FitLife Brands Inc (b)(c)	20,160	375,984
Herbalife Ltd (b)	535,060	6,811,314
Honest Co Inc/The (b)(c)	526,295	1,415,734
Interparfums Inc	95,654	7,773,801
Lifevantage Corp	40,468	278,015
Mannatech Inc (b)	6,433	60,985
Medifast Inc (b)(c)	53,617	588,178
Natural Alternatives International Inc (b)	22,057	80,067
Nature's Sunshine Products Inc (b)	74,231	1,527,674
Nu Skin Enterprises Inc Class A	260,479	2,576,137
Olaplex Holdings Inc (b)	540,794	616,505
PMGC Holdings Inc (b)(c)	1,878	9,916
Synergy CHC Corp (b)	19,718	41,211
United-Guardian Inc	16,796	96,577
Upexi Inc (b)	232,783	651,792
USANA Health Sciences Inc (b)	56,230	1,116,166
		79,948,457
Tobacco - 0.0%
22nd Century Group Inc (b)	2,511	2,661
Ispire Technology Inc (b)	104,015	253,796
Turning Point Brands Inc	94,642	9,479,343
Universal Corp/VA (c)	131,791	6,953,293
		16,689,093
TOTAL CONSUMER STAPLES		1,047,065,794

Energy - 3.4%
Energy Equipment & Services - 0.7%
Archrock Inc	917,776	22,522,223
Atlas Energy Solutions Inc (c)	408,470	3,521,011
Bristow Group Inc (b)	131,197	4,921,199
Cactus Inc Class A	361,094	15,498,154
Core Laboratories Inc (c)	247,293	3,734,124
Dawson Geophysical Co (b)(c)	35,416	69,415
DMC Global Inc (b)	101,004	627,235
Drilling Tools International Corp (b)	82,236	197,366
Energy Services of America Corp	66,107	591,658
Expro Group Holdings NV (b)	542,020	7,561,179
Flowco Holdings Inc Class A	106,288	1,803,707
Forum Energy Technologies Inc (b)	61,964	1,945,670
Geospace Technologies Corp (b)(c)	67,613	890,463
Gulf Island Fabrication Inc (b)	63,575	755,271
Helix Energy Solutions Group Inc (b)	719,304	4,790,565
Helmerich & Payne Inc	524,856	14,643,482
Innovex International Inc (b)(c)	202,497	4,458,984
KLX Energy Services Holdings Inc (b)(c)	73,889	122,656
Kodiak Gas Services Inc	388,397	13,671,574
Liberty Energy Inc Class A	862,924	15,342,789
Mammoth Energy Services Inc (b)	122,342	225,109
MIND Technology Inc (b)(c)	42,855	408,194
Nabors Industries Ltd (b)(c)	79,475	3,963,418
Natural Gas Services Group Inc	56,813	1,759,499
NCS Multistage Holdings Inc (b)	4,149	149,613
Nine Energy Service Inc (b)(c)	195,333	90,342
Noble Corp PLC	652,087	19,966,904
NOV Inc	1,955,471	30,036,036
Oceaneering International Inc (b)	526,121	12,837,352
Oil States International Inc (b)	293,093	1,846,486
Patterson-UTI Energy Inc	1,931,593	11,222,555
ProFrac Holding Corp Class A (b)	112,748	399,128
ProPetro Holding Corp (b)	399,552	3,823,713
Ranger Energy Services Inc Class A	74,617	1,008,076
RPC Inc (c)	472,537	2,513,897
SEACOR Marine Holdings Inc (b)	107,425	764,866
Select Water Solutions Inc Class A (c)	520,235	5,254,374
Smart Sand Inc	156,534	461,775
Solaris Energy Infrastructure Inc Class A	218,598	10,468,658
TETRA Technologies Inc (b)	689,674	5,358,767
Tidewater Inc (b)(c)	242,418	13,095,420
Transocean Ltd (b)(c)	5,130,187	22,624,125
Valaris Ltd (b)(c)	348,767	19,673,946
Weatherford International PLC	378,312	28,297,738
		313,918,716
Oil, Gas & Consumable Fuels - 2.7%
Aemetis Inc (b)(c)	309,212	534,937
American Resources Corp (b)(c)	325,300	904,334
Amplify Energy Corp (b)(c)	182,652	1,004,586
Antero Midstream Corp	1,752,604	31,564,398
Antero Resources Corp (b)	1,532,478	55,828,174
Barnwell Industries Inc (b)	25,155	31,946
Battalion Oil Corp (b)(c)	22,648	25,138
Berry Corp	410,585	1,391,883
California Resources Corp	383,232	18,310,825
Calumet Inc (b)(c)	337,434	6,512,476
Centrus Energy Corp Class A (b)(c)	91,457	23,714,800
Cheniere Energy Inc	1,149,412	239,606,426
Chord Energy Corp	298,590	28,025,657
Civitas Resources Inc	439,589	12,910,729
Clean Energy Fuels Corp (b)	909,870	1,983,517
Clean Energy Technologies Inc (b)(c)	13,724	24,839
CNX Resources Corp (b)(c)	739,184	28,709,907
Comstock Inc (b)(c)	259,836	930,213
Comstock Resources Inc (b)(c)	416,189	11,178,837
Core Natural Resources Inc	269,620	21,569,600
Crescent Energy Co Class A (c)	979,669	9,238,279
CVR Energy Inc (b)	156,077	5,389,339
Delek US Holdings Inc	316,482	12,238,359
Dorian LPG Ltd	192,870	4,779,319
DT Midstream Inc	531,065	64,503,155
Empire Petroleum Corp (b)(c)	83,736	251,208
EON Resources Inc Class A (b)(c)	171,294	72,783
Epsilon Energy Ltd	103,206	496,421
Evolution Petroleum Corp	165,235	649,374
Excelerate Energy Inc Class A	125,497	3,523,956
FutureFuel Corp	141,273	466,201
Gevo Inc (b)(c)	1,229,571	2,631,282
Granite Ridge Resources Inc	342,952	1,766,203
Green Plains Inc (b)	345,101	3,564,893
Gulfport Energy Corp (b)	82,149	18,277,331
HF Sinclair Corp	830,810	43,958,157
HighPeak Energy Inc Class A (c)	126,874	851,325
Houston American Energy Corp (b)(c)	14,874	32,722
Infinity Natural Resources Inc Class A (b)(c)	80,102	1,060,550
International Seaways Inc	213,683	11,318,789
Kinetik Holdings Inc Class A (c)	230,326	7,987,706
Lightbridge Corp (b)(c)	136,355	2,217,132
Magnolia Oil & Gas Corp Class A (c)	975,000	22,561,500
Matador Resources Co	606,504	25,715,770
Mexco Energy Corp	4,933	45,137
Murphy Oil Corp	703,768	22,569,840
NACCO Industries Inc Class A	23,090	1,113,862
New Era Energy & Digital Inc (c)	72,949	371,310
New Fortress Energy Inc Class A (b)(c)	621,157	757,812
NextDecade Corp (b)(c)	728,891	4,453,524
NextNRG Inc (b)(c)	175,932	214,637
Northern Oil & Gas Inc (c)	495,330	11,090,439
OPAL Fuels Inc Class A (b)(c)	120,172	289,615
Ovintiv Inc	1,337,145	54,769,459
Par Pacific Holdings Inc (b)	265,722	12,130,209
PBF Energy Inc Class A	435,682	15,022,315
Peabody Energy Corp (c)	638,270	17,386,475
PEDEVCO Corp (b)	135,572	61,672
Permian Resources Corp Class A	3,639,998	52,743,571
Prairie Operating Co (b)(c)	153,884	287,763
PrimeEnergy Resources Corp (b)(c)	3,526	647,409
Range Resources Corp	1,242,671	49,073,078
REX American Resources Corp (b)	148,083	4,885,258
Riley Exploration Permian Inc	54,098	1,481,744
Ring Energy Inc (b)	846,772	772,595
Sable Offshore Corp (b)(c)	408,545	1,785,342
SandRidge Energy Inc (c)	166,476	2,353,971
Sky Quarry Inc (b)(c)	99,458	34,899
SM Energy Co	596,725	11,367,611
Stabilis Solutions Inc (b)	21,392	98,831
Summit Midstream Corp Class A (b)(c)	55,315	1,385,088
Talos Energy Inc (b)(c)	677,709	7,766,545
Trio Petroleum Corp (b)	38,208	32,178
Ur-Energy Inc (United States) (b)	1,751,087	2,293,924
Uranium Energy Corp (b)(c)	2,323,256	28,506,351
US Energy Corp (b)(c)	88,026	86,257
VAALCO Energy Inc (c)	558,997	2,001,209
Venture Global Inc Class A (c)	2,407,847	17,962,539
Verde Clean Fuels Inc Class A (b)(c)	22,445	58,806
Viper Energy Inc Class A	888,720	32,464,942
Vital Energy Inc (b)(c)	152,397	2,732,478
Vitesse Energy Inc	149,395	3,161,198
Vivakor Inc (b)(c)	117,092	14,354
W&T Offshore Inc (c)	516,121	913,534
World Kinect Corp	290,520	6,734,254
XCF Global Inc Class A	254,534	188,355
		1,100,425,366
TOTAL ENERGY		1,414,344,082

Financials - 15.6%
Banks - 5.6%
1st Source Corp	96,232	6,008,726
ACNB Corp	55,608	2,691,427
Affinity Bancshares Inc	15,308	295,751
Amalgamated Financial Corp	113,004	3,316,667
Amerant Bancorp Inc Class A	205,138	3,858,646
Ameris Bancorp	334,706	25,357,327
AmeriServ Financial Inc	84,171	261,772
Ames National Corp	40,044	873,760
Arrow Financial Corp	76,269	2,299,510
Associated Banc-Corp	859,873	22,606,061
Atlantic Union Bankshares Corp	751,095	25,409,544
Auburn National BanCorp Inc	12,756	307,675
Avidbank Holdings Inc (b)	37,317	975,840
Avidia Bancorp Inc (c)	96,582	1,528,893
Axos Financial Inc (b)	293,107	24,087,533
Banc of California Inc	701,176	12,929,685
BancFirst Corp	106,806	11,838,377
Bancorp Inc/The (b)	239,668	15,355,529
Bank First Corp	45,881	5,722,737
Bank of Hawaii Corp	210,049	13,766,611
Bank of Marin Bancorp	83,180	2,250,435
Bank of the James Financial Group Inc	21,535	367,172
Bank OZK	551,476	25,378,926
Bank7 Corp	22,686	939,881
BankFinancial Corp	57,616	677,564
BankUnited Inc	396,245	17,121,746
Bankwell Financial Group Inc	33,109	1,519,703
Banner Corp	182,037	11,433,744
Bar Harbor Bankshares	88,572	2,642,988
BayCom Corp	59,170	1,726,581
Bayfirst Financial Corp	19,485	154,516
BCB Bancorp Inc	88,165	704,438
Beacon Financial Corp	438,338	11,217,069
Blue Foundry Bancorp (b)	91,301	1,037,179
Blue Ridge Bankshares Inc	238,121	1,031,064
Bogota Financial Corp (b)	20,054	168,454
BOK Financial Corp (c)	116,255	13,092,638
Bridgewater Bancshares Inc (b)	112,778	1,952,187
Broadway Financial Corp/DE (b)	25,513	159,711
Burke & Herbert Financial Services Corp	70,085	4,572,345
Business First Bancshares Inc	155,587	4,048,374
BV Financial Inc (b)	42,823	785,374
Byline Bancorp Inc	172,636	4,819,997
C&F Financial Corp	16,180	1,123,701
Cadence Bank	972,603	38,748,504
California BanCorp (b)	115,924	2,250,085
Camden National Corp	89,797	3,631,391
Capital Bancorp Inc	59,761	1,661,356
Capital City Bank Group Inc	72,029	3,019,456
Capitol Federal Financial Inc	647,084	4,277,225
Carter Bankshares Inc (b)	117,000	2,149,290
Carver Bancorp Inc (b)	20,733	33,379
Catalyst Bancorp Inc (b)	9,541	143,115
Cathay General Bancorp	357,021	17,294,097
CB Financial Services Inc	23,927	848,212
Central Pacific Financial Corp	142,465	4,236,909
Central Plains Bancshares Inc (b)	6,993	112,238
CF Bankshares Inc Class A	22,610	540,605
Chain Bridge Bancorp Inc Class A (b)	8,439	267,769
Chemung Financial Corp	18,699	984,876
ChoiceOne Financial Services Inc	72,293	2,200,599
Citizens & Northern Corp	84,761	1,708,782
Citizens Community Bancorp Inc/WI	54,878	946,646
Citizens Financial Services Inc	25,635	1,432,740
City Holding Co (c)	74,823	9,076,778
Civista Bancshares Inc	102,445	2,329,599
CNB Financial Corp/PA	153,630	3,982,090
Coastal Financial Corp/WA Class A (b)	67,560	7,522,806
CoastalSouth Bancshares Inc (b)(c)	39,770	892,041
Colony Bankcorp Inc	91,846	1,575,159
Columbia Banking System Inc	1,587,829	44,014,620
Columbia Financial Inc (b)(c)	142,402	2,254,224
Comerica Inc	670,764	53,916,010
Commerce Bancshares Inc/MO	645,735	34,811,574
Community Financial System Inc	278,337	15,798,408
Community Trust Bancorp Inc	80,001	4,440,056
Community West Bancshares	90,700	2,054,355
Connectone Bancorp Inc	264,114	6,674,161
Cullen/Frost Bankers Inc	336,050	41,576,106
Customers Bancorp Inc (b)	154,375	10,636,438
CVB Financial Corp	683,378	13,448,879
Dime Community Bancshares Inc (c)	215,339	6,104,861
Eagle Bancorp Inc (c)	146,324	2,775,766
Eagle Bancorp Montana Inc	40,325	669,395
Eagle Financial Services Inc	21,813	819,514
East West Bancorp Inc	720,873	76,917,149
Eastern Bankshares Inc	1,027,685	19,351,309
ECB Bancorp Inc/MD (b)(c)	38,137	663,584
Enterprise Financial Services Corp	191,104	10,436,189
Equity Bancshares Inc Class A	80,529	3,506,233
Esquire Financial Holdings Inc	34,317	3,502,393
Farmers & Merchants Bancorp Inc/Archbold OH	67,545	1,654,853
Farmers National Banc Corp	200,567	2,725,706
FB Bancorp Inc (b)	100,998	1,277,625
FB Financial Corp	220,393	12,311,153
Fidelity D&D Bancorp Inc	25,377	1,111,005
Fifth District Bancorp Inc (b)	15,657	213,718
Financial Institutions Inc	105,833	3,238,490
Finward Bancorp	19,679	747,900
Finwise Bancorp (b)(c)	46,039	831,004
First Bancorp Inc/The	50,082	1,281,598
First Bancorp/Southern Pines NC (c)	217,705	11,105,132
First Bank/Hamilton NJ	99,594	1,565,120
First Busey Corp	469,468	11,051,277
First Business Financial Services Inc	43,542	2,273,763
First Capital Inc	18,192	909,418
First Citizens BancShares Inc/NC Class A	54,700	102,720,583
First Commonwealth Financial Corp	548,760	8,917,350
First Community Bankshares Inc	97,064	3,243,879
First Community Corp/SC	40,380	1,171,828
First Financial Bancorp	505,088	12,566,589
First Financial Bankshares Inc	680,929	21,272,222
First Financial Corp	62,416	3,643,222
First Foundation Inc (b)	430,364	2,289,536
First Guaranty Bancshares Inc	33,883	162,300
First Hawaiian Inc	658,272	16,404,138
First Horizon Corp	2,644,856	59,086,083
First Internet Bancorp	42,635	812,197
First Interstate BancSystem Inc Class A	482,818	15,855,743
First Merchants Corp	304,535	11,219,069
First Mid Bancshares Inc	114,608	4,361,980
First National Corp/VA	41,663	1,020,744
First Northwest Bancorp	40,498	399,310
First Savings Financial Group Inc	26,345	820,910
First Seacoast Bancorp Inc (b)	1,509	18,122
First United Corp	31,096	1,187,245
First US Bancshares Inc	27,672	373,572
First Western Financial Inc (b)	40,790	993,237
Firstsun Capital Bancorp (b)(c)	58,299	1,948,936
Five Star Bancorp	88,853	3,064,540
Flagstar Financial Inc	1,593,393	19,503,130
Flushing Financial Corp	179,683	2,948,598
FNB Corp/PA	1,930,146	32,117,629
Franklin Financial Services Corp	21,720	1,162,237
FS Bancorp Inc	33,171	1,358,352
Fulton Financial Corp	960,257	17,428,665
FVCBankcorp Inc	80,751	1,026,345
GBank Financial Holdings Inc (b)(c)	45,330	1,534,874
German American Bancorp Inc	195,573	7,764,248
Glacier Bancorp Inc	667,813	28,248,490
Glen Burnie Bancorp (b)	14,257	61,019
Great Southern Bancorp Inc	44,132	2,654,981
Greene County Bancorp Inc	36,884	840,955
Hancock Whitney Corp	441,237	26,734,550
Hanmi Financial Corp	158,139	4,367,799
Hanover Bancorp Inc (c)	23,748	540,267
Hawthorn Bancshares Inc	30,967	1,052,878
HBT Financial Inc	59,010	1,428,042
Heritage Commerce Corp	328,450	3,576,821
Heritage Financial Corp Wash	179,471	4,296,536
Hilltop Holdings Inc	231,250	7,936,500
Hingham Institution For Savings The (c)	10,100	2,958,391
Home Bancorp Inc	36,747	2,038,356
Home BancShares Inc/AR	955,959	26,824,210
Home Federal Bancorp Inc of Louisiana	9,337	149,392
HomeTrust Bancshares Inc	71,295	2,923,808
Hope Bancorp Inc	679,893	7,220,464
Horizon Bancorp Inc/IN	232,716	3,988,752
IF Bancorp Inc	6,579	171,515
Independent Bank Corp	262,936	18,944,539
Independent Bank Corp/MI	109,376	3,571,126
International Bancshares Corp	282,250	18,763,980
Investar Holding Corp	45,700	1,133,360
Isabella Bank Corp	36,898	1,549,716
John Marshall Bancorp Inc	65,800	1,316,000
Kearny Financial Corp/MD	308,086	2,116,551
Kentucky First Federal Bancorp (b)	14,423	60,576
Lake Shore Bancorp Inc/MD	5,256	75,528
Lakeland Financial Corp	134,750	7,850,535
Landmark Bancorp Inc/Manhattan KS	25,188	731,460
LCNB Corp	73,614	1,168,254
LINKBANCORP Inc	150,156	1,144,189
Live Oak Bancshares Inc	185,024	5,905,966
Magyar Bancorp Inc	19,328	323,744
MainStreet Bancshares Inc (c)	31,855	620,854
Marathon Bancorp Inc (b)(c)	5,886	65,746
Mechanics Bancorp Class A (b)	99,708	1,549,462
Mercantile Bank Corp	85,650	3,938,187
Meridian Corp	47,699	762,230
Metrocity Bankshares Inc	99,866	2,661,429
Metropolitan Bank Holding Corp	47,874	3,571,879
Mid Penn Bancorp Inc	107,986	3,152,111
Middlefield Banc Corp	38,377	1,335,520
Midland States Bancorp Inc	115,645	1,880,388
MidWestOne Financial Group Inc	109,313	4,325,515
MVB Financial Corp	61,538	1,665,218
National Bank Holdings Corp Class A	201,152	7,484,866
National Bankshares Inc VA	34,596	1,021,620
NB Bancorp Inc	196,955	3,858,348
Nbt Bancorp Inc	275,917	11,439,519
Nicolet Bankshares Inc	68,068	8,575,207
Northeast Bank	37,584	3,340,466
Northeast Community Bancorp Inc	62,967	1,332,382
Northfield Bancorp Inc	193,030	2,075,073
Northpointe Bancshares Inc (c)	53,337	930,197
Northrim BanCorp Inc	117,551	2,887,053
Northwest Bancshares Inc	777,863	9,303,241
Norwood Financial Corp (c)	44,468	1,274,453
NSTS Bancorp Inc (b)	22,456	251,507
Oak Valley Bancorp	35,839	1,007,076
OceanFirst Financial Corp	303,517	5,721,295
Ohio Valley Banc Corp	17,674	685,398
Old National Bancorp/IN	1,835,201	39,878,918
Old Second Bancorp Inc	275,070	5,185,070
OP Bancorp	62,463	840,127
OptimumBank Holdings Inc (b)	50,986	211,592
Orange County Bancorp Inc	55,624	1,507,967
Origin Bancorp Inc	153,585	5,588,958
Orrstown Financial Services Inc	102,910	3,680,062
Park National Corp	74,521	11,442,700
Parke Bancorp Inc	54,558	1,248,833
Pathfinder Bancorp Inc	13,032	182,448
Pathward Financial Inc	116,887	8,404,175
Patriot National Bancorp Inc (b)	323,622	462,779
PB Bankshares Inc (b)	11,046	237,489
PCB Bancorp	59,785	1,298,530
Peapack-Gladstone Financial Corp	83,409	2,252,043
Peoples Bancorp Inc/OH	185,922	5,508,869
Peoples Bancorp of North Carolina Inc	26,110	855,103
Peoples Financial Services Corp	49,244	2,402,615
Pinnacle Financial Partners Inc	398,784	36,560,517
Pioneer Bancorp Inc/NY (b)	41,245	548,559
Plumas Bancorp	34,727	1,507,499
Ponce Financial Group Inc (b)	106,338	1,695,028
Preferred Bank/Los Angeles CA	59,742	5,640,242
Primis Financial Corp	108,908	1,223,037
Princeton Bancorp Inc	27,469	944,659
Prosperity Bancshares Inc	497,414	34,177,316
Provident Financial Holdings Inc	24,028	368,349
Provident Financial Services Inc	690,000	13,234,200
QCR Holdings Inc	88,761	7,245,560
RBB Bancorp	66,936	1,326,002
Red River Bancshares Inc	25,829	1,809,321
Renasant Corp	499,710	17,709,722
Republic Bancorp Inc/KY Class A	50,348	3,474,515
Rhinebeck Bancorp Inc (b)(c)	20,957	228,222
Richmond Mutual BanCorp Inc	42,764	588,860
Riverview Bancorp Inc	109,089	574,899
S&T Bancorp Inc	202,337	7,988,265
SB Financial Group Inc	31,788	680,104
Seacoast Banking Corp of Florida	456,508	14,407,392
ServisFirst Bancshares Inc	264,141	18,788,349
Shore Bancshares Inc	161,532	2,821,964
Sierra Bancorp	63,728	1,979,392
Simmons First National Corp Class A	763,068	14,154,911
SmartFinancial Inc	75,727	2,745,861
Sound Financial Bancorp Inc	11,221	497,203
South Plains Financial Inc	63,391	2,395,546
Southern Financial Capital Trust III (b)	40,162	2,038,623
Southern Missouri Bancorp Inc	49,434	2,782,640
Southside Bancshares Inc	150,187	4,404,985
SOUTHSTATE BANK CORP	530,327	47,469,570
SR Bancorp Inc (c)	38,736	596,147
Stellar Bancorp Inc	242,649	7,670,135
Sterling Bancorp Inc/MI (b)(d)	102,043	1
Stock Yards Bancorp Inc	143,884	9,520,804
Summit State Bank (b)	17,414	188,768
Synovus Financial Corp	727,169	35,049,546
Texas Capital Bancshares Inc (b)	238,385	21,495,175
Texas Community Bancshares Inc	3,827	61,116
TFS Financial Corp	272,754	3,886,745
Third Coast Bancshares Inc (b)	66,035	2,516,594
Timberland Bancorp Inc/WA	39,625	1,355,175
Tompkins Financial Corp	66,972	4,628,435
Towne Bank/Portsmouth VA	376,675	12,637,446
TriCo Bancshares	171,330	8,240,973
Triumph Financial Inc (b)(c)	118,257	6,458,015
TrustCo Bank Corp NY	99,599	4,196,106
Trustmark Corp	312,670	12,162,863
UMB Financial Corp	371,759	41,294,990
Union Bankshares Inc/Morrisville VT	20,215	467,573
United Bancorp Inc/OH	27,623	369,872
United Bankshares Inc/WV	738,012	27,483,567
United Community Bank/SC	634,730	19,397,349
United Security Bancshares/Fresno CA	74,430	736,113
Unity Bancorp Inc	34,557	1,728,887
Univest Financial Corp	151,851	4,828,862
USCB Financial Holdings Inc	56,182	999,478
Valley National Bancorp	2,547,077	28,832,912
Virginia National Bankshares Corp	25,432	1,032,539
WaFd Inc	415,652	13,159,542
Washington Trust Bancorp Inc	102,169	2,901,600
Webster Financial Corp	867,231	51,686,968
WesBanco Inc	506,250	16,336,688
West BanCorp Inc	81,173	1,803,664
Westamerica BanCorp	134,637	6,459,883
Western Alliance Bancorp	545,302	44,458,472
Western New England Bancorp Inc	89,091	1,090,474
Winchester Bancorp Inc (c)	15,559	149,522
Wintrust Financial Corp	349,542	46,845,619
WSFS Financial Corp	287,834	16,064,016
Zions Bancorp NA	773,761	41,187,298
		2,287,915,016
Capital Markets - 3.2%
Acadian Asset Management Inc	137,174	6,150,882
Aether Holdings Inc	9,406	55,495
Affiliated Managers Group Inc	148,705	39,976,365
ALT5 Sigma Corp (b)(c)	646,196	1,208,387
AlTi Global Inc Class A (b)(c)	234,703	948,200
Ares Management Corp Class A	1,072,654	168,245,780
Artisan Partners Asset Management Inc Class A	365,838	15,174,960
AtlasClear Holdings Inc (b)(c)	83,651	25,923
B Riley Financial Inc (b)(c)	91,322	396,337
Bakkt Intermediate Holdings Inc Class A (b)(c)	64,487	1,016,960
Beneficient Class A (b)(c)	44,240	26,398
BGC Group Inc Class A	1,919,354	16,698,380
Binah Capital Group Inc (b)(c)	19,719	55,213
Blue Owl Capital Inc Class A	3,248,966	48,734,490
CaliberCos Inc Class A (b)	3,499	8,048
Carlyle Group Inc/The	1,360,207	74,172,088
CGrowth Capital Inc (b)(c)	180,642	541
Cohen & Co Inc	4,777	73,368
Cohen & Steers Inc	145,380	9,195,285
Diamond Hill Investment Group Inc	12,000	1,416,000
DigitalBridge Group Inc Class A	858,478	8,335,821
Dominari Holdings Inc (c)	39,744	186,598
Donnelley Financial Solutions Inc (b)(c)	144,619	7,095,008
Evercore Inc Class A	201,495	64,492,505
Federated Hermes Inc Class B	385,200	19,325,484
Fold Holdings Inc Class A (b)(c)	61,891	201,146
Forge Global Holdings Inc Class A (b)	47,454	2,105,059
Galaxy Digital Inc Class A (c)	900,621	23,947,512
GCM Grosvenor Inc Class A	273,465	3,002,646
Great Elm Group Inc (b)	57,807	149,142
Hamilton Lane Inc Class A	212,984	26,396,172
Hennessy Advisors Inc	26,187	266,322
Heritage Global Inc (b)	156,457	211,217
Houlihan Lokey Inc Class A	284,129	49,836,227
Innventure Inc (b)(c)	160,212	921,219
Janus Henderson Group PLC	651,769	28,488,823
Jefferies Financial Group Inc	866,526	49,877,237
Lazard Inc	593,581	29,975,841
LPL Financial Holdings Inc	418,603	149,039,412
MarketAxess Holdings Inc	195,787	32,087,531
MarketWise Inc Class A	11,704	190,307
Marygold Cos Inc/The (b)	78,411	82,332
Miami International Holdings Inc (c)	79,200	3,612,312
Moelis & Co Class A	390,503	25,058,578
Morningstar Inc	126,526	27,185,376
Netcapital Inc (b)(c)	26,335	24,492
Open Lending Corp (b)	500,476	955,909
Oppenheimer Holdings Inc Class A	31,540	2,145,666
P10 Inc Class A	326,692	3,064,371
Perella Weinberg Partners Class A	329,141	6,010,115
Piper Sandler Cos	86,621	29,095,994
PJT Partners Inc Class A	126,843	21,310,892
SEI Investments Co	491,366	39,731,855
Siebert Financial Corp (b)(c)	119,502	383,601
Silvercrest Asset Management Group Inc Class A	46,159	636,994
StepStone Group Inc Class A	380,539	24,034,843
Stifel Financial Corp	534,174	65,169,228
StoneX Group Inc (b)	242,300	21,954,803
Strive Inc Class A (b)(c)	82,766	92,698
TPG Inc Class A	649,148	38,351,664
Tradeweb Markets Inc Class A	608,052	66,192,541
US Global Investors Inc Class A	54,991	133,628
Value Line Inc	4,609	171,040
Victory Capital Holdings Inc Class A	260,244	16,366,745
Virtu Financial Inc Class A	413,627	14,791,302
Virtus Invt Partners Inc	33,597	5,361,745
Westwood Holdings Group Inc	35,820	606,791
WisdomTree Inc	632,063	6,977,976
		1,299,213,820
Consumer Finance - 1.2%
Ally Financial Inc	1,470,736	60,741,397
Atlanticus Holdings Corp (b)	29,221	1,722,578
Bread Financial Holdings Inc	245,694	16,640,855
Consumer Portfolio Services Inc (b)(c)	47,682	394,330
Credit Acceptance Corp (b)(c)	33,082	15,282,892
Dave Inc Class A (b)	57,447	12,538,382
DeFi Development Corp (b)(c)	79,853	606,883
Encore Capital Group Inc (b)	120,890	6,272,982
Enova International Inc (b)	131,356	17,219,458
EZCORP Inc Class A (b)	297,035	5,726,835
FirstCash Holdings Inc	204,031	32,320,551
Green Dot Corp Class A (b)	268,455	3,374,479
Jefferson Capital Inc	51,915	1,088,658
Katapult Holdings Inc Class A (b)(c)	21,266	131,849
LendingClub Corp (b)	604,694	10,944,961
Lendingtree Inc (b)	58,759	3,351,026
Medallion Financial Corp (c)	88,093	875,644
Navient Corp	360,665	4,472,246
Nelnet Inc Class A	72,724	9,398,850
NerdWallet Inc Class A (b)	196,024	2,942,320
Old Market Capital Corp (b)	25,809	134,465
OneMain Holdings Inc	627,905	38,948,947
Oportun Financial Corp (b)	215,049	1,111,803
OppFi Inc Class A (c)	148,687	1,472,001
PRA Group Inc (b)	205,710	3,332,502
PROG Holdings Inc	208,532	6,001,551
Regional Management Corp	46,831	1,781,451
SLM Corp	1,092,460	32,009,078
SoFi Technologies Inc Class A (b)	6,263,484	186,150,745
Upstart Holdings Inc (b)(c)	439,141	19,743,779
Vroom Inc	5,990	123,753
World Acceptance Corp (b)	16,354	2,529,310
		499,386,561
Financial Services - 2.1%
Acacia Research Corp (b)(c)	181,723	679,644
Affirm Holdings Inc Class A (b)	1,473,169	104,521,341
Alerus Financial Corp	134,184	2,890,323
Beeline Holdings Inc (b)(c)	86,511	177,348
Better Home & Finance Holding Co Class A (b)(c)	36,232	1,754,353
Cannae Holdings Inc	264,873	4,264,455
Cantaloupe Inc (b)(c)	307,358	3,279,510
Cass Information Systems Inc	62,301	2,616,642
Chime Financial Inc Class A (b)	194,799	4,116,103
Corebridge Financial Inc	1,402,558	42,104,791
Enact Holdings Inc	154,689	5,988,011
Equitable Holdings Inc	1,568,544	73,235,319
Essent Group Ltd	513,551	32,230,461
Euronet Worldwide Inc (b)(c)	215,969	16,001,143
Federal Agricultural Mortgage Corp Class C	51,503	8,846,155
Finance of America Cos Inc Class A (b)(c)	22,194	531,768
Flywire Corp (b)	577,510	8,079,365
HA Sustainable Infrastructure Capital Inc	653,714	22,461,613
Halo Spin-Out SPV Inc Class A (d)	8,869	0
Income Opportunity Realty Investors Inc (b)(c)	2,484	45,805
International Money Express Inc (b)	141,504	2,156,521
Jackson Financial Inc	365,795	35,851,568
loanDepot Inc Class A (b)(c)	456,061	1,290,653
Marqeta Inc Class A (b)	2,004,300	9,600,597
Merchants Bancorp/IN	144,703	4,730,341
MGIC Investment Corp	1,204,060	34,135,101
NCR Atleos Corp (b)	386,961	14,344,644
NewtekOne Inc	111,938	1,195,498
NMI Holdings Inc (b)	408,121	15,569,816
OLB Group Inc/The (b)	9,922	10,418
Onity Group Inc (b)(c)	32,473	1,446,672
Paymentus Holdings Inc Class A (b)	217,181	7,540,524
Payoneer Global Inc (b)	1,537,213	8,885,091
Paysign Inc (b)	184,365	960,542
PennyMac Financial Services Inc	149,016	20,053,083
Priority Technology Holdings Inc (b)(c)	142,859	835,725
Radian Group Inc	713,675	25,371,146
Remitly Global Inc (b)	890,121	12,056,689
Repay Holdings Corp Class A (b)	358,133	1,189,002
Rocket Cos Inc Class A	5,019,841	100,296,423
Ryvyl Inc (b)(c)	176,606	65,344
Security National Financial Corp Class A	91,292	788,763
Sezzle Inc (b)(c)	89,529	5,528,416
SHF Holdings Inc Class A (b)(c)	9,185	13,594
Shift4 Payments Inc Class A (b)(c)	355,553	26,232,700
Sui Group Holdings Ltd (b)	155,346	310,692
SWK Holdings Corp	15,570	264,379
Toast Inc Class A (b)	2,423,909	82,873,449
Usio Inc (b)	94,078	134,532
UWM Holdings Corp Class A	1,159,957	6,785,748
Velocity Financial Inc (b)	44,038	851,255
Voya Financial Inc	509,786	35,837,956
Walker & Dunlop Inc	179,613	11,610,184
Waterstone Financial Inc	75,613	1,184,100
Western Union Co/The (c)	1,663,305	14,620,451
WEX Inc (b)	180,268	26,744,560
XBP Global Holdings Inc Class A (b)	621,358	432,279
		845,622,606
Insurance - 2.7%
Abacus Global Management Inc Class A (b)(c)	169,449	1,123,447
American Coastal Insurance Corp	130,689	1,561,734
American Financial Group Inc/OH	361,394	49,771,182
American Integrity Insurance Group Inc	35,221	744,572
Amerisafe Inc	100,572	4,103,338
Assured Guaranty Ltd	234,311	21,214,518
Ategrity Specialty Holdings LLC	35,237	670,560
Atlantic American Corp	22,587	55,112
Axis Capital Holdings Ltd	407,907	41,704,412
Baldwin Insurance Group Inc/The Class A (b)(c)	375,561	10,707,244
Bowhead Specialty Holdings Inc (b)	89,826	2,501,654
Brighthouse Financial Inc (b)	298,361	19,557,564
Citizens Inc/TX Class A (b)(c)	239,504	1,427,444
CNA Financial Corp (c)	132,957	6,215,740
CNO Financial Group Inc	509,891	20,869,839
Crawford & Co Class A	70,109	783,819
Crawford & Co Class B	50,199	519,559
Donegal Group Inc Class A	87,415	1,759,664
Donegal Group Inc Class B	7,342	126,209
eHealth Inc (b)	141,995	579,340
Employers Holdings Inc	124,438	4,958,854
F&G Annuities & Life Inc (c)	113,468	3,666,151
FG Nexus Inc (b)	5,110	16,249
FG Nexus Inc rights (b)(d)	5,146	27,891
Fidelity National Financial Inc	1,336,060	79,402,046
First American Financial Corp	536,046	35,250,385
Genworth Financial Inc Class A (b)	2,150,004	18,662,035
GoHealth Inc Class A (b)	43,942	131,826
Goosehead Insurance Inc Class A	133,259	9,534,681
Greenlight Capital Re Ltd Class A (b)	134,467	1,776,309
Hagerty Inc Class A (b)	193,982	2,591,600
Hanover Insurance Group Inc/The	187,045	34,706,200
HCI Group Inc (c)	55,928	9,941,202
Health In Tech Inc Class A (b)(c)	71,546	108,750
Heritage Insurance Holdings Inc (b)	116,479	3,383,715
Hippo Holdings Inc (b)(c)	109,346	3,584,362
Horace Mann Educators Corp	218,697	10,011,949
Investors Title Co	8,273	2,307,422
James River Group Holdings Inc	241,788	1,424,131
Kemper Corp	321,691	13,099,258
Kingstone Cos Inc	60,922	927,233
Kinsale Capital Group Inc	115,466	44,442,863
Lemonade Inc (b)(c)	328,237	25,641,874
Lincoln National Corp	883,902	36,363,728
Markel Group Inc (b)	66,199	137,723,048
MBIA Inc (b)	235,436	1,777,542
Mercury General Corp	138,452	12,892,650
NI Holdings Inc (b)	40,043	543,784
Octave Specialty Group Inc (b)	244,498	2,198,037
Old Republic International Corp	1,195,206	55,098,997
Oscar Health Inc Class A (b)(c)	1,096,221	19,699,091
Palomar Hldgs Inc (b)	141,064	17,521,559
Presurance Holdings Inc (b)	16,984	16,896
Primerica Inc	168,932	43,469,582
ProAssurance Corp (b)	271,220	6,530,978
Reinsurance Group of America Inc	345,221	65,547,111
Reliance Global Group Inc (c)	12,113	7,938
RLI Corp	477,858	29,464,724
Root Inc/OH Class A (b)(c)	71,710	5,800,622
Ryan Specialty Holdings Inc Class A	590,863	34,311,414
Safety Insurance Group Inc	79,053	6,009,609
Selective Insurance Group Inc	320,654	25,190,578
Selectquote Inc (b)	765,419	1,109,858
Skyward Specialty Insurance Group Inc (b)	198,273	9,707,446
Slide Insurance Holdings Inc (b)(c)	125,830	2,125,269
Stewart Information Services Corp	147,465	11,300,243
Tiptree Inc Class A	122,511	2,300,757
Trupanion Inc (b)	176,496	6,228,544
TWFG Inc Class A (b)	68,493	1,945,886
United Fire Group Inc	117,663	4,300,583
Universal Insurance Holdings Inc	132,806	4,399,863
Unum Group	818,044	62,146,803
White Mountains Insurance Group Ltd	13,373	27,070,295
		1,124,397,372
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
ACRES Commercial Realty Corp (b)	30,791	653,077
Adamas Trust Inc	445,217	3,392,554
AG Mortgage Investment Trust Inc	168,445	1,377,880
AGNC Investment Corp	5,389,471	56,535,552
Angel Oak Mortgage REIT Inc	74,715	657,492
Annaly Capital Management Inc	3,377,699	77,011,538
Apollo Commercial Real Estate Finance Inc	687,851	6,967,931
Arbor Realty Trust Inc (c)	1,036,549	9,235,652
Ares Commercial Real Estate Corp	299,337	1,586,486
ARMOUR Residential REIT Inc	640,847	11,227,639
Blackstone Mortgage Trust Inc Class A (c)	848,171	16,513,889
Brightspire Capital Inc Class A	705,727	3,959,128
Cherry Hill Mortgage Investment Corp	196,408	489,056
Chimera Investment Corp	429,814	5,497,321
Claros Mortgage Trust Inc (b)(c)	654,767	2,180,374
Dynex Capital Inc	673,778	9,439,630
Ellington Financial Inc	529,255	7,250,794
Franklin BSP Realty Trust Inc (c)	456,879	4,760,679
Granite Point Mortgage Trust Inc	249,928	702,298
Invesco Mortgage Capital Inc (c)	372,667	3,055,869
Kkr Real Estate Finance Trust Inc (c)	307,288	2,608,875
Ladder Capital Corp Class A	583,527	6,447,973
Lument Finance Trust Inc	235,688	384,171
Manhattan Bridge Capital Inc	51,737	242,129
MFA Financial Inc	517,928	4,982,467
Nexpoint Real Estate Finance Inc	36,784	532,632
Orchid Island Capital Inc	780,317	5,641,692
Pennymac Mortgage Investment Trust	445,035	5,714,249
Ready Capital Corp (c)	686,870	1,737,781
Redwood Trust Inc	630,899	3,476,253
Rithm Capital Corp	2,738,003	31,459,654
Rithm Property Trust Inc	240,684	645,033
Sachem Capital Corp	278,122	286,466
Seven Hills Realty Trust (c)	99,672	873,127
Seven Hills Realty Trust rights 12/4/2025 (b)	83,264	2,331
Starwood Property Trust Inc	1,850,414	33,936,593
Sunrise Realty Trust Inc	54,513	547,856
TPG RE Finance Trust Inc	425,415	3,867,022
Two Harbors Investment Corp	496,876	5,038,323
		330,919,466
TOTAL FINANCIALS		6,387,454,841

Health Care - 13.8%
Biotechnology - 7.1%
4D Molecular Therapeutics Inc (b)(c)	187,939	2,191,369
Abeona Therapeutics Inc (b)(c)	256,734	1,301,641
Abpro Holdings Inc Class A (b)	1,909	12,771
Absci Corp (b)(c)	693,303	2,197,771
ABVC BioPharma Inc (b)(c)	103,645	278,805
ACADIA Pharmaceuticals Inc (b)	652,342	16,334,644
Aceragen Inc (b)(c)(d)	12,983	0
Achieve Life Sciences Inc (b)(c)	271,019	1,319,863
Acrivon Therapeutics Inc (b)	99,818	235,570
Actinium Pharmaceuticals Inc (b)	167,419	231,038
Actuate Therapeutics Inc (b)(c)	34,658	264,441
Acumen Pharmaceuticals Inc (b)	166,168	312,396
Acurx Pharmaceuticals Inc (b)	4,753	18,442
Adicet Bio Inc (b)	324,291	210,205
Aditxt Inc (b)	96	364
ADMA Biologics Inc (b)	1,256,453	24,098,769
Adverum Biotechnologies Inc (b)(c)	64,837	267,128
AEON Biopharma Inc Class A (b)	19,203	16,265
Aevi Genomic Medicine Inc rights (b)(d)	123,543	1
Agenus Inc (b)(c)	168,399	767,899
Agios Pharmaceuticals Inc (b)	306,213	8,941,420
AIM ImmunoTech Inc (b)(c)	15,458	23,496
AIxCrypto Holdings Inc (b)(c)	3,898	10,135
AIxCrypto Holdings Inc rights (b)(d)	2,906	0
Akebia Therapeutics Inc (b)	1,394,426	2,203,193
Akero Therapeutics Inc (b)	384,397	20,895,821
Alaunos Therapeutics Inc (b)(c)	9,077	30,317
Aldeyra Therapeutics Inc (b)(c)	235,387	1,289,921
Alector Inc (b)	398,512	530,021
Aligos Therapeutics Inc Class A (b)(c)	22,713	217,591
Alkermes PLC (b)	861,682	25,488,554
Allarity Therapeutics Inc (b)(c)	83,019	110,415
Allogene Therapeutics Inc (b)(c)	771,197	1,125,948
Alnylam Pharmaceuticals Inc (b)	686,401	309,724,723
Altimmune Inc (b)(c)	465,935	2,450,818
ALX Oncology Holdings Inc (b)	189,896	260,158
Alzamend Neuro Inc (b)(c)	19,366	42,799
Amicus Therapeutics Inc (b)	1,623,222	16,118,594
AnaptysBio Inc (b)(c)	104,568	4,355,257
Anavex Life Sciences Corp (b)(c)	454,457	1,740,570
Anika Therapeutics Inc (b)	63,467	627,054
Anixa Biosciences Inc (b)	162,432	745,563
Annexon Inc (b)	541,642	2,437,389
Annovis Bio Inc (b)(c)	85,230	434,673
Apellis Pharmaceuticals Inc (b)	538,621	11,472,627
Apimeds Pharmaceuticals US Inc (b)(c)	19,812	57,455
Apogee Therapeutics Inc (b)	246,752	17,758,741
Applied Therapeutics Inc (b)	714,650	185,809
Aptevo Therapeutics Inc (b)	2,001	2,761
AquaBounty Technologies Inc (b)	23,338	23,338
Aravive Inc (b)(c)(d)	263,230	2
Arbutus Biopharma Corp (b)(c)	808,524	3,565,591
Arcellx Inc (b)(c)	219,044	15,926,689
Arcturus Therapeutics Holdings Inc (b)(c)	138,321	939,200
Arcus Biosciences Inc (b)	433,524	11,314,976
Arcutis Biotherapeutics Inc (b)	573,527	17,578,603
Ardelyx Inc (b)	1,269,020	7,360,316
Armata Pharmaceuticals Inc (b)(c)	55,681	408,142
ArriVent Biopharma Inc (b)	150,576	3,454,213
Arrowhead Pharmaceuticals Inc (b)	722,957	38,099,834
ARS Pharmaceuticals Inc (b)(c)	344,165	3,283,334
Assembly Biosciences Inc (b)	58,269	2,201,986
Astria Therapeutics Inc (b)	232,179	2,937,064
Atara Biotherapeutics Inc (b)	28,685	433,144
Atossa Therapeutics Inc (b)	630,640	490,323
aTyr Pharma Inc (b)(c)	519,540	405,501
Aura Biosciences Inc (b)(c)	275,311	1,817,053
Avalo Therapeutics Inc (b)	48,172	915,268
Avidity Biosciences Inc (b)	706,700	50,670,390
Avita Medical Inc (b)(c)	59,476	220,061
Azitra Inc (b)(c)	13,628	5,138
Beam Therapeutics Inc (b)	509,394	12,902,950
Beyondspring Inc (b)(c)	132,490	280,879
Bicara Therapeutics Inc (b)	166,869	3,097,089
Bio Green Med Solution Inc (b)(c)	217	331
bioAffinity Technologies Inc (b)(c)	3,361	5,042
BioAtla Inc (b)(c)	258,488	233,673
BioCardia Inc (b)	21,048	30,309
BioCryst Pharmaceuticals Inc (b)(c)	1,102,538	7,916,223
Biohaven Ltd (b)	584,718	5,864,722
BioMarin Pharmaceutical Inc (b)	1,002,673	56,079,501
Biomea Fusion Inc (b)	247,365	269,628
BioRestorative Therapies Inc (b)(c)	26,599	28,727
BioVie Inc (b)	41,380	62,070
Bioxcel Therapeutics Inc (b)	70,176	157,896
Black Diamond Therapeutics Inc (b)	238,887	912,548
Bolt Biotherapeutics Inc (b)	6,927	35,189
Bone Biologics Corp (b)(c)	2,754	4,186
Boundless Bio Inc (b)	75,185	87,966
Bridgebio Pharma Inc (b)	880,615	63,413,086
C4 Therapeutics Inc (b)(c)	307,914	834,447
Cabaletta Bio Inc (b)(c)	482,673	1,240,470
Calidi Biotherapeutics Inc (b)(c)	14,675	22,159
CAMP4 Therapeutics Corp (b)(c)	23,217	88,225
Candel Therapeutics Inc (b)(c)	203,022	968,415
Capricor Therapeutics Inc (b)(c)	212,479	1,136,763
Cardiff Oncology Inc (b)(c)	312,483	712,461
Cardio Diagnostics Holdings Inc (b)(c)	8,192	23,593
CareDx Inc (b)	280,700	5,016,109
Caribou Biosciences Inc (b)(c)	449,512	872,053
Carisma Therapeutics Inc rights (b)(d)	1,018,958	9
Cartesian Therapeutics Inc (b)(c)	47,217	353,656
Cartesian Therapeutics Inc rights (b)(c)(d)	555,522	161,101
Catalyst Pharmaceuticals Inc (b)	604,355	14,147,951
CEL-SCI Corp (b)(c)	36,653	281,129
Celcuity Inc (b)	173,655	17,563,467
Celldex Therapeutics Inc (b)(c)	350,049	9,458,324
Cellectar Biosciences Inc (b)(c)	17,875	63,099
Celularity Inc Class A (b)(c)	68,375	134,699
Century Therapeutics Inc (b)(c)	252,149	137,497
CervoMed Inc (b)(c)	33,162	329,630
CG oncology Inc (b)	341,281	15,303,040
Chinook Therapeutics Inc rights (b)(d)	51,768	0
Cibus Inc Class A (b)	126,197	171,628
Cidara Therapeutics Inc (b)	94,262	20,726,329
Citius Oncology Inc Class A (b)	66,968	91,746
Clene Inc (b)	38,936	403,377
Climb Bio Inc (b)	100,686	190,297
Coeptis Therapeutics Holdings Inc (b)(c)	21,419	401,178
Cogent Biosciences Inc (b)	781,582	31,435,228
Coherus Oncology Inc (b)(c)	615,953	837,696
Compass Therapeutics Inc (b)	776,703	4,504,877
Corbus Pharmaceuticals Holdings Inc (b)	58,300	672,782
Corvus Pharmaceuticals Inc (b)(c)	342,419	3,139,982
Coya Therapeutics Inc (b)	76,020	494,890
Creative Medical Technology Holdings Inc (b)(c)	12,441	33,964
Crescent Biopharma Inc (b)	38,877	585,099
Cue Biopharma Inc (b)	388,938	245,031
Cullinan Therapeutics Inc (b)	260,661	2,963,716
Curis Inc (b)(c)	50,353	68,984
Cyclerion Therapeutics Inc (b)	12,544	19,820
Cypherpunk Technologies Inc (b)(c)	195,351	298,887
Cyteir Therapeutics Inc (b)(d)	97,013	0
Cytokinetics Inc (b)(c)	627,331	42,740,061
CytomX Therapeutics Inc (b)	686,945	2,940,125
Day One Biopharmaceuticals Inc (b)	383,807	3,642,328
Denali Therapeutics Inc (b)	717,995	13,979,363
Dermata Therapeutics Inc (b)(c)	1,631	5,121
Design Therapeutics Inc (b)	156,308	1,467,732
DiaMedica Therapeutics Inc (b)(c)	161,015	1,389,559
Dianthus Therapeutics Inc (b)	140,610	6,184,028
Dianthus Therapeutics Inc rights (b)(d)	190,584	2
Disc Medicine Inc (b)	164,978	15,402,346
Dogwood Therapeutics Inc (b)(c)	8,068	52,845
Dogwood Therapeutics Inc (CVR) (b)(d)	6,054	0
Dyadic International Inc (b)	110,358	104,498
Dynavax Technologies Corp (b)	524,379	5,962,189
Dyne Therapeutics Inc (b)	651,999	14,278,778
Edesa Biotech Inc (b)	30,303	52,727
Editas Medicine Inc (b)	474,611	1,143,813
Eledon Pharmaceuticals Inc (b)	297,929	485,624
Elicio Therapeutics Inc (b)(c)	56,667	530,403
Elutia Inc (b)	122,707	75,097
Emergent BioSolutions Inc (b)(c)	281,097	3,139,853
Enanta Pharmaceuticals Inc (b)	106,437	1,502,890
Ensysce Biosciences Inc (b)	8,110	14,598
Entero Therapeutics Inc (b)(c)	9,799	29,299
Entrada Therapeutics Inc (b)	123,591	1,269,280
Equillium Inc (b)	164,585	148,522
Erasca Inc (b)(c)	1,123,425	3,561,257
Ernexa Therapeutics Inc (b)(c)	12,913	17,433
Estrella Immunopharma Inc (b)(c)	57,811	121,981
Ethzilla Corp (b)(c)	74,709	797,892
Exact Sciences Corp (b)	990,901	100,368,362
Exagen Inc (b)	80,833	638,581
Exelixis Inc (b)	1,409,024	62,236,590
Exicure Inc (b)	13,655	57,078
eXoZymes Inc (b)	12,485	198,137
Fate Therapeutics Inc (b)	540,855	616,575
Fibrobiologics Inc (b)(c)	136,960	37,527
FibroGen Inc (b)(c)	21,706	191,013
Foghorn Therapeutics Inc (b)	167,246	794,419
Forte Biosciences Inc (b)	58,327	1,082,549
Fortress Biotech Inc (b)(c)	118,030	332,845
Gain Therapeutics Inc (b)(c)	191,164	669,074
Galectin Therapeutics Inc (b)(c)	273,402	1,566,593
Genelux Corp (b)(c)	179,481	997,914
Generation Bio CO (b)	16,004	85,301
Genprex Inc (b)(c)	2,573	7,616
GeoVax Labs Inc (b)(c)	139,745	57,449
Geron Corp (b)(c)	2,834,563	3,344,784
Gossamer Bio Inc (b)(c)	1,064,679	3,556,028
GRAIL Inc (b)	144,171	15,915,037
Greenwich Lifesciences Inc (b)(c)	24,259	211,781
GRI Bio Inc (b)(c)	8,661	17,322
GT Biopharma Inc (b)(c)	12,718	10,048
Gyre Therapeutics Inc (b)(c)	108,868	843,727
Gyre Therapeutics Inc rights (b)(d)	163,033	2
Halozyme Therapeutics Inc (b)	611,797	43,682,306
HCW Biologics Inc (b)	5,765	12,222
Heron Therapeutics Inc (b)(c)	808,247	937,567
Humacyte Inc Class A (b)(c)	685,385	925,270
iBio Inc (b)(c)	81,734	100,533
Ideaya Biosciences Inc (b)	468,765	16,697,409
Immix Biopharma Inc (b)(c)	101,477	431,277
ImmuCell Corp (b)	34,835	168,601
Immuneering Corp (b)	244,661	1,874,103
Immunic Inc (b)	527,617	375,611
ImmunityBio Inc (b)(c)	1,542,493	3,640,283
Immunome Inc (b)(c)	428,135	7,886,247
Immunovant Inc (b)	349,667	8,444,458
Imunon Inc (c)	14,137	58,244
IN8bio Inc (b)(c)	10,450	20,691
Indaptus Therapeutics Inc (b)	2,371	5,287
Inhibikase Therapeutics Inc (b)	179,787	273,276
Inhibrx Biosciences Inc (b)	50,266	4,228,376
Inmune Bio Inc (b)(c)	64,771	112,702
Inovio Pharmaceuticals Inc (b)(c)	266,012	547,985
Insight Molecular Diagnostics Inc (b)(c)	117,182	719,497
Insmed Inc (b)	1,107,148	230,032,140
Instil Bio Inc (b)(c)	14,954	190,813
Intellia Therapeutics Inc (b)(c)	572,333	5,145,274
Intensity Therapeutics Inc (b)	227,413	90,806
Invivyd Inc (b)	321,906	782,232
Ionis Pharmaceuticals Inc (b)	834,261	69,018,413
Iovance Biotherapeutics Inc (b)(c)	1,559,265	3,851,385
Ironwood Pharmaceuticals Inc Class A (b)	749,887	2,624,605
Jade Biosciences Inc	114,110	1,462,890
Janux Therapeutics Inc (b)	253,453	8,640,213
Jasper Therapeutics Inc Class A (b)	18,651	34,318
Kairos Pharma Ltd (b)(c)	54,675	45,583
KALA BIO Inc (b)(c)	31,543	30,474
Kalaris Therapeutics Inc (b)(c)	34,308	214,082
KalVista Pharmaceuticals Inc (b)(c)	205,285	2,970,474
Karyopharm Therapeutics Inc (b)	36,362	204,354
Keros Therapeutics Inc (b)	177,425	3,101,389
Kezar Life Sciences Inc (b)	33,108	205,270
Kineta Inc rights (b)(d)	198,769	1
Klotho Neurosciences Inc (b)(c)	220,329	104,700
Kodiak Sciences Inc (b)	170,382	3,915,378
Korro Bio Inc (b)	34,741	198,024
Korro Bio Inc rights (b)(d)	185,128	2
Krystal Biotech Inc (b)	134,906	29,409,508
Kura Oncology Inc (b)	458,012	5,560,266
Kymera Therapeutics Inc (b)	283,939	19,273,779
Kyverna Therapeutics Inc (b)(c)	119,116	913,620
Lantern Pharma Inc (b)(c)	42,304	153,140
Larimar Therapeutics Inc (b)(c)	222,390	787,261
Lexeo Therapeutics Inc (b)	210,602	2,076,536
Liminatus Pharma Inc	23,251	24,181
Lineage Cell Therapeutics Inc (b)(c)	1,205,188	2,121,131
Lisata Therapeutics Inc (b)(c)	37,054	77,813
Lite Strategy Inc (b)	149,171	281,933
Lixte Biotechnology Holdings Inc (b)(c)	24,461	104,448
Longeveron Inc (b)(c)	71,672	47,569
Lunai Bioworks Inc (b)(c)	71,972	84,927
Lyell Immunopharma Inc (b)	65,635	1,575,240
MacroGenics Inc (b)	238,805	365,372
Madrigal Pharmaceuticals Inc (b)	95,622	57,084,422
MAIA Biotechnology Inc (b)(c)	152,745	180,239
MannKind Corp (b)	1,615,401	8,642,395
Marker Therapeutics Inc (b)(c)	46,794	58,025
Matinas BioPharma Holdings Inc (b)	29,320	21,990
MediciNova Inc (b)(c)	225,896	327,549
MediPacific Inc Class A rights (b)(d)	103,801	1
Merrimack Pharmaceuticals Inc (b)(d)	82,829	0
Mersana Therapeutics Inc (b)	22,248	610,263
Metagenomi Inc (b)	137,505	240,634
MetaVia Inc (b)(c)	53,465	41,596
MetaVia Inc rights (b)(d)	1,001	0
MiMedx Group Inc (b)	615,232	4,232,796
Mineralys Therapeutics Inc (b)	278,928	12,027,375
Minerva Neurosciences Inc (b)	26,025	108,785
MiNK Therapeutics Inc (b)	5,408	57,000
Mirum Pharmaceuticals Inc (b)	225,483	16,471,533
Moleculin Biotech Inc (b)(c)	166,181	45,318
Monopar Therapeutics Inc (b)(c)	19,184	1,653,277
Monte Rosa Therapeutics Inc (b)	254,080	4,108,474
Mural Oncology PLC (b)	89,075	180,822
Mustang Bio Inc (b)(c)	18,810	26,898
Myriad Genetics Inc (b)	490,158	3,739,906
NanoViricides Inc (b)(c)	83,982	102,458
Natera Inc (b)	718,480	171,580,209
NeuBase Therapeutics Inc (b)(d)	11,216	2,658
Neuphoria Therapeutics Inc (c)	9,911	44,798
Neurocrine Biosciences Inc (b)	519,178	78,998,124
Neurogene Inc (b)	51,992	1,095,992
Neurogene Inc rights (b)(d)	36,893	0
NextCure Inc (b)(c)	10,122	142,619
Nkarta Inc (b)	205,103	387,645
Novavax Inc (b)(c)	856,174	6,036,027
Nurix Therapeutics Inc (b)	490,410	8,670,449
Nuvalent Inc Class A (b)	269,109	29,427,069
Nuvectis Pharma Inc (b)(c)	88,955	555,079
Ocugen Inc (b)(c)	1,646,891	2,042,145
Olema Pharmaceuticals Inc (b)(c)	213,636	6,050,172
OmniAb Operations Inc (b)(d)	29,768	11,907
OmniAb Operations Inc (b)(d)	29,768	9,526
Onconetix Inc (b)(c)	1,021	2,838
Oncternal Therapeutics Inc (b)(d)	14,632	0
Oncternal Therapeutics Inc rights (b)(d)	6,762	0
OnKure Therapeutics Inc Class A (b)	40,458	121,779
Opus Genetics Inc (b)(c)	233,188	496,691
Opus Genetics Inc rights (b)(d)	5,723	0
Oragenics Inc (b)(c)	2,210	1,922
Organogenesis Holdings Inc Class A (b)	393,542	2,038,548
ORIC Pharmaceuticals Inc (b)	404,336	4,803,512
Oruka Therapeutics Inc (b)	160,129	4,819,883
OS Therapies Inc (b)(c)	126,936	227,215
OSR Holdings Inc (b)(c)	41,867	31,166
Outlook Therapeutics Inc (b)(c)	160,903	288,016
Ovid therapeutics Inc (b)	304,140	541,369
Palisade Bio Inc (b)	49,366	104,162
Palisade Bio Inc rights (b)(d)	117,971	1
Palvella Therapeutics Inc (b)	37,888	3,894,508
Palvella Therapeutics Inc rights (b)(d)	7,057	0
Pasithea Therapeutics Corp (b)(c)	14,714	21,630
Passage Bio Inc (b)	16,483	145,545
PDL BioPharma Inc (b)(d)	559,249	5
PDS Biotechnology Corp (b)(c)	248,749	191,785
Pelthos Therapeutics Inc (b)(c)	6,889	195,648
PepGen Inc (b)	90,983	585,931
Perspective Therapeutics Inc (b)(c)	322,123	756,989
PharmaCyte Biotech Inc (b)(c)	41,162	31,938
Plus Therapeutics Inc (b)(c)	529,835	323,199
PMV Pharmaceuticals Inc (b)	205,905	271,795
Praxis Precision Medicines Inc (b)	118,390	23,258,899
Precigen Inc (b)(c)	784,994	3,006,527
Precision BioSciences Inc (b)(c)	50,871	276,738
Prelude Therapeutics Inc (b)(c)	102,325	171,906
Prime Medicine Inc (b)(c)	338,935	1,294,732
ProKidney Corp Class A (b)(c)	527,256	1,170,508
Protagenic Therapeutics Inc (b)(c)	3,270	6,965
Protagonist Therapeutics Inc (b)	305,970	27,537,300
Protara Therapeutics Inc (b)	180,068	1,328,902
PTC Therapeutics Inc (b)	415,608	35,738,132
Puma Biotechnology Inc (b)	204,140	1,030,907
Pyxis Oncology Inc (b)	273,275	1,418,297
Q32 Bio Inc (b)(c)	55,859	122,331
Q32 Bio Inc rights (b)(d)	157,026	2
Quince Therapeutics Inc (b)	230,631	841,803
Rallybio Corp (b)	121,989	79,427
RAPT Therapeutics Inc (b)	89,980	3,041,324
Recursion Pharmaceuticals Inc Class A (b)(c)	2,306,481	10,679,007
REGENXBIO Inc (b)	247,139	3,309,191
Rein Therapeutics Inc (b)	105,248	165,239
Relay Therapeutics Inc (b)(c)	676,423	5,357,270
RenovoRx Inc (b)	181,575	166,577
Replimune Group Inc (b)(c)	390,702	3,907,020
Revelation Biosciences Inc (b)(c)	1,136	1,084
Revolution Medicines Inc (b)	919,998	71,539,044
Rezolute Inc (b)	412,616	4,010,628
Rhythm Pharmaceuticals Inc (b)	316,304	34,505,603
Rigel Pharmaceuticals Inc (b)	94,484	4,770,497
Rocket Pharmaceuticals Inc (b)	419,576	1,434,950
Roivant Sciences Ltd (b)	2,250,819	46,839,543
SAB Biotherapeutics Inc (b)(c)	42,400	167,480
Sagimet Biosciences Inc Class A (b)(c)	140,566	1,014,887
Salarius Pharmaceuticals Inc (b)(c)	623	585
Sana Biotechnology Inc (b)	792,946	3,409,668
Sangamo Therapeutics Inc (b)(c)	1,391,617	641,535
Sarepta Therapeutics Inc (b)(c)	520,146	11,099,916
Savara Inc (b)	611,439	3,845,951
Scholar Rock Holding Corp (b)(c)	422,866	18,631,476
SELLAS Life Sciences Group Inc (b)(c)	514,923	834,175
Sensei Biotherapeutics Inc (b)(c)	4,544	38,533
Senti Biosciences Inc Class A (b)(c)	69,020	153,915
Sera Prognostics Inc Class A (b)	161,994	539,440
Seres Therapeutics Inc (b)(c)	34,241	615,996
Serina Therapeutics Inc (b)(c)	16,512	70,341
Shattuck Labs Inc (b)(c)	223,036	468,376
Shuttle Pharmaceuticals Holdings Inc (b)(c)	1,792	2,563
Silo Pharma Inc (b)	25,296	11,816
Sionna Therapeutics Inc (b)(c)	74,646	3,252,326
Skye Bioscience Inc (b)(c)	98,963	129,642
Soleno Therapeutics Inc (b)	254,723	12,850,775
Solid Biosciences Inc (b)(c)	242,512	1,316,840
Soligenix Inc (b)	24,759	39,367
Sonnet BioTherapeutics Holdings Inc (b)(c)	36,079	134,214
Spectrum Pharmaceuticals Inc rights (b)(d)	927,702	8
Spero Therapeutics Inc (b)	246,985	592,764
Spyre Therapeutics Inc (b)	343,897	10,316,910
Spyre Therapeutics Inc rights (b)(d)	318,998	3
Stoke Therapeutics Inc (b)	259,690	8,027,018
Summit Therapeutics Inc (b)(c)	782,219	13,993,898
Surface Oncology Inc rights (b)(d)	293,597	2
Surrozen Inc Class A (b)	30,559	506,668
Sutro Biopharma Inc (b)	402,767	370,304
Syndax Pharmaceuticals Inc (b)	453,770	8,993,721
Synlogic Inc (b)	36,438	53,199
Tango Therapeutics Inc (b)(c)	428,273	4,672,458
Taysha Gene Therapies Inc (b)	1,164,405	5,519,280
Tectonic Therapeutic Inc (b)(c)	53,379	1,144,446
Tectonic Therapeutic Inc rights (b)(d)	17,437	0
Tempest Therapeutics Inc (b)(c)	21,991	70,371
Tenax Therapeutics Inc (b)	17,647	166,411
Tenaya Therapeutics Inc (b)(c)	538,783	754,296
Tevogen Bio Holdings Inc Class A (b)(c)	57,710	25,462
TG Therapeutics Inc (b)(c)	709,350	23,592,981
Tharimmune Inc (b)	23,604	61,370
Theriva Biologics Inc (b)(c)	20,841	5,625
Tonix Pharmaceuticals Holding Corp (b)(c)	46,188	737,622
TransCode Therapeutics Inc (b)(c)	3,245	30,308
TransCode Therapeutics Inc rights (b)(d)	3,245	0
Travere Therapeutics Inc (b)	469,076	16,609,981
TriSalus Life Sciences Inc Class A (b)(c)	181,804	1,248,993
TScan Therapeutics Inc (b)	194,591	215,996
Twist Bioscience Corp (b)(c)	317,933	10,177,035
Tyra Biosciences Inc (b)	123,880	2,794,733
Ultragenyx Pharmaceutical Inc (b)	497,390	17,284,303
Unicycive Therapeutics Inc (b)(c)	56,608	366,254
United Therapeutics Corp (b)	236,731	115,051,266
United Therapeutics Corp rights (b)(d)	110,163	1
Upstream Bio Inc (b)	179,110	5,122,546
Vanda Pharmaceuticals Inc (b)	309,116	1,656,862
Vaxcyte Inc (b)(c)	615,457	30,532,822
Vera Therapeutics Inc Class A (b)	305,944	10,325,610
Veracyte Inc (b)	414,225	19,609,412
Verastem Inc (b)(c)	304,596	3,240,901
Vericel Corp (b)	265,552	10,688,468
Viking Therapeutics Inc (b)(c)	593,228	21,836,723
Vir Biotechnology Inc (b)	473,339	3,038,836
Viridian Therapeutics Inc (b)	434,399	13,883,392
Viridian Therapeutics Inc rights (b)(d)	167,699	2
Vistagen Therapeutics Inc (b)(c)	151,840	744,016
VivoSim Labs Inc (b)(c)	14,507	32,496
Vor BioPharma Inc (b)	13,211	110,048
Voyager Therapeutics Inc (b)	241,486	987,678
vTv Therapeutics Inc Class A (b)(c)	7,906	210,458
Werewolf Therapeutics Inc (b)(c)	98,674	98,674
Whitehawk Therapeutics Inc (b)	174,021	407,209
X4 Pharmaceuticals Inc (b)	49,237	179,223
XBiotech Inc (b)(c)	104,800	237,896
Xencor Inc (b)(c)	367,689	6,368,373
Xenetic Biosciences Inc (b)	6,739	17,724
Xilio Therapeutics Inc (b)(c)	143,179	108,029
XOMA Royalty Corp (b)	48,886	1,570,707
Zenas Biopharma Inc (b)	117,766	4,572,854
Zentalis Pharmaceuticals Inc (b)	268,971	384,629
		2,891,186,374
Health Care Equipment & Supplies - 1.6%
Accuray Inc Del (b)	592,433	639,828
Acme United Corp	17,230	637,510
Adagio Medical Holdings Inc (b)(c)	23,468	18,824
Aethlon Medical Inc (b)(c)	1,023	4,542
Alphatec Holdings Inc (b)	595,075	13,418,941
AngioDynamics Inc (b)	213,860	2,651,864
Anteris Technologies Global Corp (c)	156,000	639,600
Apyx Medical Corp (b)	165,221	662,536
Artivion Inc (b)	218,157	10,179,206
AtriCure Inc (b)	261,663	9,451,268
Autonomix Medical Inc (b)(c)	6,760	7,233
Avanos Medical Inc (b)	243,843	2,862,717
Avinger Inc (b)(c)(d)	6,939	0
Axogen Inc (b)	243,636	6,980,171
Beta Bionics Inc	208,491	6,534,108
Beyond Air Inc (b)(c)	21,116	28,507
Biomerica Inc (b)	11,845	28,073
Bioventus Inc (b)(c)	223,586	1,697,018
Bluejay Diagnostics Inc (b)(c)	3,460	4,602
Butterfly Network Inc Class A (b)(c)	1,056,913	3,276,430
CapsoVision Inc	29,383	164,251
Carlsmed Inc (c)	34,789	566,365
Catheter Precision Inc (b)(c)	2,295	4,866
Ceribell Inc (b)	111,068	1,884,824
Cerus Corp (b)	937,420	1,649,859
ClearPoint Neuro Inc (b)(c)	149,926	2,167,930
Co-Diagnostics Inc (b)(c)	156,548	58,017
CONMED Corp	154,336	6,701,269
CVRx Inc (b)	95,570	937,542
CytoSorbents Corp (b)(c)	298,814	242,398
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	162,564	2
Delcath Systems Inc (b)(c)	140,627	1,364,082
DENTSPLY SIRONA Inc	1,115,406	12,648,704
Ekso Bionics Holdings Inc (b)(c)	10,153	48,024
ElectroCore Inc (b)(c)	29,989	151,445
ElectroCore Inc rights (b)(d)	8,114	0
Electromed Inc (b)	32,636	873,666
Embecta Corp	308,321	3,932,634
ENDRA Life Sciences Inc (b)(c)	4,411	26,069
Enovis Corp (b)	300,656	9,100,857
Envista Holdings Corp (b)	854,720	17,863,648
Envoy Medical Inc Class A (b)(c)	3,871	3,249
enVVeno Medical Corp (b)(c)	92,939	35,642
Femasys Inc (b)(c)	180,701	182,508
FONAR Corp (b)	32,616	457,602
Fractyl Health Inc (b)	171,542	269,321
Glaukos Corp (b)	302,289	32,130,298
Globus Medical Inc Class A (b)	590,080	53,720,883
Haemonetics Corp (b)	253,607	20,630,929
HeartBeam inc (b)(c)	149,503	115,117
HeartSciences Inc (b)	6,531	17,046
Hyperfine Inc Class A (b)	333,710	357,070
ICU Medical Inc (b)	130,005	19,297,942
Innovative Eyewear Inc (b)(c)	7,891	11,758
Inogen Inc (b)	109,082	772,301
Inspire Medical Systems Inc (b)	141,817	17,643,453
Integer Holdings Corp (b)	189,415	13,671,975
Integra LifeSciences Holdings Corp (b)	353,672	4,640,177
Intelligent Bio Solutions Inc (b)(c)	34,849	23,488
INVO Fertility Inc Class A (b)	403	902
iRadimed Corp	42,359	3,948,706
iRhythm Technologies Inc (b)	167,971	31,580,228
IRIDEX Corp (b)	66,606	64,581
Kestra Medical Technologies Ltd	65,196	1,758,988
Kewaunee Scientific Corp (b)	11,796	453,556
KORU Medical Systems Inc (b)	243,316	1,440,431
Lantheus Holdings Inc (b)	358,194	21,086,881
LeMaitre Vascular Inc	109,575	9,089,246
LENSAR Inc (b)	50,684	515,963
LivaNova PLC (b)	287,358	18,336,314
Lucid Diagnostics Inc (b)	375,187	397,698
Masimo Corp (b)(c)	242,067	34,477,603
Merit Medical Systems Inc (b)	311,428	26,966,551
Microbot Medical Inc (b)(c)	240,681	582,448
Milestone Scientific Inc (b)	336,282	105,593
Modular Medical Inc (b)(c)	278,828	109,942
Myomo Inc (b)	178,638	158,988
NanoVibronix Inc (b)(c)	4,553	18,804
Neogen Corp (b)	1,112,567	6,653,151
Neuraxis Inc (b)(c)	42,858	119,145
Neuronetics Inc (b)(c)	203,783	303,637
NeuroOne Medical Technologies Corp (b)	267,929	186,157
NeuroPace Inc (b)	127,193	2,080,877
Nexalin Technology Inc (b)	62,829	67,855
Nexgel Inc (b)(c)	32,508	58,514
Novocure Ltd (b)	518,854	6,646,520
Nuwellis Inc (b)	591	1,441
Omnicell Inc (b)	235,625	8,602,669
OraSure Technologies Inc (b)	385,077	916,483
Orchestra BioMed Holdings Inc (b)	182,956	973,326
Orthofix Medical Inc (b)	206,876	3,328,635
OrthoPediatrics Corp (b)(c)	74,902	1,384,938
Outset Medical Inc (b)	94,106	429,123
Owlet Inc Class A (b)	60,156	791,653
PAVmed Inc (b)	66,214	24,426
Penumbra Inc (b)	203,685	59,714,331
Precision Optics Corp Inc/Mass (b)	28,510	135,423
Predictive Oncology Inc (b)(c)	2,459	15,012
Pro-Dex Inc (b)(c)	9,724	354,343
PROCEPT BioRobotics Corp (b)(c)	293,197	9,288,481
Profusa Inc (b)(c)	111,789	18,926
Pulmonx Corp (b)	218,120	353,354
Pulse Biosciences Inc (b)(c)	86,839	1,188,826
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	10,916	35,268
QuidelOrtho Corp (b)	370,646	10,137,168
Retractable Technologies Inc (b)	59,851	49,557
Rockwell Medical Inc (b)	154,354	153,629
RxSight Inc (b)	174,143	1,988,713
Sanara Medtech Inc (b)(c)	18,486	386,727
SANUWAVE Health Inc (b)(c)	36,303	1,231,398
SeaStar Medical Holding Corp Class A (b)(c)	154,594	48,944
Semler Scientific Inc (b)(c)	68,692	1,491,990
Senseonics Holdings Inc (b)(c)	185,421	1,145,902
Sensus Healthcare Inc (b)(c)	71,569	299,874
Sharps Technology Inc (b)(c)	5,440	17,571
Shoulder Innovations Inc	26,589	410,534
SI-BONE Inc (b)	202,282	3,936,408
Sight Sciences Inc (b)(c)	172,075	1,438,547
SiNtx Technologies Inc (b)(c)	7,605	31,561
Solana Co Class A (b)(c)	5,789	24,024
Spectral AI Inc Class A (b)(c)	86,719	139,618
STAAR Surgical Co (b)	265,129	7,036,524
Stereotaxis Inc (b)(c)	384,603	946,123
Strata Skin Sciences Inc (b)	12,630	18,945
Streamex Corp (b)(c)	150,706	678,177
Tactile Systems Technology Inc (b)	117,379	3,017,814
Tandem Diabetes Care Inc (b)	355,243	7,463,655
Tela Bio Inc (b)	173,463	199,482
Teleflex Inc	235,996	27,002,662
Tenon Medical Inc (b)(c)	31,446	35,534
Tivic Health Systems Inc (b)(c)	4,359	8,021
TransMedics Group Inc (b)(c)	178,364	26,096,437
Treace Medical Concepts Inc (b)	251,885	750,617
UFP Technologies Inc (b)(c)	40,612	9,206,334
USBC Inc (b)	15,525	12,575
Utah Medical Products Inc	15,822	891,570
Varex Imaging Corp (b)	218,235	2,524,979
Venus Concept Inc (b)(c)	5,464	10,819
Vicarious Surgical Inc Class A (b)(c)	16,642	50,092
Vivani Medical Inc (b)	161,423	219,535
VolitionRX Ltd (b)(c)	474,654	152,696
Xtant Medical Holdings Inc (b)	224,940	132,782
Zynex Inc (b)(c)	83,624	105,366
		648,349,030
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (b)	473,859	8,150,375
AdaptHealth Corp (b)	562,926	5,437,865
Addus HomeCare Corp (b)	95,652	11,497,370
agilon health Inc (b)	1,492,486	971,758
AirSculpt Technologies Inc (b)(c)	85,864	303,100
Alignment Healthcare Inc (b)	756,955	14,541,106
American Shared Hospital Services (b)	21,382	45,757
AMN Healthcare Services Inc (b)	201,634	3,357,206
Ardent Health Inc (b)(c)	128,521	1,128,414
Astrana Health Inc (b)	226,254	5,212,892
Aveanna Healthcare Holdings Inc (b)	373,050	3,484,287
Biodesix Inc (b)	19,392	160,566
BrightSpring Health Services Inc (b)	578,389	20,914,546
Brookdale Senior Living Inc (b)	1,247,122	13,880,468
Castle Biosciences Inc (b)	152,959	6,110,712
Chemed Corp	76,398	33,553,238
Clover Health Investments Corp Class A (b)(c)	2,080,731	5,181,020
Community Health Systems Inc (b)	592,915	2,051,486
Concentra Group Holdings Parent Inc	626,137	12,873,377
CorVel Corp (b)	164,601	12,045,501
Cosmos Health Inc (b)	112,458	72,164
Cross Country Healthcare Inc (b)	163,145	1,673,868
Cryo-Cell International Inc	30,154	129,662
DocGo Inc Class A (b)	227,616	234,444
Encompass Health Corp	526,284	61,164,726
Enhabit Inc (b)(c)	266,335	2,381,035
Ensign Group Inc/The	299,477	55,564,963
Fulgent Genetics Inc (b)	106,188	3,141,041
GeneDx Holdings Corp Class A (b)	111,102	18,548,479
Guardant Health Inc (b)	652,977	70,795,767
Guardian Pharmacy Services Inc Class A (b)(c)	102,886	3,012,502
HealthEquity Inc (b)	451,801	47,520,429
Hims & Hers Health Inc Class A (b)(c)	1,081,661	43,006,841
Hinge Health Inc Class A (b)	84,251	4,120,716
Infusystem Holdings Inc (b)(c)	107,229	995,085
Innovage Holding Corp (b)	107,986	570,166
Inspire Veterinary Partners Inc Class A (b)(c)	7,932	984
Joint Corp/The (b)(c)	75,432	635,137
Kindly MD Inc (b)(c)	1,980,897	990,449
LifeStance Health Group Inc (b)	922,308	5,995,002
MSP Recovery Inc Class A (b)	2,909	1,021
National HealthCare Corp	65,342	8,905,461
National Research Corp Class A	67,089	1,139,842
NeoGenomics Inc (b)	693,265	8,388,507
Nutex Health Inc (b)(c)	19,018	2,189,162
Omada Health Inc (c)	42,562	797,186
Oncology Institute Inc/The (b)	339,419	1,065,776
OPKO Health Inc (b)	2,336,271	3,177,329
Option Care Health Inc (b)	854,190	26,565,309
Owens & Minor Inc (b)(c)	393,233	1,069,594
P3 Health Partners Inc Class A (b)	9,389	50,701
PACS Group Inc (b)	229,086	7,653,763
Pediatrix Medical Group Inc (b)	449,311	10,823,902
Pennant Group Inc/The (b)	182,027	5,042,148
Precipio Inc (b)	7,182	177,108
Privia Health Group Inc (b)	606,960	14,791,615
Progyny Inc (b)	415,727	10,962,721
RadNet Inc (b)	362,572	30,017,336
SBC Medical Group Holdings Inc (b)	61,613	219,958
Select Medical Holdings Corp	581,786	9,011,865
Sonida Senior Living Inc (b)(c)	38,795	1,256,958
Strata Critical Medical Inc (b)(c)	344,474	1,495,017
Surgery Partners Inc (b)	395,390	6,749,307
Talkspace Inc Class A (b)(c)	747,658	2,527,084
Tenet Healthcare Corp (b)	462,364	100,259,011
US Physical Therapy Inc	80,050	5,911,693
Viemed Healthcare Inc (b)	180,129	1,244,691
Vivos Therapeutics Inc (b)(c)	21,809	49,288
Wellgistics Health Inc (b)	160,237	96,158
		743,094,015
Health Care Technology - 0.7%
Aclarion Inc (b)(c)	1,588	10,068
American Well Corp (b)	61,485	260,082
Bullfrog AI Holdings Inc (b)(c)	28,958	28,958
CareCloud Inc (b)	188,085	583,064
Certara Inc (b)(c)	616,257	5,644,914
Claritev Corp Class A (b)(c)	39,442	2,132,629
DarioHealth Corp (b)(c)	9,280	110,803
Definitive Healthcare Corp Class A (b)	224,470	637,495
Doximity Inc Class A (b)	712,575	36,654,858
Evolent Health Inc Class A (b)	590,324	2,479,361
Firefly Neuroscience Inc (b)(c)	53,332	92,264
Forian Inc (b)	81,810	171,801
GoodRx Holdings Inc Class A (b)(c)	424,676	1,193,340
Health Catalyst Inc (b)(c)	323,927	968,542
Healthcare Triangle Inc (b)(c)	31,712	71,035
HealthStream Inc	117,687	2,959,828
HeartFlow Inc	89,125	2,874,281
iSpecimen Inc (b)	32,425	13,622
LifeMD Inc (b)(c)	217,440	832,795
OptimizeRx Corp (b)	86,382	1,319,053
Phreesia Inc (b)	297,724	6,100,365
Schrodinger Inc/United States (b)(c)	284,005	4,987,128
Scienture Holdings Inc (b)	2,642	1,582
SCWorx Corp (b)(c)	10,168	2,543
Simulations Plus Inc (b)(c)	88,012	1,496,204
Teladoc Health Inc (b)	970,352	7,364,972
TruBridge Inc (b)	52,405	1,150,814
Veeva Systems Inc Class A (b)	786,674	189,029,895
VSee Health Inc (b)	34,541	19,343
Waystar Holding Corp (b)	605,910	22,364,138
		291,555,777
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (b)	592,606	11,146,919
Adaptive Biotechnologies Corp (b)	612,814	12,047,923
Alpha Teknova Inc (b)(c)	44,033	206,074
Atlantic International Corp (b)(c)	86,433	176,755
Avantor Inc (b)	3,607,308	42,313,723
Azenta Inc (b)	219,377	7,801,046
Bio-Rad Laboratories Inc Class A (b)	94,632	30,742,152
BioLife Solutions Inc (b)	197,266	5,227,549
BNB Plus Corp (b)(c)	2,171	5,644
Bruker Corp	578,605	28,241,710
CDT Equity Inc Class A (b)(c)	360	730
Champions Oncology Inc (b)	31,181	203,924
Codexis Inc (b)	341,729	591,191
CryoPort Inc (b)(c)	255,605	2,458,920
Cytek Biosciences Inc (b)	583,075	3,294,374
Fortrea Holdings Inc (b)	480,338	6,105,096
Ginkgo Bioworks Holdings Inc Class A (b)(c)	240,731	2,233,984
Harvard Bioscience Inc (b)	121,607	92,543
Illumina Inc (b)	806,607	106,028,490
Inotiv Inc (b)(c)	107,719	99,705
Lifecore Biomedical Inc (b)(c)	185,776	1,467,630
Maravai LifeSciences Holdings Inc Class A (b)(c)	616,205	2,230,662
MaxCyte Inc (b)	492,270	866,395
Medpace Holdings Inc (b)	116,113	68,792,308
Mesa Laboratories Inc	26,686	2,140,217
Nautilus Biotechnology Inc Class A (b)	229,362	516,065
Niagen Bioscience Inc (b)	298,373	2,019,985
OmniAb Inc (b)	491,465	889,552
Pacific Biosciences of California Inc (b)(c)	1,544,408	3,583,027
Personalis Inc (b)(c)	284,200	3,049,466
Quanterix Corp (b)	210,985	1,531,751
Quantum-Si Inc Class A (b)(c)	926,319	1,306,110
Rapid Micro Biosystems Inc Class A (b)	99,961	418,837
Repligen Corp (b)	279,448	47,791,197
Seer Inc Class A (b)	171,588	329,449
Sotera Health Co (b)	1,092,227	19,092,128
Standard BioTools Inc (b)	1,483,325	2,224,988
Tempus AI Inc Class A (b)(c)	520,756	40,582,515
		457,850,734
Pharmaceuticals - 1.5%
60 Degrees Pharmaceuticals Inc (b)(c)	9,529	10,291
Aardvark Therapeutics Inc (c)	60,148	600,277
Aclaris Therapeutics Inc (b)	514,300	1,455,469
Adial Pharmaceuticals Inc (b)(c)	132,403	41,522
Alto Neuroscience Inc (b)(c)	130,791	1,811,455
Alumis Inc (b)(c)	314,554	2,412,629
Amneal Intermediate Inc Class A (b)	890,578	11,150,037
Amphastar Pharmaceuticals Inc (b)	188,855	5,231,284
Amylyx Pharmaceuticals Inc (b)	427,138	6,398,527
AN2 Therapeutics Inc (b)	115,821	126,245
Anebulo Pharmaceuticals Inc (b)	49,496	116,068
ANI Pharmaceuticals Inc (b)	89,570	7,600,015
Aquestive Therapeutics Inc (b)(c)	470,784	2,914,153
Arvinas Inc (b)	374,826	4,717,185
Aspire Biopharma Holdings Inc Class A (b)(c)	128,309	13,562
Assertio Holdings Inc (b)(c)	504,225	370,605
Atea Pharmaceuticals Inc (b)	379,790	1,177,349
Athira Pharma Inc (b)	16,165	70,641
Avadel Pharmaceuticals PLC Class A (b)	512,484	11,013,281
Axsome Therapeutics Inc (b)	218,862	33,157,593
Aytu BioPharma Inc (b)	44,688	96,973
BioAge Labs Inc (b)	126,732	1,202,687
Biofrontera Inc (b)	31,586	26,185
Biote Corp Class A (b)	120,713	326,529
Cadrenal Therapeutics Inc (b)(c)	6,780	62,851
CalciMedica Inc (b)	47,115	201,181
Cassava Sciences Inc (b)(c)	258,223	839,225
cbdMD Inc (b)(c)	1,123	694
Cingulate Inc (b)(c)	21,269	79,333
Citius Pharmaceuticals Inc (b)(c)	86,848	125,061
CNS Pharmaceuticals Inc (b)(c)	1,326	9,202
Cocrystal Pharma Inc (b)(c)	38,620	40,937
Cognition Therapeutics Inc (b)(c)	349,659	608,407
Collegium Pharmaceutical Inc (b)	165,791	7,739,124
Context Therapeutics Inc (b)	248,834	278,694
Contineum Therapeutics Inc Class A (b)(c)	91,632	1,014,366
Corcept Therapeutics Inc (b)	490,545	38,949,273
CorMedix Inc (b)(c)	365,925	3,589,724
Crinetics Pharmaceuticals Inc (b)	499,332	22,749,566
Cumberland Pharmaceuticals Inc (b)	43,482	98,269
Dare Bioscience Inc (b)	74,123	136,386
Edgewise Therapeutics Inc (b)	388,541	10,117,608
Elanco Animal Health Inc (b)	2,599,109	60,481,267
Enliven Therapeutics Inc (b)	234,591	5,067,166
Enliven Therapeutics Inc rights (b)(d)	72,018	0
Enveric Biosciences Inc (b)(c)	1,043	5,997
Esperion Therapeutics Inc (b)	1,061,928	4,258,331
Eton Pharmaceuticals Inc (b)(c)	121,320	1,959,318
Evoke Pharma Inc (b)(c)	6,286	68,392
Evolus Inc (b)	340,902	2,440,858
EyePoint Pharmaceuticals Inc (b)(c)	341,396	5,062,903
Fulcrum Therapeutics Inc (b)	190,969	2,089,201
Harmony Biosciences Holdings Inc (b)	208,993	7,375,363
Harrow Inc (b)(c)	173,426	7,245,738
Hepion Pharmaceuticals Inc rights (b)(d)	2,888	0
Hoth Therapeutics Inc (b)	62,690	75,855
Hyperion DeFi Inc (b)(c)	30,166	136,049
IGC Pharma Inc (b)(c)	459,607	146,661
ImageneBio Inc (b)	26,257	181,436
ImageneBio Inc rights (b)(d)	129,480	1
Impact BioMedical Inc (b)(c)	30,990	13,822
Innoviva Inc (b)	314,769	6,839,930
Jaguar Health Inc (b)(c)	2,913	3,933
Jazz Pharmaceuticals PLC (b)	316,906	55,943,416
Journey Medical Corp (b)(c)	61,504	496,337
Jupiter Neurosciences Inc (b)	78,377	97,187
Kiora Pharmaceuticals Inc (b)	13,708	27,416
LENZ Therapeutics Inc (b)(c)	105,276	3,213,024
Lexicon Pharmaceuticals Inc (b)	985,073	1,408,654
Ligand Pharmaceuticals Inc (b)	102,198	20,764,591
Ligand Pharmaceuticals Inc rights (b)(d)	26,087	1,930
Ligand Pharmaceuticals Inc rights (b)	26,087	1,304
Ligand Pharmaceuticals Inc rights (b)	26,087	143
Ligand Pharmaceuticals Inc rights (b)	26,087	35
Lipocine Inc (b)	28,880	99,347
Liquidia Corp (b)(c)	358,078	11,684,085
Lyra Therapeutics Inc (b)(c)	5,336	19,690
Maze Therapeutics Inc	101,806	3,843,177
MBX Biosciences Inc (b)(c)	131,898	4,549,162
Mind Medicine MindMed Inc (b)(c)	494,063	6,249,897
Mira Pharmaceuticals Inc (b)(c)	65,981	97,652
Nektar Therapeutics (b)(c)	100,137	6,529,934
Neonc Technologies Holdings Inc (b)	52,465	469,562
Neumora Therapeutics Inc (b)	449,613	1,007,133
NovaBay Pharmaceuticals Inc	27,180	29,626
NRX Pharmaceuticals Inc (b)(c)	86,477	211,869
Nutriband Inc (b)(c)	24,118	118,178
Nuvation Bio Inc Class A (b)	1,263,417	10,145,239
Ocular Therapeutix Inc (b)	892,065	10,838,590
Omeros Corp (b)(c)	380,918	3,691,095
Optinose Inc (d)	42,717	0
Organon & Co	1,348,361	10,395,863
Pacira BioSciences Inc (b)	236,357	5,570,934
Perrigo Co PLC	707,080	9,439,518
Phathom Pharmaceuticals Inc (b)(c)	240,180	3,751,612
Phibro Animal Health Corp Class A	107,114	4,485,934
Pliant Therapeutics Inc (b)	290,548	467,782
Prestige Consumer Healthcare Inc (b)	258,975	15,421,961
Processa Pharmaceuticals Inc (b)(c)	281,131	72,813
ProPhase Labs Inc (b)(c)	173,315	35,911
Pulmatrix Inc (b)	19,602	91,933
Q/C Technologies Inc (b)(c)	216	773
Rafael Holdings Inc Class B (b)	119,576	141,100
Rani Therapeutics Holdings Inc Class A (b)(c)	200,756	321,210
Rapport Therapeutics Inc (b)	145,780	4,331,124
Relmada Therapeutics Inc (b)	141,734	639,220
Reviva Pharmaceuticals Holdings Inc (b)(c)	330,898	186,130
Royalty Pharma PLC Class A	1,990,914	79,676,379
SCYNEXIS Inc (b)(c)	201,775	139,447
Seelos Therapeutics Inc rights (b)(c)(d)	3,233	0
Senestech Inc (b)(c)	27,703	80,616
Septerna Inc (b)(c)	120,195	3,488,059
SIGA Technologies Inc (c)	217,168	1,316,038
Sonoma Pharmaceuticals Inc (b)(c)	8,814	29,174
Supernus Pharmaceuticals Inc (b)	291,716	13,299,332
Talphera Inc (b)	91,790	122,081
Tarsus Pharmaceuticals Inc (b)	204,088	16,318,876
Telomir Pharmaceuticals Inc (b)(c)	89,410	119,809
Terns Pharmaceuticals Inc (b)	355,869	10,003,478
TFF Pharmaceuticals Inc (b)(d)	20,483	0
TherapeuticsMD Inc (b)	62,608	106,434
Theravance Biopharma Inc (b)(c)	193,398	3,925,979
Third Harmonic Bio Inc (b)(d)	114,815	1
Traws Pharma Inc (b)	22,526	60,820
Traws Pharma Inc rights (b)(d)	104,398	1
Trevi Therapeutics Inc (b)	518,523	6,839,318
Tvardi Therapeutics Inc (b)(c)	42,540	175,265
Ventyx Biosciences Inc (b)	355,271	3,552,710
Verrica Pharmaceuticals Inc (b)(c)	28,456	258,950
Veru Inc (b)(c)	69,743	172,963
VYNE Therapeutics Inc (b)	71,841	27,688
Vyome Holdings Inc (b)(c)	1,226	6,240
WaVe Life Sciences Ltd (b)	646,388	5,015,971
Xeris Biopharma Holdings Inc (b)(c)	842,809	6,051,369
Xeris Biopharma Holdings Inc rights (b)(d)	264,044	2
Zevra Therapeutics Inc (b)	296,782	2,501,872
		632,313,647
TOTAL HEALTH CARE		5,664,349,577

Industrials - 18.7%
Aerospace & Defense - 2.7%
AAR Corp (b)	202,010	16,809,252
AeroVironment Inc (b)	166,474	46,522,824
AerSale Corp (b)	166,695	1,078,517
Air Industries Group (b)(c)	12,281	36,719
AIRO Group Holdings Inc (c)	33,401	288,919
Archer Aviation Inc Class A (b)(c)	3,187,869	24,833,500
Astronics Corp (b)	162,348	8,859,330
ATI Inc (b)	721,472	72,724,378
BWX Technologies Inc	478,258	85,550,791
Byrna Technologies Inc (b)(c)	98,316	1,794,267
Cadre Holdings Inc	152,447	6,506,438
Carpenter Technology Corp	260,958	83,125,561
CPI Aerostructures Inc (b)(c)	57,791	162,393
Curtiss-Wright Corp	197,277	111,321,438
Ducommun Inc (b)	70,906	6,501,371
Eve Holding Inc Class A (b)(c)	533,252	2,101,013
Firefly Aerospace Inc (b)	98,225	1,739,565
HEICO Corp	208,101	65,949,288
HEICO Corp Class A	407,617	100,669,170
Hexcel Corp	418,911	31,933,586
Innovative Solutions And Support Inc (b)(c)	65,552	638,476
Intuitive Machines Inc Class A (b)(c)	583,317	5,541,512
Karman Holdings Inc (b)	402,139	26,955,377
Kratos Defense & Security Solutions Inc (b)	883,937	67,267,606
Leonardo DRS Inc	404,442	13,819,783
Loar Holdings Inc (b)(c)	187,416	12,828,625
Mercury Systems Inc (b)	275,047	19,223,035
Moog Inc Class A	148,588	34,127,692
National Presto Industries Inc	27,947	2,622,826
Optex Systems Holdings Inc (b)	31,403	451,575
Park Aerospace Corp	96,110	1,863,573
Redwire Corp Class A (b)(c)	296,273	1,632,464
Rocket Lab Corp (c)	2,222,142	93,641,064
Safe Pro Group Inc (b)(c)	47,163	237,702
Satellogic Inc Class A (b)(c)	219,549	362,256
Sidus Space Inc Class A (b)(c)	137,172	95,882
SIFCO Industries Inc (b)	19,437	122,259
Spirit AeroSystems Holdings Inc Class A (b)	616,753	22,653,338
StandardAero Inc (b)	732,126	19,123,131
V2X Inc (b)	108,402	5,945,850
Virgin Galactic Holdings Inc Class A (b)(c)	305,905	1,183,852
VirTra Inc (b)	57,153	283,479
Visionwave Holdings Inc	26,404	254,799
Voyager Technologies Inc Class A (c)	67,528	1,518,029
VSE Corp	120,595	21,730,013
Woodward Inc	313,966	94,199,219
		1,116,831,737
Air Freight & Logistics - 0.1%
Air T Inc (b)(c)	4,803	96,060
Arrive AI Inc (c)	25,181	100,724
Callan Jmb Inc (b)(c)	6,973	16,665
Forward Air Corp Class A (b)(c)	114,937	2,640,103
GXO Logistics Inc (b)	597,180	30,300,914
Hub Group Inc Class A	320,134	12,347,568
Radiant Logistics Inc (b)	190,063	1,185,993
		46,688,027
Building Products - 1.3%
AAON Inc	354,131	33,104,166
Advanced Drainage Systems Inc	373,592	56,927,949
Alpha Pro Tech Ltd (b)	50,738	233,395
American Woodmark Corp (b)	76,878	4,238,284
Apogee Enterprises Inc	113,917	4,147,718
Armstrong World Industries Inc	227,078	43,085,780
AZZ Inc	156,533	16,501,709
Carlisle Cos Inc	222,743	70,847,866
CEA Industries Inc (b)	3,654	26,309
CSW Industrials Inc	88,454	24,047,989
Fortune Brands Innovations Inc	622,940	32,162,392
Gibraltar Industries Inc (b)	155,444	7,765,982
Griffon Corp	203,696	15,277,200
Hayward Holdings Inc (b)	1,048,454	17,247,068
Insteel Industries Inc	101,845	3,114,420
Janus International Group Inc (b)	719,419	4,467,592
JELD-WEN Holding Inc (b)	410,487	1,096,000
Jewett-Cameron Trading Co Ltd (b)	11,977	29,703
Masterbrand Inc (b)	668,145	7,409,728
Northann Corp (b)(c)	28,292	11,600
Owens Corning	439,142	49,728,440
Quanex Building Products Corp	241,113	3,124,824
Resideo Technologies Inc (b)	715,135	23,592,304
Simpson Manufacturing Co Inc	217,421	36,391,927
Tecnoglass Inc	138,564	6,897,716
Tecogen Inc (b)(c)	87,864	655,465
Trex Co Inc (b)	554,829	19,407,918
UFP Industries Inc	307,226	28,568,946
Zurn Elkay Water Solutions Corp	783,005	37,349,339
		547,459,729
Commercial Services & Supplies - 0.9%
ABM Industries Inc (c)	327,636	14,088,348
ACCO Brands Corp	484,152	1,665,483
ACV Auctions Inc Class A (b)	883,716	6,937,171
American Rebel Holdings Inc (b)(c)	1,688	1,941
Aqua Metals Inc (b)(c)	9,153	74,139
Avalon Holdings Corp Class A (b)	10,614	29,189
Bitcoin Depot Inc Class A (b)(c)	125,804	192,480
Brady Corp Class A	227,457	17,796,236
Bridger Aerospace Group Holdings Inc (b)(c)	144,362	261,295
BrightView Holdings Inc (b)	369,654	4,665,033
Brink's Co/The	216,911	24,365,613
Casella Waste Systems Inc Class A (b)	327,096	31,528,783
Clean Harbors Inc (b)	262,763	59,794,348
CompX International Inc Class A	8,433	189,658
CoreCivic Inc (b)	562,631	10,155,490
Deluxe Corp (c)	237,465	4,825,289
DSS Inc (b)	13,388	14,593
Ennis Inc	138,693	2,418,806
Enviri Corp (b)	422,934	7,756,610
Fuel Tech Inc (b)	121,106	217,991
GEO Group Inc/The (b)	730,520	11,512,995
Greenwave Technology Solutions Inc (b)(c)	2,186	14,515
Healthcare Services Group Inc (b)	380,666	7,148,907
HNI Corp	241,597	10,031,107
Interface Inc	306,597	8,557,122
Knightscope Inc Class A (b)(c)	52,421	254,242
LanzaTech Global Inc Class A (b)(c)	6,191	88,160
Liquidity Services Inc (b)	124,829	3,749,863
MillerKnoll Inc	357,167	5,653,954
Mobile Infrastructure Corp Class A (b)(c)	119,987	374,359
Montrose Environmental Group Inc (b)	172,748	4,430,986
MSA Safety Inc	191,669	30,916,210
NL Industries Inc	45,725	258,346
Odyssey Marine Exploration Inc (b)(c)	222,205	457,742
OPENLANE Inc (b)	551,280	14,024,563
Perma-Fix Environmental Services Inc (b)(c)	90,080	1,105,282
Pitney Bowes Inc	828,748	8,171,455
Quad/Graphics Inc Class A	156,908	900,652
Quest Resource Holding Corp (b)(c)	78,082	146,794
Royalty Management Holding Corp Class A	42,560	95,760
Steelcase Inc Class A	556,109	9,059,016
Team Inc (b)	23,597	342,039
Tetra Tech Inc	1,373,690	47,721,991
TOMI Environmental Solutions Inc (b)	73,804	58,851
UniFirst Corp/MA	78,853	13,606,085
Vestis Corp	564,391	3,657,254
Virco Mfg. Corp	55,552	391,086
		369,707,832
Construction & Engineering - 2.1%
AECOM	693,941	71,566,135
Ameresco Inc Class A (b)(c)	160,991	5,587,998
API Group Corp (b)	1,941,238	76,795,375
Arcosa Inc	256,335	27,309,931
Argan Inc	71,397	28,216,094
Bowman Consulting Group Ltd (b)	75,167	2,719,542
Centuri Holdings Inc (b)	419,952	9,444,720
Comfort Systems USA Inc	184,425	180,172,160
Concrete Pumping Holdings Inc	126,998	798,817
Construction Partners Inc Class A (b)	248,612	27,098,708
Dycom Industries Inc (b)	151,560	54,793,487
Everus Construction Group Inc (b)	266,863	24,540,721
Fluor Corp (b)	845,420	36,293,881
FTE Networks Inc (b)(c)(d)	20,159	0
Granite Construction Inc	228,132	24,531,034
Great Lakes Dredge & Dock Corp (b)	357,902	4,570,409
IES Holdings Inc (b)	45,716	19,135,346
INNOVATE Corp (b)	25,171	130,134
JFB Construction Holdings Class A (b)(c)	7,579	155,142
Limbach Holdings Inc (b)	58,195	4,117,296
MasTec Inc (b)	321,062	68,668,741
Matrix Service Co (b)	145,253	1,698,008
MYR Group Inc (b)	81,108	18,194,147
Nocera Inc (b)(c)	44,830	47,520
NWPX Infrastructure Inc (b)	50,717	2,973,031
Orion Group Holdings Inc (b)(c)	199,073	1,990,730
Primoris Services Corp	282,917	35,805,976
Safe & Green Holdings Corp (b)(c)	532	1,734
Shimmick Corp (b)	31,481	83,110
Southland Holdings Inc (b)	64,689	205,711
Sterling Infrastructure Inc (b)	159,291	54,845,484
Tutor Perini Corp (b)	233,337	15,995,251
Valmont Industries Inc	103,412	42,706,054
WillScot Holdings Corp	965,750	19,073,563
		860,265,990
Electrical Equipment - 2.4%
374Water Inc (b)(c)	420,702	131,259
Acuity Inc	158,828	58,197,756
Allient Inc	78,661	4,236,681
American Superconductor Corp (b)	237,724	7,390,839
Amprius Technologies Inc (b)(c)	658,622	7,455,601
Array Technologies Inc (b)(c)	804,620	6,042,696
Atkore Inc	173,421	11,610,536
Babcock & Wilcox Enterprises Inc (b)(c)	415,506	2,596,913
Beam Global (b)(c)	92,849	175,485
Blink Charging Co (b)(c)	559,534	732,990
Bloom Energy Corp Class A (b)	1,127,287	123,144,832
Broadwind Inc (b)	113,002	342,396
ChargePoint Holdings Inc Class A (b)(c)	96,963	794,127
Dragonfly Energy Holdings Corp (b)(c)	197,265	171,423
Energous Corp (b)(c)	5,879	36,773
Energy Focus Inc (b)	20,247	45,961
Energy Vault Holdings Inc Class A (b)(c)	580,569	1,997,157
EnerSys	195,743	28,012,781
Enovix Corp Class B (b)(c)	932,326	7,262,820
Eos Energy Enterprises Inc (b)(c)	1,358,624	20,447,291
Espey Mfg. & Electronics Corp (c)	11,281	440,861
ESS Tech Inc Class A (b)(c)	48,852	134,343
Expion360 Inc (b)(c)	16,424	19,052
Fluence Energy Inc Class A (b)(c)	337,426	6,627,047
Flux Power Holdings Inc (b)(c)	66,677	112,017
FTC Solar Inc (b)(c)	54,620	515,067
FuelCell Energy Inc (b)	126,352	847,822
GrafTech International Ltd (b)	82,562	1,190,544
Hyliion Holdings Corp Class A (b)(c)	667,116	1,254,178
Ideal Power Inc (b)	38,918	145,164
KULR Technology Group Inc (b)(c)	201,780	653,767
LSI Industries Inc	157,714	2,884,589
NANO Nuclear Energy Inc (b)(c)	162,080	5,300,016
NeoVolta Inc (b)(c)	152,027	617,230
Net Power Inc Class A (b)(c)	177,286	514,129
Nextpower Inc Class A (b)	775,291	71,032,161
NuScale Power Corp Class A (b)(c)	684,651	13,693,020
Nuvve Holding Corp (b)(c)	17,315	4,093
nVent Electric PLC	842,736	90,400,291
Ocean Power Technologies Inc (b)(c)	949,965	406,775
Orion Energy Systems Inc (b)	17,079	271,044
Pioneer Power Solutions Inc	45,845	174,669
Plug Power Inc (b)(c)	6,082,467	12,225,759
Polar Power Inc (b)(c)	9,914	23,397
Powell Industries Inc (c)	49,580	16,025,248
Power Solutions International Inc (b)(c)	35,156	1,901,236
Preformed Line Products Co	13,761	2,824,445
Regal Rexnord Corp	348,071	50,814,885
Sensata Technologies Holding PLC	766,572	24,583,964
SES AI Corp Class A (b)	1,390,871	2,740,016
Shoals Technologies Group Inc (b)(c)	882,022	7,400,165
SKYX Platforms Corp (b)	405,050	870,858
SolarMax Technology Inc (b)	183,350	169,434
Solidion Technology Inc Class A (b)(c)	6,967	76,080
Stardust Power Inc Class A (b)(c)	31,732	112,331
Stem Inc Class A (b)(c)	44,441	768,829
SUNation Energy Inc (b)(c)	15,819	21,039
SUNation Energy Inc rights (b)(d)	13,969	0
SunPower Inc Class A (b)(c)	334,255	578,261
Sunrun Inc (b)	1,206,464	24,430,896
Thermon Group Holdings Inc (b)	174,293	6,117,684
Tigo Energy Inc (b)	148,068	281,329
Ultralife Corp (b)	57,494	327,141
Vertiv Holdings Co Class A	1,999,533	359,376,067
Vicor Corp (b)	120,492	10,765,960
Westwater Resources Inc (b)(c)	458,703	435,905
Zeo Energy Corp Class A (b)	11,700	17,550
		1,000,952,675
Ground Transportation - 0.9%
ArcBest Corp	119,881	7,692,764
Armlogi Holding Corp (b)(c)	63,661	39,330
Avis Budget Group Inc (b)(c)	88,869	12,075,520
Covenant Logistics Group Inc Class A	78,687	1,569,019
Ftai Infrastructure Inc	606,674	2,596,565
Heartland Express Inc	241,078	1,894,873
Hertz Global Holdings Inc (b)(c)	642,136	3,364,793
Knight-Swift Transportation Holdings Inc	852,902	39,062,912
Landstar System Inc	182,516	23,880,393
Lyft Inc Class A (b)	2,079,813	43,738,467
Marten Transport Ltd	305,917	3,135,649
PAMT CORP (b)	25,519	229,161
Proficient Auto Logistics Inc (b)	126,544	1,032,599
RXO Inc (b)(c)	863,245	11,412,099
Ryder System Inc	212,872	36,871,559
Saia Inc (b)	139,665	39,324,077
Schneider National Inc Class B	262,137	5,926,918
Toppoint Holdings Inc (b)(c)	12,208	15,137
U-Haul Holding Co (b)	16,465	866,882
U-Haul Holding Co Class N	555,074	26,704,610
Universal Logistics Holdings Inc	36,398	546,698
Werner Enterprises Inc	299,096	7,644,894
XPO Inc (b)	615,864	87,489,640
		357,114,559
Industrial Conglomerates - 0.0%
Hyperscale Data Inc (b)(d)	4,032	0
Hyperscale Data Inc Class A (b)(c)	141,594	42,789
Hyperscale Data Inc Class B (c)(d)	12,421	0
		42,789
Machinery - 3.6%
3D Systems Corp (b)(c)	676,353	1,406,814
AGCO Corp	323,459	34,273,716
AgEagle Aerial Systems Inc (b)(c)	180,790	238,643
AirJoule Technologies Corp Class A (b)	135,274	440,993
Alamo Group Inc	56,722	9,096,507
Albany International Corp Class A (c)	155,492	7,413,859
Allison Transmission Holdings Inc	437,829	38,817,919
Art's-Way Manufacturing Co Inc (b)	15,963	37,673
Astec Industries Inc	120,481	5,332,489
Atmus Filtration Technologies Inc	428,192	21,670,797
Blue Bird Corp (b)	164,946	8,613,480
CECO Environmental Corp (b)	156,702	8,172,009
Chart Industries Inc (b)	231,041	47,120,812
Chicago Rivet & Machine CO	3,746	35,587
Cleancore Solutions Inc Class B (b)	19,600	6,452
ClearSign Technologies Corp (b)	235,463	175,184
CNH Industrial NV Class A	4,652,755	43,875,480
Columbus McKinnon Corp/NY	138,010	2,268,884
Commercial Vehicle Group Inc (b)	159,858	282,949
Crane Co	256,152	46,939,854
Donaldson Co Inc	611,098	54,937,710
Douglas Dynamics Inc	121,903	3,938,686
Eastern Co/The	31,020	604,890
Energy Recovery Inc (b)	280,589	4,054,511
Enerpac Tool Group Corp Class A	283,786	10,746,976
Enpro Inc	109,563	24,416,115
Esab Corp	297,822	33,427,541
ESCO Technologies Inc	135,307	28,808,213
Federal Signal Corp	317,839	36,233,646
Flowserve Corp	684,691	48,852,703
Franklin Electric Co Inc	200,289	19,057,498
FreightCar America Inc (b)	75,496	617,557
Gates Industrial Corp PLC (b)	1,341,362	30,529,399
Gencor Industries Inc (b)	55,284	741,358
Gorman-Rupp Co/The	109,171	5,075,360
Graco Inc	866,626	71,444,647
Graham Corp (b)	54,511	3,134,383
Greenbrier Cos Inc/The	163,332	7,265,007
Helios Technologies Inc	174,632	9,428,382
Hillenbrand Inc	376,129	11,975,947
Hillman Solutions Corp Class A (b)	1,040,560	9,104,900
Hurco Cos Inc (b)	31,240	506,088
Hydrofarm Holdings Group Inc (b)	23,123	42,546
Hyster-Yale Inc Class A	60,596	1,762,132
Hyzon Motors Inc Class A (b)(c)(d)	36,361	23,038
ITT Inc	408,430	75,216,470
JBT Marel Corp	271,363	38,134,642
Kadant Inc	62,030	17,251,784
Kennametal Inc	402,187	11,132,536
L B Foster Co Class A (b)	52,441	1,414,858
Laser Photonics Corp (b)(c)	31,335	105,912
Lincoln Electric Holdings Inc	288,756	69,136,849
Lindsay Corp (c)	57,172	6,570,778
LiqTech International Inc (b)	22,498	42,296
Manitowoc Co Inc/The (b)	187,216	2,111,796
Mayville Engineering Co Inc (b)(c)	76,652	1,302,317
Microvast Holdings Inc (b)(c)	1,044,159	3,675,440
Middleby Corp/The (b)	245,461	29,013,490
Miller Industries Inc/TN	61,104	2,367,169
Mueller Industries Inc	580,214	63,748,112
Mueller Water Products Inc Class A1	814,807	19,750,922
Nauticus Robotics Inc (b)(c)	20,305	17,137
Nephros Inc (b)	31,524	153,837
NN Inc (b)	241,274	306,418
Nuburu Inc Class A (b)(c)	268,185	64,928
Omega Flex Inc	19,667	532,976
Oshkosh Corp	334,587	42,887,362
Palladyne AI Corp Class A (b)(c)	163,661	932,868
Park-Ohio Holdings Corp	51,395	1,100,367
Perma-Pipe International Holdings Inc (b)(c)	42,137	1,082,921
Proto Labs Inc (b)	125,317	6,368,610
Rain Enhancement Technologies Holdco Inc Class A (c)	12,711	68,639
RBC Bearings Inc (b)	164,567	73,227,378
REV Group Inc	254,697	13,567,709
Richtech Robotics Inc Class B (b)(c)	579,477	2,057,143
RYTHM Inc (b)	6,305	123,011
SPX Technologies Inc (b)	258,639	55,617,731
Standex International Corp (c)	63,547	15,579,183
Symbotic Inc Class A (b)(c)	238,996	20,020,695
Taylor Devices Inc (b)	16,985	836,172
TechPrecision Corp (b)	46,410	219,055
Tennant CO	97,511	7,130,979
Terex Corp	345,665	15,973,180
Timken Co/The	333,858	27,172,703
Titan International Inc (b)(c)	251,838	2,037,369
Toro Co/The	514,976	35,914,426
Trinity Industries Inc	426,050	11,298,846
Twin Disc Inc	59,865	930,901
Urban-Gro Inc (b)(c)	55,605	14,252
Wabash National Corp	217,015	1,831,607
Watts Water Technologies Inc Class A	143,786	39,667,682
Worthington Enterprises Inc	172,190	9,446,343
Xos Inc (b)(c)	34,619	81,701
		1,420,188,834
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	200,429	3,792,117
Kirby Corp (b)	291,471	33,087,788
Lakeside Holding Ltd (b)(c)	9,431	7,967
Matson Inc (c)	165,718	18,059,948
Pangaea Logistics Solutions Ltd	180,580	1,267,672
		56,215,492
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	606,196	25,981,561
Allegiant Travel Co (b)(c)	70,952	5,392,352
American Airlines Group Inc (b)(c)	3,449,670	48,467,864
flyExclusive Inc Class A (b)(c)	33,285	109,508
Frontier Group Holdings Inc (b)(c)	444,688	2,027,777
Jet.AI Inc Class A (b)(c)	13,730	27,048
JetBlue Airways Corp (b)(c)	1,620,008	7,403,437
Joby Aviation Inc Class A (b)(c)	2,730,948	39,407,580
Republic Airways Holdings Inc (b)	11,098	221,960
SkyWest Inc (b)	210,137	21,333,108
Sun Country Airlines Holdings Inc (b)	269,517	3,692,383
Surf Air Mobility Inc (b)(c)	155,729	319,244
Volato Group Inc Class A (b)(c)	8,212	10,962
Wheels Up Experience Inc Class A (b)(c)	486,689	373,096
		154,767,880
Professional Services - 2.1%
Alight Inc Class A	2,507,667	5,792,711
Amentum Holdings Inc (b)	806,884	23,101,089
Asure Software Inc (b)	136,229	1,089,832
Barrett Business Services Inc	134,716	4,727,184
BGSF Inc (c)	59,279	274,462
BlackSky Technology Inc Class A (b)(c)	158,699	2,812,146
Booz Allen Hamilton Holding Corp Class A	646,188	53,930,850
CACI International Inc (b)	114,992	70,961,563
Cbiz Inc (b)	256,982	12,515,023
Clarivate PLC (b)(c)	2,295,244	8,630,117
Concentrix Corp	230,570	8,348,940
Conduent Inc (b)	833,536	1,617,060
CRA International Inc	34,652	6,110,534
CSG Systems International Inc	144,119	11,352,254
Cycurion Inc (b)(c)	5,748	21,325
DLH Holdings Corp (b)	64,407	399,967
ExlService Holdings Inc (b)	849,671	33,757,429
Exponent Inc	266,309	19,254,141
Falcon's Beyond Global Inc Class A (c)	84,525	1,726,001
First Advantage Corp (b)(c)	421,329	5,848,047
FiscalNote Holdings Inc Class A (b)(c)	52,459	123,279
Forrester Research Inc (b)	60,548	435,340
Franklin Covey Co (b)(c)	40,802	641,407
FTI Consulting Inc (b)	166,893	27,228,593
GEE Group Inc (b)	517,397	98,409
Genpact Ltd	849,151	37,413,593
Heidrick & Struggles International Inc	108,839	6,407,352
HireQuest Inc	29,588	257,120
Huron Consulting Group Inc (b)	84,409	13,894,565
ICF International Inc	97,144	7,581,118
Innodata Inc (b)(c)	167,404	9,620,708
Insperity Inc	181,804	6,430,407
KBR Inc	678,106	27,951,529
Kelly Services Inc Class A	169,765	1,466,770
Kforce Inc	88,974	2,615,836
Korn Ferry	275,639	18,128,777
Legalzoom.com Inc (b)	615,779	5,745,218
ManpowerGroup Inc	235,461	6,771,858
Mastech Digital Inc (b)	28,104	221,460
Maximus Inc	296,668	25,540,148
Mistras Group Inc (b)	92,688	1,111,329
Nixxy Inc (b)(c)	94,847	101,486
Parsons Corp (b)	281,161	23,808,713
Paylocity Holding Corp (b)	236,376	34,825,276
Planet Labs PBC Class A (b)	1,301,841	15,491,908
Professional Diversity Network Inc (b)	7,364	14,139
Rcm Technologies Inc (b)(c)	25,118	491,810
Resolute Holdings Management Inc (c)	19,158	3,403,227
Resources Connection Inc	122,608	592,810
Robert Half Inc	510,114	13,793,483
Science Applications International Corp	246,761	21,273,266
ShiftPixy Inc (b)(c)(d)	877	4,581
Skillsoft Corp Class A (b)(c)	24,420	243,956
Spire Global Inc Class A (b)(c)	150,561	1,233,095
SS&C Technologies Holdings Inc	1,096,687	94,249,281
Staffing 360 Solutions Inc (b)	2,614	130
Star Equity Holdings Inc (b)	15,800	160,370
TIC Solutions Inc	866,598	8,423,333
TransUnion	1,020,696	86,810,195
TriNet Group Inc	158,351	9,279,369
TrueBlue Inc (b)	156,846	768,545
TTEC Holdings Inc (b)(c)	103,600	348,096
UL Solutions Inc Class A	328,878	29,996,962
Upwork Inc (b)	689,039	13,601,630
Verra Mobility Corp Class A (b)	839,083	18,308,791
Where Food Comes From Inc (b)	14,620	171,346
Willdan Group Inc (b)	73,221	7,387,999
		856,739,288
Trading Companies & Distributors - 2.1%
Air Lease Corp Class A	549,423	35,124,612
Alta Equipment Group Inc Class A	103,962	507,335
Applied Industrial Technologies Inc	199,080	51,525,886
BlueLinx Holdings Inc (b)	41,672	2,599,916
Boise Cascade Co	196,944	15,015,011
Capstone Holding Corp (b)	4,402	3,998
Core & Main Inc Class A (b)	989,104	47,813,287
Custom Truck One Source Inc Class A (b)(c)	320,674	2,049,107
Distribution Solutions Group Inc (b)(c)	33,524	930,626
DNOW Inc (b)	987,273	13,782,331
DXP Enterprises Inc/TX (b)	65,949	6,198,547
EVI Industries Inc	27,439	560,853
Ferguson Enterprises Inc	1,032,143	259,759,429
FGI Industries Ltd (b)(c)	1,689	12,296
FTAI Aviation Ltd	537,101	93,047,377
GATX Corp	186,036	29,752,737
Global Industrial Co	78,373	2,244,603
Herc Holdings Inc	161,862	21,733,211
Hudson Technologies Inc (b)	224,783	1,528,524
iPower Inc (b)(c)	2,443	26,238
Karat Packaging Inc	47,101	1,038,106
Marwynn Holdings Inc	9,960	8,412
McGrath RentCorp	128,260	13,221,041
MSC Industrial Direct Co Inc Class A	238,917	21,254,056
NPK International Inc (b)	440,348	5,420,684
QXO Inc (b)(c)	2,535,127	47,482,929
Rush Enterprises Inc Class A	348,177	18,126,095
Rush Enterprises Inc Class B	16,876	900,672
SiteOne Landscape Supply Inc (b)	234,853	31,536,061
Titan Machinery Inc (b)	104,880	1,942,378
Transcat Inc (b)(c)	49,213	2,782,503
Watsco Inc	182,722	63,294,901
Wesco International Inc	254,410	68,031,778
Willis Lease Finance Corp	16,132	1,979,558
Xometry Inc Class A (b)(c)	226,703	13,255,324
		874,490,422
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	25,000	16,510
Sky Harbour Group Corp Class A (b)(c)	115,279	1,065,178
		1,081,688
TOTAL INDUSTRIALS		7,662,546,942

Information Technology - 17.3%
Communications Equipment - 1.1%
Actelis Networks Inc (b)(c)	11,592	35,935
ADTRAN Holdings Inc (b)	387,512	3,072,970
Applied Optoelectronics Inc (b)(c)	308,653	8,265,727
Aviat Networks Inc (b)	61,538	1,360,605
BK Technologies Corp (b)	19,409	1,241,982
Calix Inc (b)	305,690	16,895,486
Cambium Networks Corp (b)(c)	69,756	139,512
Ciena Corp (b)	740,441	151,205,458
Clearfield Inc (b)(c)	60,389	1,773,021
ClearOne Inc (b)	5,219	27,504
CommScope Holding Co Inc (b)	1,159,370	22,885,964
Comtech Telecommunications Corp (b)	154,787	473,648
Digi International Inc (b)	194,925	8,153,713
Extreme Networks Inc (b)	694,491	12,153,593
Franklin Wireless Corp	48,625	216,381
Genasys Inc (b)(c)	238,378	531,583
Harmonic Inc (b)	599,831	5,734,384
Inseego Corp (b)(c)	55,723	609,052
KVH Industries Inc (b)	74,776	447,908
Lantronix Inc (b)	175,130	896,666
Lumentum Holdings Inc (b)	365,488	118,842,078
Netgear Inc (b)	152,809	4,041,798
NetScout Systems Inc (b)	359,062	9,651,587
Network-1 Technologies Inc	77,090	105,613
Ondas Holdings Inc (b)(c)	1,755,235	13,866,357
Optical Cable Corp (b)	29,984	242,870
Ribbon Communications Inc (b)	483,541	1,382,927
Ubiquiti Inc	22,224	12,958,592
Viasat Inc (b)	702,424	24,114,216
Viavi Solutions Inc (b)	1,165,068	20,901,320
		442,228,450
Electronic Equipment, Instruments & Components - 2.4%
908 Devices Inc (b)(c)	145,021	920,883
Acorn Energy Inc (b)	8,001	117,375
Advanced Energy Industries Inc	197,087	41,622,804
Aeva Technologies Inc (b)(c)	136,590	1,522,979
AEye Inc Class A (b)(c)	211,141	553,189
Airgain Inc (b)	55,855	227,330
AmpliTech Group Inc (b)	88,361	291,591
AmpliTech Group Inc rights 12/10/2025 (b)(c)(d)	176,944	2
Arlo Technologies Inc (b)	543,529	7,881,171
Arrow Electronics Inc (b)	268,485	28,999,065
Astrotech Corp (b)	7,938	25,799
Avnet Inc	443,455	21,068,547
Badger Meter Inc	154,022	27,499,088
Bel Fuse Inc Class A	6,702	881,581
Bel Fuse Inc Class B	57,612	8,873,976
Belden Inc	207,323	23,510,428
Benchmark Electronics Inc	189,311	8,505,743
Cemtrex Inc (b)(c)	727	2,370
Climb Global Solutions Inc (c)	21,505	2,173,295
Coda Octopus Group Inc (b)(c)	22,531	197,822
Cognex Corp	876,768	33,404,861
Coherent Corp (b)	813,676	133,654,421
CPS Technologies Corp (b)	63,487	218,395
Crane NXT Co	256,857	14,461,049
CTS Corp	155,057	6,563,563
Daktronics Inc (b)	219,742	4,159,716
Data I/O Corp (b)	43,332	121,763
Digital Ally Inc (b)	35	43
Electro-Sensors Inc (b)	12,081	55,693
ePlus Inc	138,851	12,441,050
Evolv Technologies Holdings Inc Class A (b)	719,375	4,596,806
Flex Ltd (b)	1,964,799	116,139,269
Focus Universal Inc (b)(c)	19,072	63,128
Forward Industries Inc (b)(c)	5,080	45,212
Frequency Electronics Inc (b)(c)	36,096	1,033,789
Identiv Inc (b)	111,816	376,820
Insight Enterprises Inc (b)	165,722	14,346,554
Interlink Electronics Inc	13,587	49,185
IPG Photonics Corp (b)(c)	133,103	10,600,323
Itron Inc (b)	237,784	23,550,127
Key Tronic Corp (b)	51,711	134,449
Kimball Electronics Inc (b)	127,825	3,694,143
Knowles Corp (b)(c)	451,101	10,140,750
LGL Group Inc/The (b)	21,172	123,372
LGL Group Inc/The warrants 11/16/2025 (b)	6,067	1,219
LightPath Technologies Inc Class A (b)	203,714	1,497,298
Lightwave Logic Inc (b)(c)	674,524	2,927,434
Littelfuse Inc	129,390	33,126,428
M-Tron Industries Inc (b)(c)	13,807	713,408
M-Tron Industries Inc warrants 4/25/2028 (b)	12,632	10,105
Methode Electronics Inc	186,585	1,414,314
MicroVision Inc (b)(c)	1,588,955	1,496,637
Mirion Technologies Inc Class A (b)	1,283,468	33,395,837
MultiSensor AI Holdings Inc (b)(c)	151,134	96,907
Napco Security Technologies Inc	187,875	7,590,150
Neonode Inc (b)(c)	67,150	149,745
nLight Inc (b)	261,650	9,217,930
Nortech Systems Inc (b)	6,168	42,806
Novanta Inc (b)	189,393	21,526,408
OSI Systems Inc (b)	82,439	22,328,603
Ouster Inc Class A (b)	302,394	6,942,966
PC Connection Inc	59,287	3,441,017
Plexus Corp (b)	141,081	20,167,529
Powerfleet Inc NJ (b)(c)	620,804	3,085,396
Ralliant Corp	590,404	29,148,245
Red Cat Holdings Inc (b)(c)	535,022	3,969,863
Research Frontiers Inc (b)	154,596	292,186
RF Industries Ltd (b)	48,097	299,163
Richardson Electronics Ltd/United States	66,221	692,672
Rogers Corp (b)	88,879	7,448,949
Sanmina Corp (b)(c)	279,101	43,585,808
ScanSource Inc (b)	109,367	4,497,171
Scantech AI Systems Inc (c)	170,285	71,486
SmartRent Inc Class A (b)	934,866	1,607,970
Sobr Safe Inc (b)	8,800	13,904
Sono-Tek Corp (b)	71,181	258,387
Syntec Optics Holdings Inc Class A (b)	34,371	59,462
Taitron Components Inc Class A	24,290	28,905
TD SYNNEX Corp	401,508	61,221,940
TTM Technologies Inc (b)	541,189	37,980,644
Universal Safety Products Inc	8,578	37,657
VerifyMe Inc (b)	58,154	43,534
Vishay Intertechnology Inc	650,831	8,896,860
Vishay Precision Group Inc (b)(c)	64,688	2,208,448
Vontier Corp	766,277	27,800,530
Vuzix Corp (b)(c)	343,276	923,412
Wrap Technologies Inc (b)(c)	190,140	410,702
		965,519,554
IT Services - 3.2%
Applied Digital Corp (b)(c)	1,217,547	32,995,524
ASGN Inc (b)	234,747	10,565,962
Backblaze Inc Class A (b)	304,649	1,444,036
BigBear.ai Holdings Inc (b)(c)	1,951,097	12,369,955
Black Titan Corp (c)	4,340	13,540
Brand Engagement Network Inc Class A (b)(c)	154,172	60,789
Castellum Inc (b)(c)	397,021	416,872
CISO Global Inc (b)(c)	153,429	81,548
Cloudastructure Inc Class A (c)	95,129	109,398
Cloudflare Inc Class A (b)	1,637,849	327,913,748
Commerce.com Inc (b)	283,528	1,301,394
CoreWeave Inc Class A (b)	1,144,318	83,672,532
Crexendo Inc (b)	71,108	496,334
CSP Inc	36,383	416,949
Data Storage Corp (b)	21,930	96,931
DigitalOcean Holdings Inc (b)(c)	361,442	16,091,398
DXC Technology Co (b)	953,149	12,581,567
Fastly Inc Class A (b)	713,466	8,319,014
Glimpse Group Inc/The (b)	89,466	110,938
Grid Dynamics Holdings Inc (b)	364,310	3,191,356
Hackett Group Inc/The	138,214	2,552,813
Information Services Group Inc	187,010	1,006,114
Kyndryl Holdings Inc (b)	1,216,071	31,411,114
MongoDB Inc Class A (b)	427,324	142,029,678
Okta Inc Class A (b)	870,673	69,941,162
Rackspace Technology Inc (b)	529,751	561,536
Research Solutions Inc/CA (b)	143,032	437,678
Snowflake Inc (b)	1,746,399	438,765,285
TSS Inc/MD (b)(c)	127,412	1,226,978
Tucows Inc Class A (b)	46,900	1,016,323
Twilio Inc Class A (b)	802,192	104,036,280
Unisys Corp (b)	305,897	819,804
Whitefiber Inc (c)	49,772	1,066,614
WidePoint Corp (b)	43,861	301,325
XTI Aerospace Inc (b)(c)	108,634	177,073
		1,307,599,562
Semiconductors & Semiconductor Equipment - 3.5%
ACM Research Inc Class A (b)	275,380	9,200,446
Aehr Test Systems (b)	148,168	3,403,419
Aeluma Inc (b)	52,306	733,330
Alpha & Omega Semiconductor Ltd (b)	129,854	2,633,439
Ambarella Inc (b)	212,066	15,731,056
Ambiq Micro Inc	21,282	521,622
Amkor Technology Inc	592,885	21,575,085
Amtech Systems Inc (b)(c)	57,795	453,691
Ascent Solar Technologies Inc (b)(c)	7,992	13,186
Astera Labs Inc (b)	678,751	106,950,795
Atomera Inc (b)(c)	163,257	404,877
Axcelis Technologies Inc (b)	165,487	13,697,359
AXT Inc (b)	213,605	2,285,574
Blaize Holdings Inc Class A (b)(c)	260,281	650,703
CEVA Inc (b)	125,507	2,709,696
Cirrus Logic Inc (b)	268,487	32,309,726
Cohu Inc (b)	245,317	5,966,109
Credo Technology Group Holding Ltd (b)	790,997	140,481,067
CVD Equipment Corp (b)	30,295	104,821
Diodes Inc (b)	244,350	11,291,414
Enphase Energy Inc (b)(c)	685,628	19,780,368
Entegris Inc	792,292	61,117,405
Everspin Technologies Inc (b)(c)	96,787	776,232
FormFactor Inc (b)	403,012	22,173,720
GCT Semiconductor Holding Inc Class A (b)(c)	220,870	291,548
GSI Technology Inc (b)(c)	126,138	802,238
Ichor Holdings Ltd (b)	181,869	3,055,399
Impinj Inc (b)(c)	135,333	23,259,683
inTEST Corp (b)	60,987	491,555
Kopin Corp (b)(c)	851,887	2,078,604
Lattice Semiconductor Corp (b)	715,969	50,268,183
MACOM Technology Solutions Holdings Inc (b)	335,119	58,642,474
Marvell Technology Inc	4,514,372	403,584,857
MaxLinear Inc Class A (b)	430,738	6,706,591
MKS Inc	351,003	54,893,359
Mobix Labs Inc Class A (b)(c)	194,192	89,095
Navitas Semiconductor Corp Class A (b)(c)	961,283	8,401,613
NVE Corp	25,893	1,655,598
Onto Innovation Inc (b)	256,110	36,664,708
PDF Solutions Inc (b)	167,960	4,551,716
Penguin Solutions Inc (b)	247,216	5,001,180
Peraso Inc (b)(c)	25,851	24,108
Photronics Inc (b)	316,581	7,252,871
Pixelworks Inc (b)(c)	24,334	167,418
Power Integrations Inc	298,015	10,013,304
Qorvo Inc (b)	440,535	37,837,551
QuickLogic Corp (b)(c)	75,772	477,364
Rambus Inc (b)	563,127	53,818,047
Rigetti Computing Inc Class A (b)	1,697,187	43,397,072
Semtech Corp (b)	452,933	33,589,511
Silicon Laboratories Inc (b)	170,818	21,792,960
SiTime Corp (b)	114,227	34,005,378
SkyWater Technology Inc (b)(c)	147,313	2,267,147
SolarEdge Technologies Inc (b)(c)	310,178	11,330,802
Synaptics Inc (b)	198,883	13,625,474
Trio-Tech International (b)	14,149	121,379
Ultra Clean Holdings Inc (b)	238,474	6,047,701
Universal Display Corp	230,828	27,452,374
Veeco Instruments Inc (b)	316,852	9,261,584
		1,447,885,586
Software - 6.5%
8x8 Inc (b)	641,014	1,243,567
A10 Networks Inc	380,034	6,544,185
ACCESS Newswire Inc (b)	15,537	129,423
ACI Worldwide Inc (b)	542,693	25,430,594
Adeia Inc	575,569	7,119,789
Agilysys Inc (b)	133,664	16,435,325
Airship AI Holdings Inc Class A (b)(c)	108,236	398,308
Alarm.com Holdings Inc (b)	264,037	13,719,363
Alkami Technology Inc (b)(c)	414,232	8,831,426
Alpha Modus Holdings Inc Class A (b)(c)	198,706	153,560
Amplitude Inc Class A (b)	461,173	4,740,858
Appfolio Inc Class A (b)	120,327	27,468,248
Appian Corp Class A (b)	212,577	8,588,111
Arteris Inc (b)	162,247	2,326,622
Asana Inc Class A (b)(c)	450,460	5,801,925
Atlassian Corp Class A (b)	863,347	129,087,643
Auddia Inc (b)	4,975	4,826
AudioEye Inc (b)(c)	37,304	461,077
Aurora Innovation Inc Class A (b)(c)	6,047,803	25,340,295
authID Inc (b)	9,730	12,454
AvePoint Inc Class A (b)	732,028	9,516,364
Aware Inc/MA (b)	66,615	145,221
Bentley Systems Inc Class B	785,226	32,948,083
BILL Holdings Inc (b)(c)	473,082	23,725,062
Bit Digital Inc (b)(c)	1,729,100	4,115,258
BitMine Immersion Technologies Inc (b)(c)	908,270	30,081,902
Blackbaud Inc (b)	195,832	11,041,008
Blackboxstocks Inc (b)	12,548	87,585
BlackLine Inc (b)(c)	273,823	15,605,173
Blend Labs Inc Class A (b)(c)	1,173,129	3,707,088
Box Inc Class A (b)	761,335	22,489,836
Braze Inc Class A (b)	436,035	12,514,205
Bridgeline Digital Inc (b)	50,931	51,440
BTCS Inc	195,498	621,684
Btcs Inc Series V (d)	38,570	0
C3.ai Inc Class A (b)(c)	654,637	9,459,505
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	3,125,436	23,284,498
Cerence Inc (b)(c)	229,918	2,547,491
CID Holdco Inc	56,346	95,225
Cipher Mining Inc (b)(c)	1,521,796	30,968,549
Circle Internet Group Inc Class A (c)	277,523	22,182,413
Cleanspark Inc (b)(c)	1,472,893	22,240,684
Clear Secure Inc Class A	459,699	16,319,315
Clearwater Analytics Holdings Inc Class A (b)(c)	1,537,125	33,908,978
Commvault Systems Inc (b)	234,722	28,988,167
Confluent Inc Class A (b)	1,537,033	34,198,984
Consensus Cloud Solutions Inc (b)	99,760	2,178,758
Core Scientific Inc (b)(c)	1,598,881	27,005,100
CS Disco Inc (b)	134,077	959,991
CXApp Inc Class A (b)(c)	81,799	37,791
CYNGN Inc (b)(c)	26,222	94,137
Daily Journal Corp (b)(c)	5,589	2,561,942
Digimarc Corp (b)(c)	79,287	635,089
Digital Turbine Inc (b)	513,963	2,461,883
Docusign Inc (b)	1,052,834	73,014,038
Dolby Laboratories Inc Class A	324,276	21,872,416
Domo Inc Class B (b)	175,109	2,003,247
Dropbox Inc Class A (b)	977,627	29,211,495
Duos Technologies Group Inc (b)(c)	72,948	734,586
Dynatrace Inc (b)	1,585,155	70,634,507
eGain Corp (b)	93,296	972,144
Elastic NV (b)	488,569	34,458,772
EverCommerce Inc (b)(c)	72,013	625,073
Exodus Movement Inc Class A (b)	29,445	486,431
Expensify Inc Class A (b)	259,465	402,171
Five9 Inc (b)(c)	382,913	7,501,266
Freshworks Inc Class A (b)	1,060,925	12,879,630
Gitlab Inc Class A (b)	733,240	30,106,834
Greenidge Generation Holdings Inc Class A (b)(c)	61,987	96,700
Guidewire Software Inc (b)	439,854	94,999,667
HubSpot Inc (b)	275,628	101,243,677
I3 Verticals Inc Class A (b)(c)	111,001	2,627,394
Intapp Inc (b)	294,331	12,712,156
Intellicheck Inc (b)(c)	106,289	672,809
Intellinetics Inc (b)	16,075	140,013
InterDigital Inc (c)	134,714	48,193,934
Intrusion Inc (b)(c)	84,499	119,989
Inuvo Inc (b)	62,930	183,126
Iveda Solutions Inc (b)(c)	14,366	16,090
Jamf Holding Corp (b)	418,578	5,412,214
Kaltura Inc (b)	470,963	692,316
Klaviyo Inc Class A (b)	654,750	18,699,660
Life360 Inc (b)(c)	405,645	32,293,398
LivePerson Inc (b)	10,543	52,504
LiveRamp Holdings Inc (b)	345,472	9,966,867
LM Funding America Inc (b)(c)	25,112	24,873
Manhattan Associates Inc (b)	318,956	56,279,786
MARA Holdings Inc (b)(c)	1,950,403	23,034,259
Marin Software Inc (b)(d)	14,773	11,818
Mitek Systems Inc (b)	241,252	2,137,493
Myseum Inc (b)	21,589	44,473
N-able Inc/US (b)	395,602	2,848,334
nCino Inc (b)(c)	535,769	13,233,494
NCR Voyix Corp (b)(c)	728,081	7,360,899
NetSol Technologies Inc (b)	53,787	161,899
NextNav Inc Class A (b)(c)	462,492	6,572,011
NextTrip Inc (b)(c)	25,185	93,436
Nutanix Inc Class A (b)	1,400,455	66,941,749
Oblong Inc (b)(c)	7,203	15,414
ON24 Inc (b)	196,935	1,114,652
OneSpan Inc	166,681	2,033,508
Onestream Inc Class A (b)(c)	415,860	8,662,364
Ooma Inc (b)	121,363	1,364,120
PagerDuty Inc (b)	492,702	5,912,424
PAR Technology Corp (b)	215,616	7,440,908
Pegasystems Inc	486,099	26,623,642
Phunware Inc (b)(c)	116,866	241,913
Pivotal Software Inc rights (b)(d)	413,656	4
Porch Group Inc (b)	513,084	4,971,784
Procore Technologies Inc (b)(c)	609,745	45,157,715
Progress Software Corp (b)	228,314	9,454,483
PROS Holdings Inc (b)(c)	266,917	6,203,151
Q2 Holdings Inc (b)	334,318	24,114,357
Qualys Inc (b)	189,477	26,687,835
Rapid7 Inc (b)	280,557	4,399,134
reAlpha Tech Corp (b)(c)	254,519	132,757
Red Violet Inc (c)	69,184	3,749,081
Rekor Systems Inc (b)(c)	659,318	1,160,400
ReposiTrak Inc (c)	60,558	816,322
Rimini Street Inc (b)	240,940	917,981
RingCentral Inc Class A (b)(c)	427,926	12,084,630
Riot Platforms Inc (b)	1,688,016	27,227,698
Rubrik Inc Class A (b)	696,186	48,259,614
SailPoint Inc (c)	384,891	7,089,692
Samsara Inc Class A (b)	1,575,674	59,922,882
SEMrush Holdings Inc Class A (b)	243,897	2,885,302
SentinelOne Inc Class A (b)	1,712,365	27,757,437
ServiceTitan Inc Class A (b)	289,556	25,874,724
Signing Day Sports Inc (b)(c)	21,726	27,809
Silvaco Group Inc (b)(c)	45,990	209,255
Smith Micro Software Inc (b)	86,560	52,075
Soluna Holdings Inc (b)(c)	136,555	233,509
SoundHound AI Inc Class A (b)(c)	1,961,671	23,638,136
SoundThinking Inc (b)	33,695	209,583
Sprinklr Inc Class A (b)	646,030	4,670,797
Sprout Social Inc Class A (b)	241,551	2,408,263
SPS Commerce Inc (b)	206,004	17,164,253
Strategy Inc Class A (b)(c)	1,381,068	244,697,629
Synchronoss Technologies Inc (b)	35,433	171,850
T Stamp Inc Class A (b)(c)	11,768	49,190
Tao Synergies Inc (b)	17,801	134,932
Telos Corp (b)	264,708	1,530,012
Tenable Holdings Inc (b)	641,134	17,002,874
Teradata Corp (b)	497,310	14,242,958
Terawulf Inc (b)(c)	1,618,991	25,110,550
Thumzup Media Corp (b)(c)	51,691	205,730
TON Strategy Co (b)	252,133	859,774
UiPath Inc Class A (b)	2,245,587	31,123,836
Unity Software Inc (b)	1,767,674	75,161,498
Upland Software Inc (b)	127,142	233,941
Urgent.ly Inc (b)	6,343	12,179
Varonis Systems Inc (b)	599,334	19,819,975
Veea Inc Class A (b)(c)	82,507	41,749
Veritone Inc (b)	236,258	1,030,085
Vertex Inc Class A (b)(c)	387,206	7,616,342
Viant Technology Inc Class A (b)	69,792	740,493
VirnetX Holding Corp (b)(c)	19,395	429,599
Weave Communications Inc (b)	365,008	2,328,751
Workiva Inc Class A (b)	276,794	25,620,053
Xperi Inc (b)	199,377	1,154,393
Yext Inc (b)	548,227	4,616,071
Zeta Global Holdings Corp Class A (b)	1,024,553	18,698,092
Zoom Communications Inc Class A (b)	1,357,550	115,337,448
Zscaler Inc (b)	520,515	130,909,524
		2,682,154,792
Technology Hardware, Storage & Peripherals - 0.6%
Ainos Inc (b)	5,038	10,580
AstroNova Inc (b)	39,791	302,412
Boxlight Corp Class A (b)(c)	10,313	9,281
CompoSecure Inc Class A (b)	243,960	4,847,485
Corsair Gaming Inc (b)	244,764	1,595,861
CPI Card Group Inc (b)(c)	32,857	443,898
Diebold Nixdorf Inc (b)	191,041	12,325,965
Eastman Kodak Co (b)(c)	311,863	2,382,633
Foxx Development Holdings Inc (b)(c)	9,095	40,928
Immersion Corp	145,635	1,035,465
IonQ Inc (b)(c)	1,553,629	76,593,910
Movano Inc (b)(c)	2,841	29,831
One Stop Systems Inc (b)	103,144	628,147
Pure Storage Inc Class A (b)	1,624,924	144,553,239
Quantum Computing Inc (b)(c)	713,782	8,351,249
Quantum Corp (b)(c)	36,553	286,941
Socket Mobile Inc (b)	31,204	40,877
Sonim Technologies Inc (b)(c)	1,753	10,045
TransAct Technologies Inc (b)	54,168	240,506
Turtle Beach Corp (b)(c)	73,989	1,026,967
Xerox Holdings Corp (c)	640,975	1,781,911
		256,538,131
TOTAL INFORMATION TECHNOLOGY		7,101,926,075

Materials - 4.9%
Chemicals - 1.3%
AdvanSix Inc	142,747	2,196,876
Alto Ingredients Inc (b)	386,713	986,118
American Vanguard Corp (b)	149,808	698,105
Arq Inc (b)	171,265	637,106
Ashland Inc	240,750	12,735,675
ASP Isotopes Inc (b)(c)	510,380	3,174,564
Aspen Aerogels Inc (b)(c)	365,220	1,176,008
Avient Corp	482,209	14,750,773
Axalta Coating Systems Ltd (b)	1,139,764	34,341,089
Balchem Corp	168,650	26,344,817
Bolt Projects Holdings Inc Class A (b)	4,644	9,706
Cabot Corp	280,210	17,532,740
Celanese Corp	581,375	24,214,269
Chemours Co/The	801,165	10,246,900
Core Molding Technologies Inc (b)	40,334	762,313
Eastman Chemical Co	600,582	37,284,131
Ecovyst Inc (b)	601,154	5,530,617
Element Solutions Inc	1,185,313	30,723,313
Flotek Industries Inc (b)(c)	70,019	1,000,572
FMC Corp (c)	682,679	9,755,483
Hawkins Inc	108,909	14,160,348
HB Fuller Co	284,185	16,562,302
Huntsman Corp	822,548	8,570,950
Ingevity Corp (b)	191,505	10,002,306
Innospec Inc	130,658	9,767,992
Intrepid Potash Inc (b)	55,095	1,393,904
Koppers Holdings Inc	103,534	3,071,854
Kronos Worldwide Inc	116,990	593,139
LSB Industries Inc (b)	280,788	2,507,437
Mativ Holdings Inc	287,730	3,593,748
Minerals Technologies Inc	159,068	9,329,338
NewMarket Corp	40,768	31,127,591
Northern Technologies International Corp	42,960	319,622
Novusterra Inc (b)(c)(d)	24,632	0
Olin Corp	610,871	12,889,378
Origin Materials Inc Class A (b)	716,313	338,171
Perimeter Solutions Inc (b)	727,091	20,271,297
PureCycle Technologies Inc (b)(c)	749,253	6,593,426
Quaker Chemical Corp (c)	72,354	9,973,999
Rayonier Advanced Materials Inc (b)	348,514	2,275,796
RPM International Inc	668,947	71,744,566
Scotts Miracle-Gro Co/The	229,267	12,981,098
Sensient Technologies Corp	220,520	21,498,495
Solesence Inc (b)(c)	94,266	215,869
Stepan Co	104,467	4,735,489
Trinseo PLC (c)	188,069	183,236
Tronox Holdings PLC	583,251	2,414,659
Valhi Inc	14,092	178,687
Westlake Corp	185,064	12,364,126
		523,759,998
Construction Materials - 1.5%
Amrize Ltd (United States) (c)	2,692,426	138,686,863
CRH PLC	3,518,706	422,103,973
Eagle Materials Inc	169,432	37,905,327
Knife River Corp (b)	298,243	22,320,506
Smith-Midland Corp (b)(c)	24,088	838,744
United States Lime & Minerals Inc	55,567	6,755,280
		628,610,693
Containers & Packaging - 0.6%
AptarGroup Inc	344,214	42,940,697
Crown Holdings Inc	598,964	57,997,684
Eightco Holdings Inc (b)(c)	14,479	37,935
Graphic Packaging Holding CO	1,524,545	24,667,138
Greif Inc Class A	137,703	9,037,448
Greif Inc Class B	23,791	1,693,443
Myers Industries Inc	197,316	3,563,527
O-I Glass Inc (b)	810,091	10,920,027
Ranpak Holdings Corp Class A (b)(c)	197,709	976,682
Sealed Air Corp	770,294	33,084,127
Silgan Holdings Inc	467,298	18,523,693
Sonoco Products Co	531,735	22,423,265
TriMas Corp	168,913	5,754,866
		231,620,532
Metals & Mining - 1.4%
5E Advanced Materials Inc (b)(c)	26,036	103,884
Adapti Inc (b)	934	3,007
Alcoa Corp	1,352,868	56,468,710
Alpha Metallurgical Resources Inc (b)(c)	57,788	9,200,427
American Battery Technology Co (b)(c)	482,665	1,805,167
Ampco-Pittsburgh Corp (b)	60,842	157,581
Ascent Industries Co (b)	38,482	545,290
Century Aluminum Co (b)	280,000	8,391,600
Cleveland-Cliffs Inc (b)(c)	2,979,614	38,854,167
Coeur Mining Inc (b)	3,365,871	58,128,592
Commercial Metals Co	585,297	37,330,243
Compass Minerals International Inc (b)(c)	180,814	3,433,658
Contango ORE Inc (b)	47,806	1,157,861
Dakota Gold Corp (b)(c)	467,684	2,184,084
Friedman Industries Inc	35,791	726,199
Gold Resource Corp (b)	714,174	562,055
Hecla Mining Co	3,462,384	58,237,299
Hycroft Mining Holding Corp (b)	268,305	3,139,169
Idaho Strategic Resources Inc (b)(c)	70,336	2,791,636
Inno Holdings Inc (b)(c)	36,636	8,181
Ivanhoe Electric Inc / US (b)(c)	554,143	7,929,786
Kaiser Aluminum Corp	84,429	8,109,405
Materion Corp (c)	108,198	13,220,714
Metallus Inc (b)	188,697	3,190,866
MP Materials Corp (b)(c)	704,669	43,654,245
Olympic Steel Inc	52,079	2,025,352
Paramount Gold Nevada Corp (b)	294,602	356,468
Ramaco Resources Inc Class A (b)(c)	202,041	3,170,023
Ramaco Resources Inc Class B	42,796	535,378
ReElement Technologies Corp (d)	97,452	0
Reliance Inc	275,569	76,971,933
Royal Gold Inc	422,618	86,146,454
Ryerson Holding Corp	144,325	3,309,372
Solitario Resources Corp (b)	352,542	218,224
SunCoke Energy Inc	447,432	2,917,257
Tredegar Corp (b)	159,478	1,243,928
United States Antimony Corp (b)(c)	539,077	3,293,760
US Gold Corp (b)(c)	66,057	1,140,144
USA Rare Earth Inc Class A (b)(c)	307,560	4,136,682
Warrior Met Coal Inc	274,517	21,491,936
Worthington Steel Inc	171,453	5,786,539
		572,077,276
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	84,259	1,532,670
Louisiana-Pacific Corp	331,178	27,159,908
Magnera Corp (b)(c)	180,094	2,550,131
Sylvamo Corp	179,237	8,490,457
		39,733,166
TOTAL MATERIALS		1,995,801,665

Real Estate - 5.3%
Diversified REITs - 0.4%
Alexander & Baldwin Inc	386,521	6,041,323
Alpine Income Property Trust Inc	66,501	1,153,127
American Assets Trust Inc	253,117	4,935,782
Armada Hoffler Properties Inc Class A	432,017	2,838,352
Broadstone Net Lease Inc Class A	1,018,339	17,892,216
CTO Realty Growth Inc	161,932	2,927,731
Essential Properties Realty Trust Inc	1,045,159	33,089,734
Generation Income Properties Inc (b)	28,964	27,076
Gladstone Commercial Corp	252,623	2,794,010
Global Net Lease Inc	1,030,296	8,458,730
Mackenzie Realty Capital Inc	7,851	32,346
Medalist Diversified REIT Inc	4,205	55,969
Modiv Industrial Inc Class C	52,778	786,392
NexPoint Diversified Real Estate Trust	190,280	549,909
Presidio Property Trust Inc Class A (b)(c)	5,625	24,075
WP Carey Inc	1,146,430	77,234,989
		158,841,761
Health Care REITs - 0.7%
American Healthcare REIT Inc	882,371	44,806,799
CareTrust REIT Inc	1,150,417	43,175,150
Community Healthcare Trust Inc	140,518	2,189,270
Diversified Healthcare Trust	1,144,251	5,526,732
Global Medical REIT Inc	59,837	1,984,793
Healthcare Realty Trust Inc	1,854,583	33,809,048
LTC Properties Inc	244,220	8,911,588
Medical Properties Trust Inc (c)	2,569,697	14,801,455
National Health Investors Inc	252,423	20,062,580
Omega Healthcare Investors Inc	1,543,841	70,893,180
Sabra Health Care REIT Inc	1,275,982	24,894,409
Sila Realty Trust Inc	293,619	7,023,366
Strawberry Fields REIT Inc	38,806	486,239
Universal Health Realty Income Trust	68,990	2,804,444
		281,369,053
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	1,199,615	14,263,422
Ashford Hospitality Trust Inc (b)	29,919	105,913
Braemar Hotels & Resorts Inc	313,558	837,200
Chatham Lodging Trust	258,793	1,754,617
DiamondRock Hospitality Co	1,082,847	9,864,736
InnSuites Hospitality Trust	15,089	19,314
Park Hotels & Resorts Inc	1,011,356	10,942,872
Pebblebrook Hotel Trust	623,687	7,072,611
RLJ Lodging Trust	733,868	5,533,365
Ryman Hospitality Properties Inc	331,881	31,671,404
Service Properties Trust	733,707	1,276,650
Sotherly Hotels Inc (b)	97,156	209,857
Summit Hotel Properties Inc	562,443	3,014,694
Sunstone Hotel Investors Inc	1,004,122	9,398,582
Xenia Hotels & Resorts Inc	505,679	7,069,392
		103,034,629
Industrial REITs - 0.6%
Americold Realty Trust Inc	1,461,472	15,827,742
EastGroup Properties Inc	279,054	50,559,004
First Industrial Realty Trust Inc	695,224	39,794,622
Industrial Logistics Properties Trust	310,092	1,717,910
Lineage Inc (c)	300,562	10,766,131
LXP Industrial Trust (c)	313,289	15,194,517
One Liberty Properties Inc	79,472	1,656,196
Plymouth Industrial REIT Inc	237,609	5,213,141
Rexford Industrial Realty Inc	1,246,182	51,853,633
STAG Industrial Inc Class A	981,880	38,568,246
Terreno Realty Corp	545,065	34,224,631
		265,375,773
Office REITs - 0.4%
Brandywine Realty Trust	808,391	2,772,781
City Office Reit Inc	213,714	1,455,392
COPT Defense Properties	595,406	18,296,826
Cousins Properties Inc	895,451	23,084,727
Creative Media & Community Trust Corp (b)(c)	4,298	17,923
Douglas Emmett Inc	848,722	10,345,921
Easterly Government Properties Inc	214,346	4,672,743
Empire State Realty Trust Inc Class A	731,290	5,140,969
Franklin Street Properties Corp	430,833	448,066
Highwoods Properties Inc	554,964	15,427,999
Hudson Pacific Properties Inc (b)	1,994,463	3,949,037
JBG SMITH Properties	325,594	5,935,579
Kilroy Realty Corp	564,478	24,210,461
NET Lease Office Properties	76,358	2,251,797
Orion Properties Inc	285,687	642,796
Paramount Group Inc (b)	972,203	6,406,818
Peakstone Realty Trust	175,874	2,404,198
Piedmont Realty Trust Inc Class A1	657,396	5,745,641
Postal Realty Trust Inc Class A	135,300	2,102,562
SL Green Realty Corp	381,564	17,983,111
Vornado Realty Trust	849,442	31,276,455
		184,571,802
Real Estate Management & Development - 0.9%
Alset Inc (b)	207,042	567,295
Altisource Portfolio Solutions SA (b)	58,069	559,786
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	102,420	43,016
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	102,420	51,210
American Realty Investors Inc (b)	7,618	119,907
American Strategic Investment Co Class A (b)	5,090	40,211
AMREP Corp (b)	16,544	364,795
Anywhere Real Estate Inc (b)	512,478	7,302,812
Avalon GloboCare Corp (b)	18,410	26,142
CKX Lands Inc (b)	7,839	74,276
Compass Inc Class A (b)	2,409,455	25,106,521
Comstock Holding Cos Inc Class A (b)	19,127	261,084
Cushman & Wakefield Ltd	1,217,877	20,399,440
Douglas Elliman Inc (b)(c)	396,383	1,050,415
eXp World Holdings Inc (c)	455,522	5,170,175
Fathom Holdings Inc (b)	83,726	108,007
Forestar Group Inc (b)	97,034	2,476,308
FRP Holdings Inc (b)	63,434	1,478,647
Howard Hughes Holdings Inc (b)	162,244	14,525,705
InterGroup Corp/The (b)	3,271	97,999
Jones Lang LaSalle Inc (b)	247,376	80,567,889
JW Mays Inc (b)	2,987	114,820
Kennedy-Wilson Holdings Inc	633,381	6,162,797
La Rosa Holdings Corp Class A (b)(c)	1,123	2,178
Marcus & Millichap Inc	127,106	3,724,206
Maui Land & Pineapple Co Inc (b)(c)	37,004	586,513
New Concept Energy Inc (b)	24,621	19,374
Newmark Group Inc Class A	817,420	14,206,760
Offerpad Solutions Inc Class A (b)(c)	76,127	146,925
Opendoor Technologies Inc Class A (b)	3,505,789	26,994,575
RE/MAX Holdings Inc Class A (b)	87,552	719,677
RMR Group Inc/The Class A	77,243	1,177,956
Safe & Green Development Corp (c)	10,636	11,167
Seaport Entertainment Group Inc (b)(c)	39,456	846,726
Seritage Growth Properties Class A (b)	224,286	838,830
St Joe Co/The	210,326	12,688,968
Star Holdings (b)	68,544	548,352
Stratus Properties Inc (b)	35,555	787,543
Tejon Ranch Co (b)	130,570	2,119,151
Transcontinental Realty Investors Inc (b)	6,304	289,858
Zillow Group Inc Class A (b)	268,230	19,406,441
Zillow Group Inc Class C (b)	908,916	67,605,172
		319,389,629
Residential REITs - 0.6%
American Homes 4 Rent Class A	1,703,840	54,727,341
Apartment Investment and Management Co Class A	685,125	3,912,064
Bluerock Homes Trust Inc Class A	17,425	165,537
BRT Apartments Corp	63,103	923,827
Centerspace	89,084	5,947,248
Clipper Realty Inc	71,253	256,510
Elme Communities	466,606	8,100,280
Equity LifeStyle Properties Inc	1,013,146	63,696,489
Independence Realty Trust Inc	1,247,111	21,387,954
NexPoint Residential Trust Inc	116,038	3,691,169
Sun Communities Inc	614,539	79,177,205
UMH Properties Inc	429,789	6,502,708
Veris Residential Inc	429,099	6,462,231
		254,950,563
Retail REITs - 0.7%
Acadia Realty Trust	692,193	14,238,410
Agree Realty Corp	580,338	43,653,024
Alexander's Inc	11,554	2,448,639
Brixmor Property Group Inc	1,606,728	41,999,870
CBL & Associates Properties Inc	83,219	2,781,179
Curbline Properties Corp	510,251	12,215,409
FrontView REIT Inc	97,256	1,486,072
Getty Realty Corp	278,466	7,927,927
InvenTrust Properties Corp	408,877	11,669,350
Kite Realty Group Trust	1,160,228	26,847,676
Macerich Co/The	1,331,688	23,118,104
NETSTREIT Corp	442,037	8,102,538
NNN REIT Inc	992,432	41,037,063
Phillips Edison & Co Inc	673,350	23,903,925
Saul Centers Inc	60,872	1,893,119
SITE Centers Corp	247,709	1,823,138
Tanger Inc	596,480	20,029,798
Urban Edge Properties	664,791	12,777,283
Wheeler Real Estate Investment Trust Inc (b)(c)	630	920
Whitestone REIT	240,568	3,197,149
		301,150,593
Specialized REITs - 0.7%
CubeSmart	1,205,668	44,887,020
EPR Properties	401,994	21,012,226
Farmland Partners Inc	217,049	2,135,762
Four Corners Property Trust Inc	553,987	13,317,847
Gaming and Leisure Properties Inc	1,484,944	64,639,612
Gladstone Land Corp	184,438	1,717,118
Global Self Storage Inc	67,912	350,426
Lamar Advertising Co Class A	454,445	60,163,974
Millrose Properties Inc Class A	806,956	24,579,880
National Storage Affiliates Trust	374,882	11,040,275
Outfront Media Inc	767,025	18,048,098
PotlatchDeltic Corp	375,750	15,120,180
Rayonier Inc	749,800	16,653,058
Safehold Inc	244,913	3,396,943
Smartstop Self Storage REIT Inc	163,492	5,342,919
		302,405,338
TOTAL REAL ESTATE		2,171,089,141

Utilities - 2.0%
Electric Utilities - 0.6%
ALLETE Inc	301,622	20,395,680
Genie Energy Ltd Class B	112,055	1,622,556
Hawaiian Electric Industries Inc (b)	842,436	9,907,047
IDACORP Inc	282,491	37,226,664
MGE Energy Inc	192,145	15,913,449
OGE Energy Corp	1,053,525	48,230,375
Oklo Inc Class A (b)(c)	610,469	55,784,657
Otter Tail Corp	220,465	18,122,223
Portland General Electric Co	578,507	29,399,726
TXNM Energy Inc	498,463	29,135,162
		265,737,539
Gas Utilities - 0.6%
Chesapeake Utilities Corp	123,970	17,239,268
MDU Resources Group Inc	1,076,014	22,940,618
National Fuel Gas Co	473,376	39,029,852
New Jersey Resources Corp	527,993	25,385,903
Northwest Natural Holding Co	216,521	10,711,294
ONE Gas Inc	313,901	26,286,070
RGC Resources Inc	44,133	995,640
Southwest Gas Holdings Inc	335,186	27,837,197
Spire Inc	307,064	27,224,294
UGI Corp	1,123,893	44,449,969
		242,100,105
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy Inc Class A	200,266	6,849,097
Clearway Energy Inc Class C	421,927	15,450,967
Hallador Energy Co (b)	183,279	3,737,059
Montauk Renewables Inc (b)	342,879	558,893
Ormat Technologies Inc	318,013	35,906,848
Spruce Power Holding Corp Class A (b)	93,845	466,409
Talen Energy Corp (b)	239,152	94,290,459
		157,259,732
Multi-Utilities - 0.1%
Avista Corp	428,393	17,726,902
Black Hills Corp	383,733	28,315,658
Northwestern Energy Group Inc	323,907	22,378,735
Unitil Corp	93,619	4,702,482
		73,123,777
Water Utilities - 0.3%
American States Water Co	202,629	14,947,941
Artesian Resources Corp Class A	49,757	1,567,346
Cadiz Inc (b)(c)	288,926	1,609,318
California Water Service Group	313,679	14,231,616
Consolidated Water Co Ltd	79,213	2,711,461
Essential Utilities Inc	1,463,636	57,945,350
Global Water Resources Inc	68,907	590,533
H2O America	173,242	8,043,626
Middlesex Water Co	95,093	4,879,222
Pure Cycle Corp (b)	127,285	1,448,503
York Water Co/The	76,394	2,492,736
		110,467,652
TOTAL UTILITIES		848,688,805

TOTAL UNITED STATES		39,776,151,410
TOTAL COMMON STOCKS (Cost $28,478,783,343)		40,904,179,648

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A	30,107	113,443
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (d)	6,995	0
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8%	86	1,686
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (c)(d)	534	0
Hyperscale Data Inc Series F (d)	582	0
		0
TOTAL INDUSTRIALS		1,686

Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc Class A (d)	5,293	0
Software - 0.0%
SRAX Inc (b)(d)	117,390	1
TOTAL INFORMATION TECHNOLOGY		1

TOTAL UNITED STATES		115,130
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $13,671)		115,130

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $4,395,034)	3.82	4,429,000	4,395,812

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.02	90,054,443	90,072,453
Fidelity Securities Lending Cash Central Fund (i)(j)	4.02	2,255,614,897	2,255,840,459
TOTAL MONEY MARKET FUNDS (Cost $2,345,912,912)			2,345,912,912

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $30,829,104,960)	43,254,603,502
NET OTHER ASSETS (LIABILITIES) - (5.4)% (f)	(2,223,175,462)
NET ASSETS - 100.0%	41,031,428,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	616	12/19/2025	77,157,080	3,009,746	3,009,746
CME E-Mini S&P MidCap 400 Index Contracts (United States)	154	12/19/2025	51,041,760	1,464,393	1,464,393

TOTAL FUTURES CONTRACTS					4,474,139
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,163,992 or 0.0% of net assets.

(f)	Includes $4,364,635 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,395,812.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $226,254,718.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,741,645	1,965,119,835	1,930,788,138	1,654,824	(889)	-	90,072,453	90,054,443	0.2%
Fidelity Securities Lending Cash Central Fund	1,623,093,348	6,484,524,995	5,851,777,986	28,483,395	102	-	2,255,840,459	2,255,614,897	7.9%
Total	1,678,834,993	8,449,644,830	7,782,566,124	30,138,219	(787)	-	2,345,912,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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